UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/13

Item 1. Schedule of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Adjustable U.S. Government Securities Fund		Principal Amount		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $26,974) 0.0%†				
[a]Travelers Mortgage Services Inc., 1998-5A, A, FRN, 2.53%, 12/25/18	$	26,518	$	26,544
Mortgage-Backed Securities 97.7%				
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 25.4%				
FHLMC, 2.015%, 4/01/36		11,766,392		12,381,541
FHLMC, 2.152%, 4/01/35		16,990,024		17,912,508
FHLMC, 0.826% - 2.259%, 7/01/14 - 4/01/42		20,138,479		21,055,683
FHLMC, 2.365%, 1/01/36		11,058,594		11,682,137
FHLMC, 2.261% - 2.375%, 1/01/18 - 4/01/38		20,866,201		21,902,345
FHLMC, 2.425%, 9/01/35		20,550,075		21,743,219
FHLMC, 2.375% - 2.425%, 9/01/15 - 10/01/41		21,484,562		22,714,108
FHLMC, 2.425% - 2.487%, 11/01/17 - 1/01/38		21,431,873		22,705,061
FHLMC, 2.506%, 11/01/36		12,560,574		13,354,549
FHLMC, 2.49% - 2.523%, 2/01/24 - 6/01/38		21,336,252		22,605,084
FHLMC, 2.545%, 9/01/36		11,107,094		11,818,120
FHLMC, 2.588%, 12/01/35		15,392,179		16,420,475
FHLMC, 2.523% - 2.59%, 9/01/18 - 5/01/41		21,507,672		22,785,426
FHLMC, 2.601%, 11/01/35		10,809,761		11,443,254
FHLMC, 2.592% - 2.631%, 11/01/18 - 5/01/37		18,798,048		19,976,700
FHLMC, 2.631% - 2.667%, 1/01/18 - 6/01/37		15,173,902		16,108,633
FHLMC, 2.678%, 2/01/36		10,020,571		10,640,213
FHLMC, 2.668% - 2.689%, 10/01/29 - 2/01/39		21,441,174		22,744,443
FHLMC, 2.712%, 9/01/38		13,092,962		13,916,696
FHLMC, 2.69% - 2.717%, 1/01/29 - 3/01/38		21,366,081		22,699,961
FHLMC, 2.727%, 11/01/37		16,334,622		17,314,020
FHLMC, 2.718% - 2.74%, 5/01/32 - 9/01/37		21,610,462		22,861,792
FHLMC, 2.74% - 2.768%, 1/01/19 - 11/01/37		17,802,496		18,867,109
FHLMC, 2.785%, 6/01/37		20,927,257		22,434,011
FHLMC, 2.771% - 2.791%, 1/01/19 - 3/01/37		21,057,812		22,390,591
FHLMC, 2.795% - 2.811%, 12/01/19 - 1/01/37		18,931,461		20,156,221
FHLMC, 2.846%, 9/01/37		20,108,559		21,448,889
FHLMC, 2.815% - 2.854%, 2/01/19 - 12/01/37		19,896,808		21,161,537
FHLMC, 3.00%, 1/01/37		12,841,466		13,768,774
FHLMC, 2.856% - 3.126%, 8/01/18 - 11/01/40		21,562,832		22,827,536
FHLMC, 3.131% - 7.545%, 10/01/14 - 3/01/40		20,636,466		21,798,238
				581,638,874
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 71.4%				
FNMA, 0.973% - 1.786%, 6/01/15 - 10/01/44		21,846,833		22,568,959
FNMA, 1.912%, 1/01/35		10,770,500		11,247,758
FNMA, 1.787% - 1.915%, 6/01/14 - 2/01/37		21,295,049		22,143,503
FNMA, 1.967%, 12/01/34		24,814,245		26,125,408
FNMA, 1.915% - 2.007%, 8/01/14 - 3/01/43		21,781,706		22,785,371
FNMA, 2.008% - 2.032%, 6/01/24 - 8/01/37		21,293,887		22,335,047
FNMA, 2.042%, 3/01/35		13,053,450		13,785,485
FNMA, 2.05%, 5/01/35		11,099,475		11,834,606
FNMA, 2.032% - 2.077%, 12/01/17 - 3/01/42		14,892,244		15,586,423
FNMA, 2.077% - 2.128%, 10/01/15 - 3/01/37		20,846,520		21,993,387
FNMA, 2.128% - 2.147%, 1/01/19 - 5/01/36		14,723,202		15,546,490
FNMA, 2.147% - 2.211%, 9/01/17 - 2/01/43		21,695,845		22,793,128
FNMA, 2.211% - 2.225%, 9/01/17 - 11/01/40		21,351,914		22,426,541
FNMA, 2.235%, 1/01/36		11,004,686		11,535,404
FNMA, 2.225% - 2.244%, 1/01/18 - 12/01/38		18,146,417		19,055,665
FNMA, 2.244% - 2.28%, 7/01/17 - 9/01/39		20,384,990		21,359,645
FNMA, 2.281% - 2.306%, 5/01/19 - 2/01/39		19,095,780		20,184,032
FNMA, 2.306% - 2.319%, 3/01/19 - 5/01/38		17,543,585		18,538,201
FNMA, 2.319% - 2.332%, 3/01/19 - 4/01/38		19,065,202		20,154,927
FNMA, 2.332% - 2.341%, 4/01/18 - 3/01/38		21,500,035		22,647,747
FNMA, 2.346%, 10/01/35		11,828,928		12,590,112
FNMA, 2.342% - 2.376%, 3/01/18 - 5/01/38		21,378,910		22,579,038
FNMA, 2.376% - 2.397%, 9/01/15 - 7/01/40		19,639,311		20,767,437

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

FNMA, 2.397% - 2.403%, 3/01/21 - 1/01/40	20,229,416	21,424,341
FNMA, 2.403% - 2.419%, 5/01/19 - 9/01/39	13,377,300	14,175,929
FNMA, 2.419% - 2.426%, 5/01/25 - 4/01/38	21,636,479	22,891,630
FNMA, 2.444%, 2/01/36	16,583,351	17,444,994
FNMA, 2.429% - 2.447%, 6/01/20 - 4/01/38	21,146,122	22,423,263
FNMA, 2.449%, 5/01/39	21,595,956	22,792,549
FNMA, 2.447% - 2.46%, 9/01/17 - 8/01/37	21,664,593	22,878,959
FNMA, 2.46% - 2.471%, 7/01/24 - 5/01/36	20,818,663	22,025,723
FNMA, 2.472% - 2.481%, 2/01/19 - 4/01/37	17,851,490	18,925,551
FNMA, 2.481% - 2.50%, 6/01/17 - 10/01/36	20,351,359	21,535,681
FNMA, 2.50% - 2.509%, 7/01/28 - 7/01/38	19,624,071	20,783,081
FNMA, 2.509% - 2.52%, 1/01/30 - 1/01/37	17,688,899	18,750,542
FNMA, 2.522%, 1/01/36	19,955,952	21,184,630
FNMA, 2.521% - 2.533%, 10/01/16 - 1/01/38	20,533,675	21,771,071
FNMA, 2.535%, 1/01/39	14,353,916	15,179,896
FNMA, 2.552%, 3/01/35	23,548,533	24,954,457
FNMA, 2.533% - 2.555%, 9/01/16 - 12/01/39	19,551,251	20,765,523
FNMA, 2.557%, 8/01/39	18,520,644	19,572,503
FNMA, 2.569%, 1/01/38	13,237,364	14,122,538
FNMA, 2.573%, 8/01/35	9,888,231	10,483,514
FNMA, 2.575%, 3/01/36	13,294,913	14,129,656
FNMA, 2.556% - 2.577%, 6/01/20 - 8/01/37	18,470,360	19,494,424
FNMA, 2.577% - 2.586%, 9/01/32 - 6/01/38	17,531,924	18,604,142
FNMA, 2.587%, 12/01/36	20,340,937	21,493,045
FNMA, 2.592%, 5/01/38	10,574,546	11,241,424
FNMA, 2.588% - 2.602%, 11/01/17 - 9/01/36	20,622,906	21,837,335
FNMA, 2.605%, 9/01/39	10,673,866	11,321,181
FNMA, 2.607%, 9/01/35	11,512,645	12,217,297
FNMA, 2.602% - 2.616%, 5/01/18 - 5/01/45	19,848,407	21,006,392
FNMA, 2.616% - 2.625%, 9/01/32 - 10/01/37	21,014,345	22,278,461
FNMA, 2.628%, 11/01/34	13,956,884	14,724,108
FNMA, 2.625% - 2.63%, 1/01/32 - 1/01/38	18,359,325	19,467,877
FNMA, 2.643%, 11/01/33	16,778,436	17,854,506
FNMA, 2.63% - 2.647%, 9/01/17 - 4/01/38	20,489,806	21,718,619
FNMA, 2.648%, 2/01/37	12,749,066	13,618,169
FNMA, 2.649%, 7/01/37	9,959,444	10,564,379
FNMA, 2.647% - 2.661%, 3/01/19 - 3/01/41	20,017,302	21,237,201
FNMA, 2.661% - 2.675%, 7/01/17 - 3/01/38	17,537,810	18,599,681
FNMA, 2.675% - 2.679%, 7/01/33 - 12/01/36	19,106,318	20,276,367
FNMA, 2.685%, 3/01/35	10,539,127	11,199,927
FNMA, 2.687%, 1/01/38	16,196,220	17,312,638
FNMA, 2.693%, 9/01/36	14,569,234	15,526,002
FNMA, 2.681% - 2.698%, 10/01/18 - 9/01/37	21,564,317	22,878,271
FNMA, 2.703%, 3/01/39	11,919,073	12,692,684
FNMA, 2.705%, 1/01/37	16,181,645	17,177,462
FNMA, 2.70% - 2.709%, 11/01/31 - 1/01/38	17,567,678	18,658,394
FNMA, 2.711%, 7/01/46	17,884,542	19,144,957
FNMA, 2.712%, 11/01/37	23,636,352	25,072,400
FNMA, 2.713%, 2/01/36	16,980,322	17,965,287
FNMA, 2.716%, 1/01/36	13,467,396	14,338,738
FNMA, 2.71% - 2.723%, 5/01/22 - 10/01/36	16,783,752	17,816,748
FNMA, 2.724% - 2.732%, 9/01/33 - 1/01/45	20,340,921	21,596,915
FNMA, 2.753%, 11/01/34	13,377,282	14,240,134
FNMA, 2.732% - 2.755%, 5/01/16 - 2/01/37	21,557,004	22,887,027
FNMA, 2.766%, 11/01/35	10,535,245	11,181,374
FNMA, 2.755% - 2.794%, 12/01/17 - 12/01/37	19,031,803	20,198,208
FNMA, 2.795%, 10/01/34	9,794,168	10,368,905
FNMA, 2.795% - 2.81%, 6/01/19 - 8/01/39	18,242,230	19,421,882
FNMA, 2.81% - 2.847%, 7/01/17 - 3/01/37	19,551,609	20,763,004
FNMA, 2.853% - 2.877%, 10/01/17 - 11/01/44	17,244,477	18,368,249
FNMA, 2.878% - 2.902%, 5/01/21 - 11/01/36	20,902,902	22,218,138
FNMA, 2.91% - 2.981%, 3/01/16 - 1/01/41	17,027,309	17,995,745
FNMA, 2.982% - 3.177%, 11/01/16 - 11/01/46	21,166,578	22,438,568
FNMA, 3.179% - 4.396%, 11/01/15 - 4/01/41	21,469,502	22,650,204

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

FNMA, 4.396% - 9.095%, 11/01/13 - 1/01/39	13,981,963	14,863,447
		1,635,330,261
[a]**Government National Mortgage Association (GNMA) Adjustable Rate 0.9%**		
GNMA, 1.625% - 3.00%, 3/20/16 - 5/20/36	18,482,819	19,226,383
Total Mortgage-Backed Securities (Cost $2,199,629,005)		2,236,195,518
Total Investments before Short Term Investments (Cost $2,199,655,979)		2,236,222,062
Short Term Investments 1.9%		
U.S. Government and Agency Securities (Cost $1,209) 0.0%†		
[a]FNMA, 6.00%, 1/01/14	1,162	1,164
Total Investments before Money Market Funds (Cost $2,199,657,188)		2,236,223,226
	Shares	
Money Market Funds (Cost $44,281,535) 1.9%		
[b,c]Institutional Fiduciary Trust Money Market Portfolio	44,281,535	44,281,535
Total Investments (Cost $2,243,938,723) 99.6%		2,280,504,761
Other Assets, less Liabilities 0.4%		8,940,371
Net Assets 100.0%		$ 2,289,445,132

†Rounds to less than 0.1% of net assets.
[a]The coupon rate shown represents the rate at period end.
[b]Non-income producing.
[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

FRN - Floating Rate Note

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 51.8%			
Consumer Discretionary 2.4%			
Comcast Corp., A	United States	300,000	$ 13,524,000
McDonald's Corp.	United States	110,000	10,788,800
Target Corp.	United States	180,000	12,825,000
			37,137,800
Consumer Staples 2.0%			
PepsiCo Inc.	United States	135,000	11,277,900
The Procter & Gamble Co.	United States	120,000	9,636,000
Safeway Inc.	United States	400,000	10,316,000
			31,229,900
Energy 8.9%			
BP PLC, ADR	United Kingdom	350,000	14,504,000
Chevron Corp.	United States	100,000	12,589,000
ConocoPhillips	United States	135,400	8,782,044
Diamond Offshore Drilling Inc.	United States	210,000	14,162,400
Royal Dutch Shell PLC, A, ADR	United Kingdom	220,000	15,037,000
Schlumberger Ltd.	United States	288,000	23,423,040
Spectra Energy Corp.	United States	350,000	12,596,500
Total SA, B, ADR	France	150,000	7,957,500
Transocean Ltd.	United States	300,000	14,148,000
The Williams Cos. Inc.	United States	400,000	13,668,000
			136,867,484
Financials 3.7%			
BlackRock Inc.	United States	50,000	14,098,000
Digital Realty Trust Inc.	United States	300,000	16,587,000
JPMorgan Chase & Co.	United States	230,000	12,817,900
Wells Fargo & Co.	United States	300,000	13,050,000
			56,552,900
Health Care 2.7%			
Johnson & Johnson	United States	150,000	14,025,000
Merck & Co. Inc.	United States	250,000	12,042,500
Pfizer Inc.	United States	500,000	14,615,000
			40,682,500
Industrials 11.3%			
The Boeing Co.	United States	135,020	14,190,602
Caterpillar Inc.	United States	200,000	16,582,000
Deere & Co.	United States	150,000	12,460,500
Emerson Electric Co.	United States	250,000	15,342,500
General Electric Co.	United States	599,998	14,621,951
Honeywell International Inc.	United States	125,000	10,372,500
Norfolk Southern Corp.	United States	175,000	12,803,000
Northrop Grumman Corp.	United States	150,000	13,809,000
Raytheon Co.	United States	210,000	15,086,400
Republic Services Inc.	United States	350,000	11,868,500
United Parcel Service Inc., B	United States	175,000	15,190,000
United Technologies Corp.	United States	100,000	10,557,000
Waste Management Inc.	United States	250,000	10,507,500
			173,391,453
Information Technology 5.7%			
Analog Devices Inc.	United States	210,000	10,365,600
Intel Corp.	United States	650,000	15,145,000
International Business Machines Corp.	United States	100,000	19,504,000
Microsoft Corp.	United States	400,000	12,732,000
QUALCOMM Inc.	United States	200,000	12,910,000

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Texas Instruments Inc.	United States	425,000	16,660,000
			87,316,600
Materials 8.2%			
Agrium Inc.	Canada	200,000	17,000,000
Air Products and Chemicals Inc.	United States	160,000	17,382,400
BHP Billiton Ltd., ADR	Australia	200,000	12,546,000
The Dow Chemical Co.	United States	480,000	16,819,200
E. I. du Pont de Nemours and Co.	United States	275,000	15,864,750
Freeport-McMoRan Copper & Gold Inc., B	United States	600,000	16,968,000
LyondellBasell Industries NV, A	United States	200,000	13,742,000
Rio Tinto PLC, ADR	United Kingdom	350,000	15,746,500
			126,068,850
Telecommunication Services 1.8%			
AT&T Inc.	United States	400,000	14,108,000
Verizon Communications Inc.	United States	275,000	13,607,000
			27,715,000
Utilities 5.1%			
Duke Energy Corp.	United States	200,000	14,200,000
Hawaiian Electric Industries Inc.	United States	300,000	7,998,000
Portland General Electric Co.	United States	300,000	9,510,000
PPL Corp.	United States	500,000	15,885,000
The Southern Co.	United States	400,000	17,936,000
TECO Energy Inc.	United States	400,000	7,068,000
Xcel Energy Inc.	United States	200,000	5,990,000
			78,587,000
Total Common Stocks (Cost $709,081,403)			795,549,487
Equity-Linked Securities 10.0%			
Consumer Discretionary 1.5%			
Credit Suisse New York into Chipotle Mexican Grill Inc., 7.00%	United States	31,000	10,620,073
ᵃCredit Suisse New York into Johnson Controls Inc., 6.50%, 144A	United States	304,000	12,104,794
			22,724,867
Energy 2.5%			
ᵃBarclays Bank PLC into Alpha Natural Resources Inc., 12.50%, 144A	United States	300,000	1,825,254
ᵃBarclays Bank PLC into Peabody Energy Corp., 10.00%, 144A	United States	635,000	11,297,412
ᵃCredit Suisse New York into Halliburton Co., 6.50%, 144A	United States	296,000	13,333,083
ᵃJPMorgan Chase & Co. into Anadarko Petroleum Corp., 5.00%, 144A	United States	135,000	11,875,316
			38,331,065
Financials 0.3%			
ᵃCitigroup Inc. into Bank of America Corp., 7.00%, 144A	United States	375,000	5,121,637
Industrials 0.6%			
ᵃCredit Suisse New York into Deere & Co., 6.50%, 144A	United States	100,000	8,364,180
Information Technology 1.9%			
ᵃBarclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	286,000	8,335,413
ᵃCitigroup Inc. into Intel Corp., 7.50%, 144A	United States	400,000	9,517,720
Credit Suisse New York into Corning Inc., 9.00%	United States	150,000	2,186,475
ᵃThe Goldman Sachs Group Inc. into Apple Inc., 9.00%, 144A	United States	20,000	9,453,140
			29,492,748
Materials 3.2%			
ᵃBank of America Corp. into Newmont Mining Corp., 8.00%, 144A	United States	105,000	3,242,831
ᵃBarclays Bank PLC into The Mosaic Co., 7.50%, 144A	United States	120,000	5,328,108
ᵃBarclays Bank PLC into Walter Energy Inc., 12.50%, 144A	United States	196,000	2,192,260
ᵃThe Goldman Sachs Group Inc. into LyondellBasell Industries NV, 8.00%, 144A	United States	140,000	9,398,788
ᵃJPMorgan Chase & Co. into Freeport-McMoRan Copper & Gold Inc., 9.00%, 144A	United States	450,000	13,288,500
ᵃMorgan Stanley into Barrick Gold Corp., 9.00%, 144A	United States	400,000	7,344,080
ᵃWells Fargo & Co. into Nucor Corp., 7.00%, 144A	United States	175,000	8,322,107
			49,116,674
Total Equity-Linked Securities (Cost $170,946,530)			153,151,171

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

	Country	Shares/Principal Amount	Value
Convertible Preferred Stocks 5.2%			
Consumer Discretionary 0.8%			
General Motors Co., 4.75%, cvt. pfd., B	United States	250,000	12,485,000
Energy 1.8%			
Apache Corp., 6.00%, cvt. pfd.	United States	270,000	12,339,000
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	6,000	6,484,560
[a]Sanchez Energy Corp., 4.875%, cvt. pfd., 144A	United States	60,000	3,662,364
[a]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	90,000	5,481,900
			27,967,824
Financials 0.9%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	7,123	7,997,989
MetLife Inc., 5.00%, cvt. pfd.	United States	100,000	5,706,000
			13,703,989
Industrials 0.4%			
[a]Swift Transportation Co., 6.00%, cvt. pfd., 144A	United States	250,000	3,690,625
United Technologies Corp., 7.50%, cvt. pfd.	United States	43,800	2,808,894
			6,499,519
Materials 0.2%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	116,100	1,854,117
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	80,000	1,692,000
			3,546,117
Utilities 1.1%			
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	200,000	10,372,000
NextEra Energy Inc., 5.559%, cvt. pfd.	United States	100,000	5,866,900
			16,238,900
Total Convertible Preferred Stocks (Cost $71,324,379)			80,441,349
Preferred Stocks 0.6%			
Financials 0.6%			
Ally Financial Inc., 8.50%, pfd., A	United States	120,300	3,144,642
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	1,017,500
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,797,000
Total Preferred Stocks (Cost $8,238,988)			8,959,142
		Principal Amount*	
Corporate Bonds 25.5%			
Consumer Discretionary 1.6%			
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 7.00%, 1/15/19	United States	3,000,000	3,195,000
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	10,000,000	9,358,110
Ford Motor Credit Co. LLC, senior note, 3.00%, 6/12/17	United States	6,000,000	6,094,722
News America Inc., 3.00%, 9/15/22	United States	6,000,000	5,674,428
			24,322,260
Consumer Staples 2.0%			
[a]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	5,000,000	4,791,200
Energizer Holdings Inc., senior note, 4.70%, 5/24/22	United States	5,000,000	5,061,945
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	5,000,000	5,019,905
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,000,000	9,864,090
Safeway Inc., senior note, 3.40%, 12/01/16	United States	5,000,000	5,229,090
			29,966,230
Energy 4.1%			
Alpha Natural Resources Inc., senior note, 6.00%, 6/01/19	United States	6,000,000	5,175,000
Apache Corp., senior bond, 4.25%, 1/15/44	United States	5,000,000	4,489,995
Chesapeake Energy Corp., senior note, 5.375%, 6/15/21	United States	7,500,000	7,500,000
[a]Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	3,100,000	2,950,704
Kinder Morgan Energy Partners LP, senior bond, 3.50%, 9/01/23	United States	7,000,000	6,663,391
[a]LBC Tank Terminal Holding Netherlands BV, senior bond, 144A, 6.875%, 5/15/23	Belgium	400,000	408,000
[a]Offshore Group Investment Ltd., first lien, 144A, 7.125%, 4/01/23	United States	4,600,000	4,634,500
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	1,500,000	1,477,500
Phillips 66, senior note, 1.95%, 3/05/15	United States	7,500,000	7,622,572
Plains Exploration & Production Co., senior note, 6.125%, 6/15/19	United States	2,900,000	3,109,189

6.50%, 11/15/20	United States	5,000,000	5,390,020
[a]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	7,500,000	7,415,625
SandRidge Energy Inc., senior note, 7.50%, 2/15/23	United States	2,700,000	2,659,500
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,000,000	3,935,792
			63,431,788
Financials 9.3%			
American Tower Corp., senior bond, 3.50%, 1/31/23	United States	9,000,000	8,215,308
[a]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	2,000,000	1,930,000
[b]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	10,000,000	11,275,000
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	7,000,000	7,122,290
Citigroup Inc., sub. note, 3.50%, 5/15/23	United States	7,000,000	6,379,660
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	10,000,000	9,077,350
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	2,500,000	2,612,500
[b]General Electric Capital Corp., junior sub. bond, 7.125% to 6/15/22, FRN thereafter, Perpetual	United States	8,000,000	9,015,056
The Goldman Sachs Group Inc., senior note, 2.375%, 1/22/18	United States	3,800,000	3,759,975
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	5,000,000	5,488,615
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	2,000,000	2,266,310
[a,c]ING Bank NV, senior note, 144A, FRN, 1.913%, 9/25/15	Netherlands	5,000,000	5,096,150
[b]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	10,000,000	11,136,080
[a]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,376,687
[a]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	2,700,000	3,000,861
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	1,500,000	1,652,649
[b]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter, Perpetual	United States	10,000,000	9,125,000
[a]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	3,060,000	3,166,029
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	5,000,000	5,062,500
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	3,857,500
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	7,000,000	7,784,350
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	4,500,000	4,707,616
[b,c]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	10,000,000	9,787,500
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	3,000,000	3,270,135
			142,165,121
Health Care 1.5%			
[a]AbbVie Inc., senior bond, 144A, 4.40%, 11/06/42	United States	5,000,000	4,764,065
CHS/Community Health Systems Inc., senior secured note, 5.125%, 8/15/18	United States	2,700,000	2,760,750
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	2,500,000	2,689,833
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	2,000,000	2,078,064
[a]VPII Escrow Corp., senior note, 144A, 6.75%, 8/15/18	United States	10,400,000	11,024,000
			23,316,712
Industrials 1.5%			
[a]Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	7,000,000	6,960,625
[a]Aviation Capital Group, 144A,			
7.125%, 10/15/20	United States	1,500,000	1,667,713
6.75%, 4/06/21	United States	1,500,000	1,607,832
John Deere Capital Corp., senior note, 1.70%, 1/15/20	United States	7,000,000	6,649,664
[a]Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	7,000,000	6,681,640
			23,567,474
Information Technology 1.7%			
[a]Freescale Semiconductor Inc., secured note, 144A, 5.00%, 5/15/21	United States	7,500,000	7,256,250
Hewlett-Packard Co., 2.60%, 9/15/17	United States	6,000,000	6,080,412
Symantec Corp., senior note, 2.75%, 6/15/17	United States	7,000,000	7,098,966
ViaSat Inc., senior note, 6.875%, 6/15/20	United States	5,000,000	5,337,500
			25,773,128
Materials 1.5%			
[a]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	4,000,000	3,879,240
[a]Cemex SAB de CV, secured note, 144A, 5.875%, 3/25/19	Mexico	2,000,000	2,003,750
[a]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	United States	10,000,000	8,983,040
[a]Mexichem SAB de CV, senior note, 144A, 4.875%, 9/19/22	Mexico	5,000,000	4,931,250

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	4,000,000	3,875,344
			23,672,624
Telecommunication Services 0.7%			
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	3,000,000	3,007,500
Frontier Communications Corp., senior note, 7.125%, 1/15/23	United States	2,500,000	2,487,500
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	5,000,000	4,878,050
			10,373,050
Utilities 1.6%			
[a,b]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	9,580,030
[a]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,433,690
[a]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	10,068,750
			25,082,470
Total Corporate Bonds (Cost $392,738,974)			391,670,857
[c]Senior Floating Rate Interests 1.0%			
Energy 0.7%			
[d]Drillships Financing Holding Inc., Tranche B-2 Term Loan, 6.75%, 7/15/16	Marshall Islands	10,000,000	10,100,000
Information Technology 0.3%			
First Data Corp., 2018 Term Loan, 4.191%, 3/24/18	United States	5,000,000	5,006,250
Total Senior Floating Rate Interests (Cost $14,624,345)			15,106,250
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $33,130) 0.0%[†]			
Financials 0.0%[†]			
[c]Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.43%, 9/25/35	United States	33,109	32,540
Mortgage-Backed Securities 0.0%[†]			
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%[†]			
FNMA 30 Year, 6.00%, 8/01/36	United States	44,652	48,905
FNMA 30 Year, 6.50%, 4/01/36	United States	31,425	34,959
Total Mortgage-Backed Securities (Cost $75,218)			83,864
Total Investments before Short Term Investments (Cost $1,367,062,967)			1,444,994,660
		Shares	
Short Term Investments (Cost $115,761,382) 7.5%			
Money Market Funds 7.5%			
[e,f]Institutional Fiduciary Trust Money Market Portfolio	United States	115,761,382	115,761,382
Total Investments (Cost $1,482,824,349) 101.6%			1,560,756,042
Other Assets, less Liabilities (1.6)%			(24,704,103)
Net Assets 100.0%			$ 1,536,051,939

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $285,275,703, representing 18.57% of net assets.
[b]Perpetual security with no stated maturity date.
[c]The coupon rate shown represents the rate at period end.
[d]Security purchased on a delayed delivery basis.
[e]Non-income producing.
[f]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

At July 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	DBAB	Buy	106,375	$ 116,067	4/16/14	$ -	$ (822)
Swiss Franc	DBAB	Sell	106,375	118,221	4/16/14	2,977	-
Swiss Franc	DBAB	Buy	3,806,375	4,210,592	4/16/15	-	(60,138)
Swiss Franc	DBAB	Sell	3,806,375	4,285,011	4/16/15	134,556	-
Unrealized appreciation (depreciation)						137,533	(60,960)
Net unrealized appreciation (depreciation)						$ 76,573	

ABBREVIATIONS

Counterparty

DBAB - Deutche Bank AG

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Convertible Securities Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 3.2%			
Consumer Discretionary 0.0%†			
[a]Motors Liquidation Co., GUC Trust, Escrow Account	United States	9,475	$ 309,359
Financials 1.0%			
The Hartford Financial Services Group Inc.	United States	403,764	12,460,157
Industrials 0.9%			
Nielsen Holdings NV	United States	327,543	10,946,487
Information Technology 0.2%			
NetApp Inc.	United States	65,567	2,696,115
Utilities 1.1%			
PPL Corp.	United States	435,125	13,823,921
Total Common Stocks and Other Equity Interests (Cost $35,855,234)			40,236,039
Convertible Preferred Stocks 26.8%			
Consumer Discretionary 4.1%			
General Motors Co., 4.75%, cvt. pfd., B	United States	488,300	24,385,702
The Goodyear Tire & Rubber Co., 5.875%, cvt. pfd.	United States	498,000	27,673,860
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., D	United States	376,200	3,762
			52,063,324
Energy 5.5%			
Apache Corp., 6.00%, cvt. pfd.	United States	350,900	16,036,130
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	18,500	19,994,060
[b]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	236,000	14,374,760
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	200,000	18,936,660
			69,341,610
Financials 4.8%			
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	United States	397,700	25,676,506
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	140	2,169,986
MetLife Inc., 5.00%, cvt. pfd.	United States	334,000	19,058,040
Wintrust Financial Corp., 5.00%, cvt. pfd.	United States	12,300	14,114,619
			61,019,151
Industrials 5.2%			
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	United States	200,000	27,058,000
[b]Swift Transportation Co., 6.00%, cvt. pfd., 144A	United States	1,841,000	27,177,763
United Technologies Corp., 7.50%, cvt. pfd.	United States	175,100	11,229,163
			65,464,926
Materials 2.7%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	705,730	11,270,508
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	395,000	8,354,250
Cliffs Natural Resources Inc., 7.00%, cvt. pfd.	United States	792,000	14,968,800
			34,593,558
Telecommunication Services 0.2%			
Intelsat SA, 5.75%, cvt. pfd., A	Luxembourg	43,300	2,555,999
Utilities 4.3%			
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	220,000	11,407,000
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	220,000	11,409,200
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	400,000	23,467,600
PPL Corp., 8.75%, cvt. pfd.	United States	150,000	8,172,000
			54,455,800
Total Convertible Preferred Stocks (Cost $346,258,924)			339,494,368
		Principal Amount	
Convertible Bonds 62.2%			
Consumer Discretionary 11.2%			
Iconix Brand Group Inc., cvt., senior sub. note, 2.50%, 6/01/16	United States	21,890,000	26,664,756
International Game Technology, cvt., senior note, 3.25%, 5/01/14	United States	21,200,000	23,571,750
[b]Jarden Corp., cvt., senior sub. note, 144A, 1.875%, 9/15/18	United States	19,800,000	23,430,264
[b]Liberty Interactive LLC, cvt., senior note, 144A, 0.75%, 3/30/43	United States	17,250,000	19,430,745

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	United States	13,000,000	15,185,625
Outerwall Inc., cvt., senior note, 4.00%, 9/01/14	United States	14,000,000	20,311,760
[b]Shutterfly Inc., cvt., senior note, 144A, 0.25%, 5/15/18	United States	11,750,000	12,723,840
			141,318,740
Energy 2.8%			
Cobalt International Energy Inc., cvt., senior note, 2.625%, 12/01/19	United States	19,900,000	22,337,750
[b]James River Coal Co., cvt., senior note, 144A, 10.00%, 6/01/18	United States	5,500,000	3,609,100
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	United States	12,500,000	9,460,938
			35,407,788
Financials 3.0%			
Forest City Enterprises Inc., cvt., senior note, 4.25%, 8/15/18	United States	20,000,000	21,650,000
Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14	United States	3,600,000	4,614,750
[c]MF Global Holdings Ltd., cvt., senior note, 1.875%, 2/01/16	United States	25,000,000	12,250,000
			38,514,750
Health Care 13.2%			
Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17	United States	7,300,000	23,391,938
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	22,500,000	27,885,937
Corsicanto Ltd., cvt., senior bond, 3.50%, 1/15/32	United States	12,500,000	12,757,813
HeartWare International Inc., cvt., senior note, 3.50%, 12/15/17	United States	10,000,000	12,287,500
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	United States	9,500,000	24,290,312
Omnicare Inc., cvt., senior sub. note, 3.75%, 12/15/25	United States	13,000,000	26,373,750
[b]Pacira Pharmaceuticals Inc., cvt., senior note, 144A, 3.25%, 2/01/19	United States	5,880,000	9,168,272
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	United States	17,000,000	28,392,550
Savient Pharmaceuticals Inc., cvt., senior note, 4.75%, 2/01/18	United States	9,839,000	1,977,639
			166,525,711
Industrials 2.6%			
[b]L-3 Communications Corp., cvt., senior bond, 144A, 3.00%, 8/01/35	United States	15,000,000	16,171,875
WESCO International Inc., cvt., senior deb., 6.00%, 9/15/29	United States	6,000,000	16,357,500
			32,529,375
Information Technology 23.5%			
Alliance Data Systems Corp., cvt., senior note, 1.75%, 8/01/13	United States	12,000,000	29,081,400
[c,d]BearingPoint Liquidating Trust	United States	14,000,000	—
Bottomline Technologies Inc., cvt., senior note, 1.50%, 12/01/17	United States	14,900,000	17,367,812
[b]Concur Technologies Inc., cvt., senior note, 144A,			
2.50%, 4/15/15	United States	3,900,000	6,761,625
0.50%, 6/15/18	United States	19,700,000	20,660,375
EMC Corp., cvt., senior note, 1.75%, 12/01/13	United States	14,000,000	22,855,070
Intel Corp., cvt.,			
[b]junior sub. bond, 144A, 2.95%, 12/15/35	United States	19,000,000	20,460,625
junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,153,750
Liberty Interactive LLC into Motorola Solutions Inc., cvt., senior deb., 3.50%, 1/15/31	United States	8,000,000	4,114,600
[b]Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37	United States	20,000,000	30,812,500
[b]Micron Technology Inc., cvt., senior bond, F, 144A, 2.125%, 2/15/33	United States	19,800,000	27,130,026
[b]NetSuite Inc., cvt., senior note, 144A, 0.25%, 6/01/18	United States	16,700,000	17,493,250
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	18,000,000	27,926,220
Nuance Communications Inc., cvt.,			
senior bond, 2.75%, 8/15/27	United States	4,990,000	5,775,925
senior note, 2.75%, 11/01/31	United States	13,400,000	13,718,250
[b]VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%, 8/15/37	United States	14,000,000	20,720,000
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	United States	18,000,000	29,373,750
			296,405,178
Materials 4.0%			
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	10,000,000	10,231,000
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	20,000,000	26,262,100
Kaiser Aluminum Corp., cvt., senior note, 4.50%, 4/01/15	United States	4,000,000	5,644,187
Molycorp Inc., cvt., senior note, 5.50%, 2/01/18	United States	7,360,000	8,514,600
			50,651,887
Utilities 1.9%			
CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29	United States	12,000,000	24,502,500
Total Convertible Bonds (Cost $624,608,249)			785,855,929

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

	Country	Shares / Principal Amount*	Value
Total Investments before Short Term Investments (Cost $1,006,722,407)			1,165,586,336
		Shares	
Short Term Investments 7.1%			
Money Market Funds (Cost $63,008,076) 5.0%			
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	63,008,076	63,008,076
		Principal Amount*	
Repurchase Agreements (Cost $26,634,498) 2.1%			
[f] Joint Repurchase Agreement, 0.061%, 8/01/13 (Maturity Value $26,634,543)	United States	26,634,498	26,634,498
BNP Paribas Securities Corp. (Maturity Value $3,950,169)			
Credit Suisse Securities (USA) LLC (Maturity Value $4,937,778)			
Deutsche Bank Securities Inc. (Maturity Value $8,858,650)			
HSBC Securities (USA) Inc. (Maturity Value $4,443,973)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,962,560)			
Morgan Stanley & Co. LLC (Maturity Value $1,481,413)			
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 8/01/13 - 4/27/17; U.S. Government Agency Securities, Strip, 6/01/17; [g]U.S. Treasury Bills, 8/22/13; and U.S. Treasury Notes, 0.125% - 4.25%, 12/15/13 - 11/30/16 (valued at $27,204,707)			
Total Investments (Cost $1,096,364,981) 99.3%			1,255,228,910
Other Assets, less Liabilities 0.7%			8,914,801
Net Assets 100.0%			$ 1,264,143,711

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $290,119,080, representing 22.95% of net assets.

[c] Defaulted security or security for which income has been deemed uncollectible.

[d] See Note 6 regarding restricted securities.

[e] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

[f] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2013, all repurchase agreements had been entered into on that date.

[g] The security is traded on a discount basis with no stated coupon rate.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 86.2%			
Consumer Discretionary 10.1%			
Comcast Corp., A	United States	600,960	$ 27,091,277
Las Vegas Sands Corp.	United States	450,000	25,006,500
Lowe's Cos. Inc.	United States	600,000	26,748,000
McDonald's Corp.	United States	323,200	31,699,456
NIKE Inc., B	United States	530,700	33,391,644
Target Corp.	United States	453,900	32,340,375
			176,277,252
Consumer Staples 8.2%			
The Coca-Cola Co.	United States	429,600	17,218,368
Diageo PLC, ADR	United Kingdom	227,200	28,474,976
Kellogg Co.	United States	405,800	26,880,192
Mead Johnson Nutrition Co., A	United States	268,200	19,535,688
PepsiCo Inc.	United States	370,000	30,909,800
The Procter & Gamble Co.	United States	237,700	19,087,310
			142,106,334
Energy 7.3%			
BP PLC, ADR	United Kingdom	391,271	16,214,270
Chevron Corp.	United States	172,400	21,703,436
Exxon Mobil Corp.	United States	367,234	34,428,188
Royal Dutch Shell PLC, A, ADR	United Kingdom	512,000	34,995,200
Schlumberger Ltd.	United States	250,000	20,332,500
			127,673,594
Financials 14.4%			
Aflac Inc.	United States	536,200	33,072,816
Bank of America Corp.	United States	974,700	14,230,620
BlackRock Inc.	United States	129,700	36,570,212
JPMorgan Chase & Co.	United States	691,500	38,537,295
Marsh & McLennan Cos. Inc.	United States	497,700	20,838,699
MetLife Inc.	United States	218,798	10,594,199
People's United Financial Inc.	United States	1,200,000	18,000,000
QBE Insurance Group Ltd.	Australia	1,350,000	19,918,213
T. Rowe Price Group Inc.	United States	347,800	26,168,472
Wells Fargo & Co.	United States	725,000	31,537,500
			249,468,026
Health Care 8.1%			
Bristol-Myers Squibb Co.	United States	298,700	12,915,788
Johnson & Johnson	United States	332,000	31,042,000
Pfizer Inc.	United States	979,300	28,624,939
Roche Holding AG	Switzerland	139,000	34,232,015
Sanofi, ADR	France	659,200	33,935,616
			140,750,358
Industrials 13.5%			
The Boeing Co.	United States	218,200	22,932,820
Cummins Inc.	United States	223,500	27,085,965
Emerson Electric Co.	United States	500,000	30,685,000
General Electric Co.	United States	1,228,500	29,938,545
Honeywell International Inc.	United States	393,800	32,677,524
Lockheed Martin Corp.	United States	254,900	30,618,588
Republic Services Inc.	United States	998,100	33,845,571
United Parcel Service Inc., B	United States	306,600	26,612,880
			234,396,893
Information Technology 12.2%			
Analog Devices Inc.	United States	586,200	28,934,832
CA Inc.	United States	975,900	29,023,266
Cisco Systems Inc.	United States	1,418,133	36,233,298
Intel Corp.	United States	1,200,000	27,960,000
Microsoft Corp.	United States	1,034,100	32,915,403

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Molex Inc.	United States	1,076,800	32,120,944
Paychex Inc.	United States	629,100	24,811,704
			211,999,447
Materials 4.4%			
BHP Billiton PLC	United Kingdom	842,500	24,072,728
The Dow Chemical Co.	United States	613,000	21,479,520
E. I. du Pont de Nemours and Co.	United States	532,100	30,696,849
			76,249,097
Telecommunication Services 2.5%			
AT&T Inc.	United States	634,410	22,375,641
Vodafone Group PLC, ADR	United Kingdom	697,600	20,893,120
			43,268,761
Utilities 5.5%			
Dominion Resources Inc.	United States	391,100	23,196,141
Duke Energy Corp.	United States	419,690	29,797,990
Great Plains Energy Inc.	United States	595,240	14,398,855
PG&E Corp.	United States	617,900	28,355,431
			95,748,417
Total Common Stocks (Cost $1,171,058,827)			1,497,938,179
Equity-Linked Securities 5.3%			
Consumer Discretionary 1.7%			
[a]Deutsche Bank AG into Amazon.com Inc., 5.50%, 144A	United States	97,500	28,727,400
Energy 1.6%			
[a]Bank of America Corp. into Halliburton Co., 5.00%, 144A	United States	630,000	27,168,246
Information Technology 1.0%			
[a]Barclays Bank PLC into Apple Inc., 7.50%, 144A	United States	37,000	17,289,619
Materials 1.0%			
Credit Suisse New York into Freeport-McMoRan Copper & Gold Inc., B, 8.40%	United States	615,000	18,115,809
Total Equity-Linked Securities (Cost $93,579,731)			91,301,074
Convertible Preferred Stocks 5.7%			
Consumer Discretionary 1.0%			
General Motors Co., 4.75%, cvt. pfd., B	United States	360,300	17,993,382
Energy 1.0%			
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	17,292,160
Financials 2.2%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	20,211,120
MetLife Inc., 5.00%, cvt. pfd.	United States	310,000	17,688,600
			37,899,720
Industrials 0.5%			
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	68,800	8,564,912
Materials 0.5%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	508,792	8,125,408
Utilities 0.5%			
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	154,000	8,952,020
Total Convertible Preferred Stocks (Cost $98,318,425)			98,827,602
Preferred Stocks (Cost $15,634,990) 0.2%			
Financials 0.2%			
[b]Fannie Mae, 8.25%, pfd.	United States	625,000	3,150,000
Total Investments before Short Term Investments (Cost $1,378,591,973)			1,691,216,855
Short Term Investments (Cost $44,610,288) 2.5%			
Money Market Funds 2.5%			
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	44,610,288	44,610,288

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $1,423,202,261) 99.9%	1,735,827,143
Other Assets, less Liabilities 0.1%	1,237,911
Net Assets 100.0%	$ 1,737,065,054

[a] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $90,477,425, representing 5.21% of net assets.

[b] Non-income producing.

[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks (Cost $—) 0.0%			
Health Care Distributors 0.0%			
[a,b,c] RoTech Medical Corp.	United States	26,267	$ —
		Principal Amount	
Corporate Bonds (Cost $2,070,608) 0.1%			
Broadcasting 0.1%			
Clear Channel Communications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	$ 2,211,000	2,216,528
[d] **Senior Floating Rate Interests 91.3%**			
Aerospace & Defense 2.1%			
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	Luxembourg	9,813,247	9,818,350
Atlantic Aviation FBO Inc., Term Loan, 3.25%, 6/01/20	United States	5,650,000	5,678,250
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	4,270,502	4,281,178
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	8,844,325	8,877,492
CAMP International Holding Co., Replacement Term Loan, 5.25%, 5/31/19	United States	4,426,550	4,481,882
Doncasters U.S. Finance LLC, Term B Loans, 5.50%, 4/09/20	United States	3,660,825	3,683,705
[b,c] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	810,222	810,222
FLY Funding II S.A.R.L., Loans, 4.50%, 8/08/18	Luxembourg	11,152,648	11,301,347
JFB Firth Rixson Inc. (FR Acq.), 2013 Replacement Dollar Term Facility Loan, 4.25%, 6/30/17	United States	8,208,473	8,218,733
[e] TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	32,208,701	32,452,424
			89,603,583
Agricultural Products 0.2%			
Allflex Holdings III Inc.,			
2nd Lien Initial Term Loan, 8.00%, 7/17/21	United States	6,160,000	6,233,150
Initial Term Loan, 4.25%, 7/17/20	United States	4,200,000	4,228,875
			10,462,025
Air Freight & Logistics 0.0%[f]			
Evergreen International Aviation Inc., First Lien Term Loan, 5.00%, 6/30/15	United States	1,139,944	1,117,146
Airlines 2.0%			
American Airlines Inc.,			
Class B Term Loan, 6.50%, 6/27/19	United States	29,510,000	29,541,275
Delta Air Lines Inc.,			
New Term B-1 Loan, 4.00%, 10/18/18	United States	12,089,250	12,155,088
New Term Loan, 4.25%, 4/20/17	United States	15,533,000	15,684,447
[e] Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	18,933,333	18,957,000
U.S. Airways Inc., Tranche B-1 Term Loan, 4.25%, 5/23/19	United States	8,650,000	8,664,056
			85,001,866
Alternative Carriers 0.6%			
Cricket Communications Inc. (Leap Wireless),			
[e] C Term Loan, 4.75%, 3/08/20	United States	11,507,213	11,604,310
Term Loan, 4.75%, 10/10/19	United States	4,865,550	4,899,001
tw telecom holdings inc., Term Loan B, 2.69%, 4/17/20	United States	10,360,000	10,390,220
			26,893,531
Aluminum 0.2%			
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	9,750,087	9,796,400
Apparel, Accessories & Luxury Goods 0.9%			
PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20	United States	8,002,863	8,051,632
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	29,033,013	28,474,128
			36,525,760
Application Software 0.6%			
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	10,199,373	10,267,373
Skillsoft Corp., New Term Loan, 5.00%, 5/26/17	United States	15,995,554	16,135,515
			26,402,888
Auto Parts & Equipment 2.7%			
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	9,550,000	9,633,324
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	7,866,667	7,955,167

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	3,045,163	3,098,454
August LuxUK Holding Co., Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	5,363,988	5,404,217
August U.S. Holding Co. Inc.,			
U.S. Second Lien, 10.50%, 4/27/19	United States	997,089	1,014,538
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	7,902,774	7,962,045
[e]Federal-Mogul Corp.,			
Tranche B Term Loan, 2.128% - 2.138%, 12/27/14	United States	22,928,986	22,583,011
Tranche C Term Loan, 2.128% - 2.138%, 12/27/15	United States	5,394,669	5,313,268
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	1,014,035	984,881
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	4,008,695	4,063,814
TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19	United States	8,700,144	8,819,771
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.75%, 4/23/20	United States	10,892,700	11,010,701
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18	United States	2,739,300	2,770,117
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,697,895	11,771,007
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	12,276,000	12,294,414
			114,678,729
Automobile Manufacturers 0.5%			
Chrysler Group LLC, Tranche B Term Loan, 4.25%, 5/24/17	United States	22,083,664	22,416,907
Biotechnology 0.3%			
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	10,783,177	10,810,135
Broadcasting 7.2%			
Clear Channel Communications Inc.,			
Tranche B Term Loan, 3.836%, 1/29/16	United States	8,538,744	8,024,045
Tranche C Term Loan, 3.836%, 1/29/16	United States	2,318,188	2,136,597
[e]Tranche D Term Loan, 6.75% - 6.936%, 1/30/19	United States	35,423,287	32,748,828
Cumulus Media Holdings Inc.,			
Second Lien Term Loan, 7.50%, 9/16/19	United States	21,450,000	22,029,686
Term Loan B, 4.50%, 9/16/18	United States	16,902,850	17,086,584
Entercom Radio LLC, Term B-1 Loan, 5.00% - 6.00%, 11/23/18	United States	8,204,231	8,330,716
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	20,805,947	21,066,021
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	10,490,000	10,463,775
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	14,008,563	14,153,034
Hubbard Radio LLC, Tranche 1 Term Loan, 4.50%, 4/29/19	United States	5,997,433	6,032,416
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	4,895,944	4,909,946
Media General Inc., Delayed Draw Term B Loan, 5.50%, 7/31/20	United States	9,930,000	9,939,314
Mission Broadcasting Inc., Term B Loan, 4.25%, 12/03/19	United States	3,290,040	3,302,378
Nexstar Broadcasting Inc., Term B Loan, 4.25%, 12/03/19	United States	7,782,210	7,811,393
[e]Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	34,639,450	34,625,005
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	35,505,947	36,482,361
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	18,069,220	18,249,912
Sinclair Television Group Inc., Tranche B Term Loans, 3.00%, 4/09/20	United States	16,402,300	16,391,967
Univision Communications Inc.,			
2013 Converted Existing Term Loan, 4.50%, 3/01/20	United States	2,077,694	2,091,816
2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20	United States	7,980,000	8,034,240
[e]2013 New First-Lien Term Loan, 4.50%, 3/01/20	United States	10,029,345	10,087,556
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	12,181,324	12,159,568
			306,157,158
Building Products 0.3%			
Air Distribution Technologies (Tomkins Air Distr.), Second Lien Initial Loan, 9.25%, 5/09/20	United States	2,453,314	2,533,047
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	7,810,000	7,826,268
Nortek Inc., Term Loan, 5.25%, 4/26/17	United States	2,731,797	2,755,700
			13,115,015
Cable & Satellite 2.4%			
Atlantic Broadband (PENN) Holdings Inc., Term B Loan, 3.25%, 11/30/19	United States	8,491,012	8,529,926
Cequel Communications LLC, Term Loan, 3.50%, 2/14/19	United States	9,964,697	10,017,351
[e]CSC Holdings LLC (Cablevision), Term B Loan, 2.686%, 4/17/20	United States	24,840,000	24,671,808
Midcontinent Communications, Term B Loan, 4.00%, 12/31/16	United States	3,660,447	3,678,749
TWCC Holding Corp., Second Lien Term Loan, 7.00%, 6/26/20	United States	4,060,000	4,166,575
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/29/21	Netherlands	11,900,000	11,992,975
Term Loan AH, 3.25%, 6/30/21	Netherlands	3,630,000	3,631,514

Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	34,760,000	34,776,893
			101,465,791
Casinos & Gaming 3.5%			
Affinity Gaming LLC, Initial Term Loan, 5.50%, 11/09/17	United States	3,604,106	3,653,663
Caesars Entertainment Operating Co. Inc.,			
Term Loan B-4, 9.50%, 10/31/16	United States	31,122,030	31,074,475
Term Loan B-6, 5.44%, 1/28/18	United States	16,145,981	14,358,395
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	7,600,069	7,638,069
CCM Merger Inc. (MotorCity Casino), Term Loan, 5.00%, 3/01/17	United States	9,402,995	9,508,779
Las Vegas Sands LLC,			
Extended Delayed Draw I Term Loan, 2.70%, 11/23/16	United States	1,414,940	1,417,813
Extended Delayed Draw II Term Loan, 2.70%, 11/23/15	United States	384,291	385,132
Extended Tranche B Term Loan, 2.70%, 11/23/16	United States	8,927,620	8,945,753
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	10,322,414	10,354,631
Peninsula Gaming LLC, Term B Loans, 4.25%, 11/20/17	United States	3,589,850	3,618,055
Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19	United States	4,858,500	4,869,130
ᵉROC Finance LLC, Funded Term B Loans, 5.00%, 8/19/17	United States	14,666,667	14,780,333
ᵉScientific Games International Inc., Term Loan B, 5.50%, 8/28/20	United States	27,400,000	27,365,750
Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18	United States	13,035,000	13,187,079
			151,157,057
Coal & Consumable Fuels 0.9%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	4,329,815	4,307,716
ᵉPatriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	United States	33,660,534	33,660,534
			37,968,250
Commercial Printing 0.1%			
Cenveo Corp., Term B Loan, 6.25%, 2/13/17	United States	3,310,219	3,330,908
Commodity Chemicals 1.3%			
Allnex USA, Inc.,			
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	2,969,348	2,984,195
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	1,540,652	1,558,947
Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18	United States	4,639,928	4,671,828
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	9,590,000	9,649,937
Kronos Worldwide Inc., Initial Term Loan, 3.25%, 6/13/18	United States	812,500	818,335
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	34,680,000	35,154,145
			54,837,387
Communications Equipment 1.4%			
Alcatel-Lucent USA Inc.,			
Asset Sale Loans, 6.25%, 8/01/16	United States	6,560,000	6,667,965
U.S. Term Loan, 7.25%, 1/30/19	United States	12,488,518	12,781,224
ᵉARRIS Group Inc., Term B Loan, 3.50%, 3/27/20	United States	11,970,525	11,965,533
Avaya Inc.,			
Term B-3 Loan, 4.773%, 10/26/17	United States	3,564,657	3,159,987
Term B-5 Loan, 8.00%, 3/31/18	United States	14,627,279	13,816,679
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	6,750,613	6,826,557
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	6,036,920	6,079,679
			61,297,624
Construction & Farm Machinery & Heavy Trucks 0.5%			
Allison Transmission Inc.,			
Term B-2 Loan, 3.20%, 8/07/17	United States	7,699,977	7,736,876
Term B-3 Loan, 4.25%, 8/23/19	United States	9,926,980	10,028,682
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	2,434,866	2,463,476
			20,229,034
Consumer Finance 0.3%			
ᵉRealogy Group LLC, Initial Term B Loan, 4.50%, 3/05/20	United States	11,869,667	12,010,619
Data Processing & Outsourced Services 1.9%			
ᵉEVERTEC Group LLC, Term B Loan, 3.50%, 4/17/20	Puerto Rico	18,223,862	18,214,750
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	15,635,599	15,791,955
NAB Holdings LLC, Term Loan, 7.00%, 4/24/18	United States	3,095,055	3,110,530
Sedgwick Claims Management Services Inc.,			
First Lien Term Loan, 4.25%, 6/12/18	United States	2,090,000	2,110,900
Second Lien Term Loan, 8.00%, 12/12/18	United States	2,000,000	2,037,500

SunGard Data Systems Inc.,			
Tranche A U.S. Term Loan, 1.942%, 2/28/14	United States	17,797	17,803
Tranche D Term Loan, 4.50%, 1/31/20	United States	3,562,100	3,612,564
Tranche E Term Loan, 4.00%, 3/08/20	United States	5,404,174	5,453,925
West Corp., Term B-8 Loan, 3.75%, 6/30/18	United States	15,845,489	15,937,852
Worldpay U.S. Inc.,			
Facility B2A Loan, 5.25%, 10/13/17	United States	6,910,000	6,956,643
Facility C2 Loan, 4.75%, 11/29/19	United States	8,760,000	8,809,275
			82,053,697
Distributors 0.8%			
[e]American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	25,310,000	25,380,058
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	6,809,858	6,814,115
			32,194,173
Diversified Chemicals 2.1%			
Arysta Lifescience SPC LLC,			
[e]Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	12,740,310	12,879,498
Initial Term Loan, 4.50%, 5/29/20	United States	22,070,000	22,240,116
Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	31,377,032	31,371,415
OXEA GmbH,			
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	9,010,000	9,130,959
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	12,840,000	12,906,768
			88,528,756
Diversified Metals & Mining 1.1%			
[e]FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17	United States	44,909,189	45,321,680
Diversified Support Services 1.5%			
Acosta Inc., Term D Loan, 5.00%, 3/01/18	United States	7,869,800	7,954,400
[e]AlixPartners LLP,			
2013 Recaptialization Term B2 Loans, 5.00%, 7/10/20	United States	9,363,766	9,496,423
2nd Lien 2013 Recapitalization TL, 9.00%, 7/10/21	United States	6,620,000	6,756,538
ARAMARK Corp.,			
Synthetic L/C-3, 3.545%, 7/26/16	United States	352,698	355,518
U.S. Term C Loan, 3.776%, 7/26/16	United States	8,674,881	8,744,237
U.S. Term D Loan, 4.00%, 8/22/19	United States	12,175,671	12,314,547
Brock Holdings III Inc., Tranche B Term Loan, 6.00% - 6.75%, 3/16/17	United States	5,773,931	5,826,860
Global Cash Access Inc., Term Loan, 4.00%, 3/01/16	United States	2,867,738	2,896,415
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	6,861,274	6,888,033
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	4,403,964	4,453,508
			65,686,479
Drug Retail 0.5%			
Rite Aid Corp.,			
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	2,780,000	2,865,833
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	4,740,000	4,781,475
Tranche 6 Term Loan, 4.00%, 2/10/20	United States	12,109,650	12,201,986
			19,849,294
Education Services 1.0%			
Bright Horizons Family Solutions LLC, Term B Loan, 4.00% - 5.25%, 1/30/20	United States	22,168,686	22,301,698
Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	22,127,895	22,176,310
			44,478,008
Electric Utilities 0.1%			
Power Buyer LLC, First Lien Initial Term Loan, 4.25%, 5/06/20	United States	2,426,667	2,407,710
Electrical Components & Equipment 0.3%			
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	12,096,282	12,204,290
Environmental & Facilities Services 1.0%			
[e]ADS Waste Holdings Inc., Tranche B Term Loan, 4.25%, 10/09/19	United States	30,402,915	30,656,141
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	1,856,116	1,860,756
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19	Canada	8,763,975	8,861,203
			41,378,100
Food Distributors 1.4%			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	14,158,850	14,341,740

Second Lien Term Loan, 9.50%, 10/10/17	United States	9,980,000	10,200,388
Dole Food Co./Solvest Ltd., Tranche B Term Loan, 3.75% - 5.00%, 4/01/20	United States	12,867,750	12,891,877
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	20,000,000	20,065,000
			57,499,005
Food Retail 0.0%[f]			
Pantry Inc., Term Loan, 5.75%, 8/03/19	United States	1,161,225	1,177,676
Footwear 0.1%			
Wolverine World Wide Inc., Tranche B Term Loan, 4.00%, 7/31/19	United States	6,056,297	6,105,468
Forest Products 0.7%			
[e]Appvion Inc., Term Loan, 6.75%, 6/28/19	United States	15,700,000	15,601,875
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	12,597,273	12,720,096
			28,321,971
Health Care Equipment 2.5%			
Biomet Inc., Dollar Term B-1 Loan, 3.936% - 4.023%, 7/25/17	United States	15,387,534	15,513,620
Carestream Health Inc.,			
Second Lien Loan, 9.50%, 12/07/19	United States	17,200,000	17,056,672
Term Loan, 5.00%, 6/07/19	United States	17,200,000	17,332,578
DJO Finance LLC, Tranche B Term Loan, 4.75%, 9/15/17	United States	6,581,453	6,665,781
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	21,544,162	21,675,387
Kinetic Concepts Inc.,			
Dollar Term D-1 Loan, 4.50%, 5/04/18	United States	20,743,457	21,009,243
Term D-2 Loan, 4.00%, 11/04/16	United States	6,047,760	6,080,521
			105,333,802
Health Care Facilities 2.6%			
Ardent Medical Services Inc.,			
Second Lien Term Loan, 11.00%, 1/02/19	United States	4,560,000	4,634,100
Term Loan, 6.75%, 7/02/18	United States	4,188,950	4,213,384
Community Health Systems Inc., New Extended Term Loan, 3.773% - 3.776%, 1/25/17	United States	27,191,313	27,412,161
HCA Inc.,			
Tranche B-4 Term Loan, 2.936%, 5/01/18	United States	1,920,000	1,929,001
Tranche B-5 Term Loan, 3.026%, 3/31/17	United States	22,113,636	22,210,383
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	20,403,698	20,592,432
[e]RCHP Inc., Other Term Loans, 7.00%, 11/04/18	United States	7,000,000	7,026,250
Select Medical Corp.,			
Series B Tranche B Term Loan, 3.53% - 5.50%, 2/20/16	United States	5,930,200	5,967,193
Series C Tranche B Term Loan, 4.00% - 5.25%, 6/01/18	United States	955,699	961,067
United Surgical Partners International Inc.,			
Extended Term Loan, 4.25%, 4/03/17	United States	5,315,354	5,366,779
New Tranche B Term Loan, 4.75%, 4/03/19	United States	5,135,415	5,189,979
Vanguard Health Holding Co. II LLC, Term B Loan, 3.75%, 1/29/16	United States	5,885,359	5,912,026
			111,414,755
Health Care Services 2.0%			
Alliance HealthCare Services Inc., Initial Term Loans, 4.25%, 6/03/19	United States	910,000	910,883
Apria Healthcare Group Inc., Initial Term Loan, 6.75%, 4/05/20	United States	10,540,250	10,639,065
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	2,468,354	2,489,567
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	33,149,282	33,380,133
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%, 5/25/18	United States	14,909,567	15,008,969
National Mentor Holdings Inc., Tranche B-1 Term Loan, 6.50%, 2/09/17	United States	7,492,549	7,544,061
Surgery Centers Holdings Inc., First Lien Term Loan, 6.00%, 4/11/19	United States	2,706,400	2,729,459
Surgical Care Affiliates LLC,			
Class C Incremental Term Loan, 4.25%, 6/29/18	United States	1,461,538	1,465,650
Deferred Funding Class C Incremental, 4.25%, 6/29/18	United States	3,288,462	3,297,712
U.S. Renal Care Inc., Initial Term Loan, 6.25%, 7/03/19	United States	7,823,200	7,818,310
			85,283,809
Health Care Supplies 0.7%			
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	7,689,659	7,772,323
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.526%, 9/30/16	United States	8,159,051	8,174,349

Parent Term Loans, 4.00%, 5/18/19	United States	3,663,069	3,667,648
eWP Prism Inc. (Bausch & Lomb), Loan, 6.25%, 5/31/18	United States	8,000,000	8,010,000
			27,624,320
Health Care Technology 0.5%			
eIMS Health Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17	United States	11,652,000	11,737,933
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	8,416,400	8,479,523
			20,217,456
Home Furnishings 0.4%			
eTempur Sealy International Inc., Term B Loan, 3.50%, 12/12/19	United States	18,793,451	18,760,562
Home Improvement Retail 0.3%			
Harbor Freight Tools USA Inc.,			
First Lien Term Loan, 6.00%, 7/26/19	United States	788,054	795,606
Initial Loan, 4.75%, 11/14/17	United States	11,252,575	11,327,596
			12,123,202
Hotels, Resorts & Cruise Lines 0.4%			
Four Seasons Holdings Inc.,			
First Lien Term Loan, 4.25%, 6/27/20	Canada	6,610,000	6,700,888
Second Lien Term Loan, 6.25%, 12/27/20	Canada	3,100,000	3,177,500
Station Casinos LLC, B Term Loan, 5.00%, 3/01/20	United States	6,184,500	6,251,317
			16,129,705
Household Products 0.9%			
eApex Tool Group LLC, Term Loan, 4.50%, 2/01/20	United States	17,955,000	18,123,328
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50% - 5.50%, 12/17/19	United States	6,587,178	6,649,519
eSun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	13,979,975	13,997,450
			38,770,297
Human Resource & Employment Services 0.5%			
Altegrity Inc.,			
Term Loan B, 5.00%, 2/21/15	United States	11,217,921	10,993,563
Tranche D Term Loan, 7.75%, 2/21/15	United States	8,935,245	8,942,688
			19,936,251
Independent Power Producers & Energy Traders 1.7%			
AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18	United States	7,274,893	7,372,325
Calpine Construction Finance Co. LP,			
Term B-1 Loan, 3.00%, 5/03/20	United States	6,870,000	6,834,365
Term B-2 Loan, 3.25%, 1/31/22	United States	10,310,000	10,275,245
Calpine Corp.,			
Term Loan, 4.00%, 4/01/18	United States	13,740,711	13,813,949
Term Loans, 4.00%, 10/09/19	United States	2,590,425	2,604,258
Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	13,464,615	13,552,135
NRG Energy Inc., Term Loan, 2.75%, 7/01/18	United States	16,698,150	16,705,982
			71,158,259
Industrial Conglomerates 1.0%			
Ameriforge Group Inc.,			
Initial Term Loan, 5.00%, 12/19/19	United States	3,960,100	3,984,851
Second Lien Term Loan, 8.75%, 12/19/20	United States	6,400,000	6,459,200
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	7,601,365	7,677,379
eSchaeffler AG, Facility C2-USD, 4.25%, 1/27/17	Germany	18,060,952	18,190,648
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	6,169,000	6,201,387
			42,513,465
Industrial Machinery 2.9%			
Colfax Corp., Replacement Term B Loans, 3.25%, 1/11/19	United States	10,190,967	10,249,198
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,394,643	4,417,935
Generac Power Systems Inc., Term Loans, 3.50%, 5/31/20	United States	7,883,332	7,901,811
Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/18	United States	16,658,432	16,758,349
Milacron LLC, Term Loan, 4.25%, 3/18/20	United States	7,271,775	7,315,646
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	8,786,085	8,954,488
RBS Global Inc. (Rexnord), Term B Loan, 3.75%, 4/01/18	United States	9,008,219	9,062,269
Renaissance Acquisition Corp. (Gardner Denver), First Lien Term Loan, 5.50%, 7/30/20	United States	16,140,000	16,220,700
Sensus USA Inc.,			
Second Lien Term Loan, 8.50%, 5/09/18	United States	14,314,541	13,992,464
eTerm Loan, 5.75%, 5/09/17	United States	992,961	982,617

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Spin Holdco Inc. (Coinmach), Initial Term Loan, 4.25%, 11/14/19	United States	9,380,000	9,454,749
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	11,107,197	11,200,919
ᵉWireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	4,983,225	5,008,141
			121,519,286
Integrated Telecommunication Services 1.7%			
Alaska Communications Systems Holdings Inc., Term Loan B, 6.00%, 10/21/16	United States	3,638,337	3,623,329
Genesys Telecom Holdings U.S. Inc.,			
Dollar Term Loan, 4.00%, 2/08/20	United States	3,990,000	4,001,639
ᵉSeries 1 Incremental Term Loan, 5.25%, 6/27/20	United States	2,854,032	2,862,357
Integra Telecom Holdings Inc.,			
1st Lien Term Loan, 5.25%, 2/22/19	United States	6,763,050	6,847,588
Second Lien Term Loan, 9.75%, 2/24/20	United States	5,700,000	5,882,873
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	Luxembourg	14,704,643	14,837,912
LTS Buyer LLC,			
1st Lien Term B Loan, 4.50%, 4/11/20	United States	10,742,727	10,829,883
2nd Lien Initial Loan, 8.00%, 4/11/21	United States	4,300,000	4,364,500
Windstream Corp.,			
Tranche B-3 Term Loan, 4.00%, 8/08/19	United States	5,811,300	5,860,940
Tranche B-4 Term Loan, 3.50%, 1/23/20	United States	2,656,650	2,667,996
Zayo Group LLC, Term Loan, 4.50%, 7/02/19	United States	11,930,444	12,047,888
			73,826,905
Internet Software & Services 0.5%			
Web.com Group Inc., 1st Lien Term Loan, 4.50%, 10/27/17	United States	19,421,665	19,551,149
Investment Banking & Brokerage 0.2%			
ᵉGuggenheim Partners Investment Management Holdings LLC, Term Loan B, 5.50%, 7/22/20	United States	7,602,775	7,702,561
IT Consulting & Other Services 0.4%			
Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	9,192,560	9,242,356
USIC Holdings Inc., First Lien Term Loan, 6.00%, 12/31/20	United States	6,830,000	6,898,300
			16,140,656
Leisure Facilities 1.2%			
24 Hour Fitness Worldwide Inc., New Tranche B Term Loan, 5.25%, 4/22/16	United States	11,030,604	11,168,487
ClubCorp Club Operations Inc., Term B Loans, 4.25%, 11/23/20	United States	9,034,113	9,158,332
Kasima LLC (DCIP), Term Loan, 3.25%, 5/17/21	United States	8,480,000	8,471,164
ᵉSeven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-1 Loans, 5.75%, 12/21/18	Panama	1,739,130	1,754,348
Six Flags Theme Parks Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18	United States	4,041,464	4,091,259
Town Sports International LLC, Initial Term Loan, 5.75%, 5/11/18	United States	14,645,757	14,837,983
			49,481,573
Life & Health Insurance 0.2%			
CNO Financial Group Inc. (fka Conseco),			
Tranche B-1 Term Loan, 3.00%, 9/28/16	United States	150,731	151,673
Tranche B-2 Term Loan, 3.75%, 9/28/18	United States	9,235,453	9,275,858
			9,427,531
Life Sciences Tools & Services 0.8%			
inVentiv Health Inc., Term Loan B, 7.50%, 8/04/16	United States	10,743,118	10,586,451
ᵉPharmaceutical Product Development LLC, Term Loan, 4.25%, 12/05/18	United States	14,905,298	15,041,935
Quintiles Transnational Corp.,			
Term B-1 Loan, 4.50%, 6/08/18	United States	1,113,698	1,122,515
Term B-2 Loan, 4.50%, 6/08/18	United States	8,832,844	8,932,107
			35,683,008
Marine 0.3%			
ᵉNavios Maritime Partners LP, Term Loan B, 6.50%, 6/27/18	Marshall Islands	12,780,000	12,803,962
Metal & Glass Containers 1.2%			
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	24,059,700	24,079,742
ᵉBWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	9,530,818	9,626,126
Pact Group (USA) LLC, Term Loans, 3.75%, 5/29/20	United States	15,440,000	15,449,650
			49,155,518
Movies & Entertainment 2.7%			
ᵉAMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	8,538,600	8,579,765

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Aufinco Pty. Ltd. and U.S. Finco LLC,			
Second Lien Initial Term Loan, 8.25%, 11/30/20	Australia	4,500,000	4,528,125
Term B Loan, 4.00%, 5/30/20	Australia	4,800,000	4,824,000
Cinemark USA Inc., Term Loan, 3.20% - 5.25%, 12/13/19	United States	10,884,282	10,948,227
[e]Delta 2 (Lux) S.A.R.L. (Formula One), Term Loan B, 4.50%, 4/30/19	Luxembourg	26,331,782	26,549,836
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	8,454,924	8,528,905
[e]Lions Gate Entertainment Corp., Second Lien Loans, 6.25%, 7/19/20	United States	1,890,000	1,915,577
National CineMedia LLC, New Term Loan, 2.95%, 11/26/19	United States	6,050,000	6,033,931
Regal Cinemas Corp., Term Loan, 2.686% - 2.776%, 8/23/17	United States	8,976,191	9,030,686
[e]WMG Acquisition Corp.,			
Tranche B Term Loan, 5.00%, 7/01/20	United States	14,325,046	14,387,717
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	17,900,367	18,023,432
			113,350,201
Oil & Gas Drilling 1.1%			
[e]Drillships Financing Holding Inc.,			
Tranche B-1 Term Loan, 7.25%, 3/31/21	Marshall Islands	9,360,000	9,488,700
Tranche B-2 Term Loan, 6.75%, 7/15/16	Marshall Islands	10,400,000	10,504,000
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	13,815,375	13,925,898
[e]Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	14,137,502	14,236,465
			48,155,063
Oil & Gas Equipment & Services 0.3%			
[e]McJunkin Red Man Corp., Term Loan, 6.00%, 11/11/19	United States	14,798,230	14,983,208
Oil & Gas Exploration & Production 1.4%			
EP Energy LLC,			
Tranche B-2 Loan (Second Lien), 4.50%, 4/30/19	United States	700,000	704,594
Tranche B-3 Loan (Second Lien), 3.50%, 4/24/18	United States	8,490,000	8,506,802
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	9,710,187	9,734,462
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	11,242,071	10,848,599
Samson Investment Co., Second Lien Initial Term Loan, 6.00%, 9/25/18	United States	11,060,000	11,205,162
Sheridan Investment Partners I LLC, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	7,042,141	7,068,548
Sheridan Production Partners I-A LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	933,141	936,641
Sheridan Production Partners I-M LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	569,968	572,106
Utex Industries Inc.,			
First Lien Term Loan, 4.75%, 4/10/20	United States	7,040,000	7,083,648
Second Lien Term Loan, 8.75%, 4/10/21	United States	2,750,000	2,777,500
			59,438,062
Oil & Gas Storage & Transportation 0.3%			
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	United States	7,337,324	7,369,425
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/18	United States	4,464,214	4,531,177
			11,900,602
Other Diversified Financial Services 0.9%			
Asurion LLC,			
Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	23,984,965	24,019,239
[e]Incremental Tranche B-2 Term Loans, 3.50%, 7/08/20	United States	14,240,000	13,974,111
			37,993,350
Packaged Foods & Meats 1.8%			
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	16,928,302	16,977,682
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	40,580,000	41,016,803
JBS USA LLC, Initial Term Loan, 3.75%, 5/25/18	Brazil	7,263,500	7,268,040
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20	United States	13,427,430	13,452,607
			78,715,132
Paper Packaging 1.6%			
Clondalkin Acquisition BV,			
2nd Lien Term Loan, 10.00%, 11/30/20	Netherlands	5,850,000	5,776,875
Term Loans, 5.75%, 5/31/20	Netherlands	8,650,000	8,704,063
[e]Exopack LLC/Cello-Foil Products Inc., Term B Loan, 5.00%, 5/31/17	United States	15,961,495	16,141,062
John Henry Holdings Inc. (Multi-Packaging), First Lien Term Loan, 6.00%, 12/06/18	United States	5,373,000	5,399,865
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	30,358,716	30,759,087
			66,780,952
Paper Products 0.4%			
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	16,417,500	16,732,174

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Personal Products 0.8%			
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	5,289,072	5,318,823
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	20,690,000	20,810,685
Revlon Consumer Products Corp.,			
Non-Contributed Loan, 8.50%, 10/08/14	United States	5,500,000	5,555,000
Term Loan B, 4.00%, 11/19/17	United States	4,304,148	4,356,155
			36,040,663
Pharmaceuticals 2.4%			
Aptalis Pharma Inc. (Axcan),			
Term B-1 Loan, 5.50%, 2/11/17	United States	4,942,738	4,970,541
Term B-2 Loan, 5.50%, 2/11/17	United States	6,517,500	6,566,381
Jazz Pharmaceuticals Inc., Tranche 1 Term Loan, 3.50%, 6/12/18	United States	9,520,000	9,609,250
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	22,812,578	22,920,527
RPI Finance Trust,			
6.75 Year Term Loan, 3.50%, 5/09/18	United States	5,719,874	5,762,773
New Term Loan, 4.00%, 11/09/18	United States	2,502,600	2,514,069
Valeant Pharmaceuticals International Inc.,			
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19	Canada	8,084,375	8,176,133
ᵉSeries D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	19,297,857	19,517,274
ᵉSeries E Tranche B Term Loan, 6.00%, 8/05/20	Canada	7,910,000	8,025,684
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	368,961	369,930
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	2,624,706	2,631,596
Term B-1 Loan, 4.25%, 3/15/18	United States	6,029,311	6,045,138
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	4,751,203	4,763,675
			101,872,971
Property & Casualty Insurance 0.1%			
Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	4,890,874	3,179,068
Publishing 0.8%			
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	3,441,164	2,939,328
R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	13,112,888	9,982,186
Springer Science & Business Media SA, Term Loan B-2, 6.25%, 8/14/20	Germany	21,350,000	21,123,156
			34,044,670
Real Estate Services 0.2%			
Brickman Group Holdings Inc.,			
Tranche B-2 Term Loan, 3.273%, 10/14/16	United States	2,866,801	2,891,886
Tranche B-3 Term Loan, 4.00%, 9/28/18	United States	3,615,757	3,636,848
RE/MAX LLC, Term Loan, 5.25%, 7/31/20	United States	2,830,000	2,840,612
			9,369,346
Research & Consulting Services 0.1%			
Nielsen Finance LLC (VNU Inc.), Class E Dollar Term Loan, 2.945%, 5/01/16	United States	2,657,935	2,675,586
Restaurants 0.6%			
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	4,731,945	4,782,946
Dunkin' Brands Inc., Term B-3 Loan, 3.75%, 2/14/20	United States	10,068,415	10,129,218
ᵉP.F. Chang's China Bistro Inc., Term Loan, 5.25%, 6/22/19	United States	5,806,509	5,882,719
Wendy's International Inc., Term B Loan, 3.25%, 5/15/19	United States	5,963,512	5,979,167
			26,774,050
Retail REITs 0.1%			
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	3,708,750	3,829,284
Security & Alarm Services 0.4%			
Garda World Security Corp., Term B Loan, 4.50%, 11/13/19	Canada	6,411,550	6,461,644
Protection One Inc., Term Loan, 4.25%, 3/19/19	United States	9,826,068	9,862,916
			16,324,560
Semiconductors 0.5%			
Freescale Semiconductor Inc.,			
Tranche B-3 Term Loan, 4.25%, 12/01/16	United States	5,985,000	6,056,072

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Tranche B-4 Term Loan, 5.00%, 2/28/20	United States	13,965,000	14,127,930
			20,184,002
Specialized Consumer Services 0.8%			
Advantage Sales & Marketing Inc.,			
2013 Term Loan, 4.25%, 12/17/17	United States	8,955,005	9,029,134
Second Lien 2013 Other TL, 8.25%, 6/17/18	United States	2,937,143	3,003,229
Weight Watchers International Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	United States	23,615,737	23,775,639
			35,808,002
Specialized Finance 0.4%			
Clipper Acquisitions Corp. (THE TCW GROUP Inc.), Initial Term Loan, 4.00%, 2/06/20	United States	8,288,350	8,350,513
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	8,912,412	9,023,817
			17,374,330
Specialized REITs 0.2%			
The Geo Group Inc., Term Loan, 3.25%, 4/03/20	United States	8,634,067	8,666,445
Specialty Chemicals 3.2%			
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	21,414,850	21,652,426
Ceramtec North America Corp., Term Loan B, 5.50%, 7/31/20	Luxembourg	12,194,118	12,316,059
HII Holding Corp. (Houghton International), U.S. Term Loan, 4.00%, 12/20/19	United States	5,725,143	5,753,769
MacDermid Holdings LLC,			
First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	6,660,000	6,709,950
Second Lien Tranche B Term Loan, 7.75%, 12/07/20	United States	10,519,681	10,677,476
Nexeo Solutions LLC, Term B-2 Loan, 5.00%, 9/09/17	United States	6,540,575	6,489,480
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	4,454,315	4,498,858
ᵉOxbow Carbon LLC,			
First Lien Tranche B Term Loan, 5.50%, 7/19/19	United States	13,038,164	13,168,546
Second Lien Initial Term Loan, 9.25%, 1/19/20	United States	5,530,980	5,627,772
Road Infrastructure Investment LLC (Ennis Flint),			
First Lien Term Loan, 6.25%, 3/30/18	United States	2,569,169	2,591,649
Second Lien Term Loan, 10.25%, 9/30/18	United States	10,576,190	10,708,393
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	7,122,167	7,211,194
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	1,256,853	1,272,564
Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	United States	8,887,838	8,987,826
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	16,735,174	16,557,362
			134,223,324
Specialty Stores 2.9%			
ᵉ99 Cents Only Stores, Tranche B-1 Loan, 5.25% - 6.25%, 1/15/19	United States	9,701,458	9,801,441
ᵉAcademy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	12,680,800	12,804,970
Bass Pro Group LLC, Loans, 4.00%, 11/20/19	United States	15,600,951	15,743,902
BJ's Wholesale Club Inc., 2013 Replacement Loans, 4.25%, 9/26/19	United States	12,268,350	12,344,230
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	11,910,000	12,043,988
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/18/18	United States	7,145,941	7,177,205
Leslie's Poolmart Inc., Tranche B Term Loan, 5.25%, 10/16/19	United States	2,314,969	2,342,748
Michael's Stores Inc., Term B Loan, 3.75%, 1/28/20	United States	14,463,750	14,541,232
Neiman Marcus Group Inc., Loans, 4.00%, 5/16/18	United States	15,640,000	15,707,205
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	14,875,197	14,957,546
ᵉPrestige Brands Inc., Term B-1 Loan, 3.75% - 5.00%, 1/31/19	United States	7,001,676	7,084,821
			124,549,288
Systems Software 1.1%			
Blue Coat Systems Inc.,			
Second Lien Loans, 9.50%, 6/28/20	United States	9,170,000	9,238,775
ᵉTerm Loan, 4.50%, 5/31/19	United States	7,820,175	7,849,501
SS&C Technologies Holdings Europe S.A.R.L., Funded Term B-2 Loan, 3.50%, 6/08/19	Luxembourg	459,870	461,307
SS&C Technologies Inc., Funded Term B-1 Loan, 3.50%, 6/08/19	United States	4,445,411	4,458,379
Vertafore Inc.,			
New Term Loan, 4.25%, 10/03/19	United States	6,873,554	6,917,943
Second Lien Term Loan, 9.75%, 10/27/17	United States	3,315,238	3,383,201
Websense Inc.,			
First Lien Term Loan, 4.50%, 6/25/20	United States	8,520,000	8,504,664
Second Lien Term Loan, 8.25%, 12/24/20	United States	4,276,597	4,264,408
			45,078,178
Technology Distributors 0.3%			
CDW LLC, Term Loans, 3.50%, 4/29/20	United States	11,630,850	11,598,144

Sirius Computer Solutions Inc., Term Loan, 7.00%, 12/07/18	United States	3,098,077	3,141,233
			14,739,377
Tires & Rubber 0.6%			
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	27,325,000	27,615,164
Trucking 1.3%			
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	9,652,269	9,670,367
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	18,000,000	17,955,000
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	12,447,450	12,531,085
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 4.00%, 12/21/17	United States	8,771,594	8,864,792
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	6,863,631	6,996,614
			56,017,858
Wireless Telecommunication Services 0.6%			
NTELOS Inc., Term B Advance, 5.75%, 11/11/19	United States	15,731,125	15,619,701
Syniverse Holdings Inc., Tranche B Term Loan, 4.00%, 4/30/19	United States	8,200,000	8,253,817
			23,873,518
Total Senior Floating Rate Interests (Cost $3,837,226,690)			3,877,330,580
Asset-Backed Securities and Commercial Mortgage-Backed Securities 0.6%			
Other Diversified Financial Services 0.6%			
[f]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	Cayman Islands	3,540,000	3,522,300
[d,f]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.071%, 1/27/25	Cayman Islands	3,500,000	3,332,000
[d,f]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.265%, 1/30/25	Cayman Islands	3,850,000	3,834,388
[d,f]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	Cayman Islands	3,600,000	3,582,000
[d,f]ING Investment Management CLO Ltd.,			
2013-1A, B, 144A, FRN, 3.184%, 4/15/24	Cayman Islands	3,850,000	3,760,710
2013-1A, C, 144A, FRN, 3.784%, 4/15/24	Cayman Islands	3,850,000	3,716,962
2013-2A, B, 144A, FRN, 2.956%, 4/25/25	United States	3,850,000	3,706,253
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $25,871,379)			25,454,613
Total Investments before Short Term Investments (Cost $3,865,168,677)			3,905,001,721
		Shares	
Short Term Investments (Cost $696,709,889) 16.4%			
Money Market Funds 16.4%			
[a,g]Institutional Fiduciary Trust Money Market Portfolio	United States	696,709,889	696,709,889
Total Investments (Cost $4,561,878,566) 108.4%			4,601,711,610
Other Assets, less Liabilities (8.4)%			(355,948,236)
Net Assets 100.0%			$ 4,245,763,374

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[†] Rounds to less than 0.1% of net assets.
[a] Non-income producing.
[b] See Note 6 regarding restricted securities.
[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2013, the aggregate value of these securities was $810,222, representing 0.02% of net assets.
[d] The coupon rate shown represents the rate at period end.
[e] A portion or all of the security purchased on a when-issued or delayed delivery basis.
[f] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $25,454,613, representing 0.60% of net assets.
[g] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Limited Maturity U.S. Government Securities Fund		Principal Amount		Value
U.S. Government and Agency Securities 35.0%				
AID-Egypt, U.S. Government Guaranteed, 4.45%, 9/15/15	$	10,000,000	$	10,831,110
FHLB, 3.125%, 12/13/13		8,000,000		8,089,728
FNMA, 4.625%, 10/15/13		5,000,000		5,046,955
U.S. Treasury Note,				
1.75%, 7/31/15		8,200,000		8,433,192
2.125%, 5/31/15		7,000,000		7,234,199
2.375%, 8/31/14		3,000,000		3,071,835
2.375%, 10/31/14		20,000,000		20,547,260
2.375%, 2/28/15		9,000,000		9,304,632
2.625%, 6/30/14		5,000,000		5,113,380
2.625%, 12/31/14		15,000,000		15,515,325
4.00%, 2/15/15		22,000,000		23,274,460
4.125%, 5/15/15		15,000,000		16,025,685
4.25%, 8/15/14		7,000,000		7,297,500
4.25%, 11/15/14		4,000,000		4,209,140
4.25%, 8/15/15		8,000,000		8,636,248
[a] Index Linked, 0.50%, 4/15/15		9,673,589		9,950,573
[a] Index Linked, 1.25%, 4/15/14		15,959,273		16,193,044
[a] Index Linked, 2.00%, 1/15/16		7,041,556		7,596,078
Total U.S. Government and Agency Securities (Cost $186,044,213)				186,370,344
Asset-Backed Securities and Commercial Mortgage-Backed Securities 9.1%				
FHLMC Multifamily Structured Pass Through Certificates,				
K004, A1, 3.413%, 5/25/19		2,171,601		2,308,928
K010, A1, 3.32%, 7/25/20		5,063,790		5,382,409
K013, A1, 2.902%, 8/25/20		8,094,624		8,481,247
K014, A1, 2.788%, 10/25/20		10,246,867		10,724,309
K702, A1, 2.084%, 12/25/17		7,066,667		7,235,605
K702, A1, 3.342%, 12/25/19		9,597,711		10,239,228
K703, A1, 1.873%, 1/25/18		2,410,796		2,459,602
GNMA, 2010-124, A, 3.848%, 10/16/32		1,611,502		1,639,144
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $47,450,550)				48,470,472
Mortgage-Backed Securities 52.4%				
[b] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 9.5%				
FHLMC, 1.903% - 2.271%, 2/01/18 - 4/01/42		5,023,141		5,262,635
FHLMC, 2.273% - 2.412%, 10/01/25 - 5/01/37		4,124,655		4,346,748
FHLMC, 2.426% - 2.549%, 10/01/18 - 5/01/42		5,036,105		5,273,835
FHLMC, 2.673%, 7/01/35		3,332,501		3,544,445
FHLMC, 2.551% - 2.713%, 8/01/23 - 7/01/41		4,259,310		4,464,072
FHLMC, 2.725% - 2.783%, 2/01/32 - 12/01/37		4,954,411		5,269,240
FHLMC, 2.785%, 6/01/37		3,490,538		3,741,855
FHLMC, 2.785% - 2.896%, 11/01/19 - 5/01/37		4,909,254		5,197,650
FHLMC, 2.907% - 4.215%, 6/01/24 - 1/01/41		4,877,293		5,163,549
FHLMC, 5.632%, 11/01/36		2,792,352		2,976,438
FHLMC, 4.513% - 6.208%, 3/01/34 - 6/01/38		4,939,520		5,279,901
FHLMC, 6.354% - 6.57%, 12/01/29 - 2/01/37		104,427		110,507
				50,630,875
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.6%				
FHLMC Gold 15 Year, 3.50%, 11/01/20		4,396,735		4,633,632
FHLMC Gold 15 Year, 3.50%, 11/01/20		2,393,831		2,522,811
FHLMC Gold 15 Year, 3.50%, 1/01/21		3,195,301		3,367,465
FHLMC Gold 15 Year, 3.50%, 3/01/26		5,527,318		5,788,480
FHLMC Gold 15 Year, 4.00%, 7/01/20		7,020,743		7,428,321
FHLMC Gold 15 Year, 4.00%, 10/01/20		8,496,025		8,964,165
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23		1,662,203		1,791,542
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 10/01/23		4,605,534		5,057,586

FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31	599,051	704,363
FHLMC Gold 30 Year, 9.50%, 3/01/21	7,031	7,182
		40,265,547
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate 23.8%**		
FNMA, 1.271% - 1.905%, 6/01/21 - 11/01/44	4,954,692	5,103,596
FNMA, 1.912%, 1/01/35	5,585,083	5,832,567
FNMA, 1.919% - 2.03%, 10/01/24 - 3/01/43	4,035,195	4,183,216
FNMA, 2.033% - 2.05%, 11/01/18 - 4/01/36	4,950,461	5,196,985
FNMA, 2.059% - 2.197%, 5/01/19 - 1/01/36	5,039,846	5,288,451
FNMA, 2.199% - 2.319%, 11/01/17 - 11/01/40	4,996,898	5,246,787
FNMA, 2.32% - 2.383%, 10/01/18 - 11/01/42	5,046,569	5,279,254
FNMA, 2.444%, 2/01/36	7,835,527	8,242,647
FNMA, 2.387% - 2.445%, 12/01/28 - 5/01/38	5,037,437	5,310,813
FNMA, 2.445% - 2.475%, 1/01/26 - 4/01/38	3,736,256	3,969,096
FNMA, 2.499%, 12/01/35	2,333,380	2,477,051
FNMA, 2.482% - 2.603%, 4/01/22 - 5/01/48	4,832,884	5,107,056
FNMA, 2.616%, 6/01/35	11,459,642	12,203,138
FNMA, 2.62%, 11/01/36	4,605,052	4,901,556
FNMA, 2.607% - 2.657%, 9/01/30 - 8/01/36	4,925,668	5,232,637
FNMA, 2.658%, 10/01/36	5,552,794	5,890,610
FNMA, 2.67%, 2/01/36	3,588,605	3,823,769
FNMA, 2.662% - 2.75%, 3/01/18 - 4/01/44	4,934,316	5,233,859
FNMA, 2.779%, 4/01/36	5,865,403	6,247,792
FNMA, 2.75% - 2.864%, 10/01/17 - 8/01/41	5,021,725	5,315,686
FNMA, 2.894%, 10/01/33	2,294,074	2,453,941
FNMA, 2.865% - 3.643%, 9/01/17 - 4/01/41	4,313,693	4,541,632
FNMA, 3.689% - 4.25%, 2/01/19 - 5/01/40	4,824,201	5,129,336
FNMA, 4.338% - 6.387%, 9/01/18 - 11/01/38	4,137,726	4,419,354
		126,630,829
Federal National Mortgage Association (FNMA) Fixed Rate 11.2%		
FNMA 15 Year, 3.50%, 10/01/25	14,314,635	15,042,524
FNMA 15 Year, 3.50%, 1/01/26	5,707,224	5,997,205
FNMA 15 Year, 3.50%, 1/01/26 - 2/01/26	3,839,422	4,034,478
FNMA 15 Year, 4.00%, 8/01/25	3,783,479	4,014,483
FNMA 15 Year, 4.00%, 11/01/25 - 2/01/26	4,730,139	5,019,436
FNMA 15 Year, 4.50%, 5/01/16	9,438,094	10,149,605
FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19	165,601	176,795
FNMA 15 Year, 5.00%, 2/01/18 - 6/01/23	1,771,681	1,889,646
FNMA 15 Year, 5.50%, 8/01/15 - 1/01/25	3,968,192	4,295,586
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17	433,979	453,478
FNMA 15 Year, 6.50%, 10/01/16	19,592	20,142
FNMA 15 Year, 7.00%, 7/01/24	319	325
FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15	8,097	8,328
FNMA 30 Year, 5.00%, 3/01/38	1,654,040	1,781,960
FNMA 30 Year, 6.00%, 9/01/39	5,894,493	6,444,367
FNMA 30 Year, 6.50%, 8/01/38	211,207	233,764
FNMA 30 Year, 9.00%, 1/01/17	41,273	44,479
FNMA 30 Year, 9.50%, 11/01/16 - 6/01/22	65,450	68,538
		59,675,139
[b]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**[f]		
GNMA, 1.625%, 10/20/35	60,985	63,444
Government National Mortgage Association (GNMA) Fixed Rate 0.3%		
GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14	27,214	27,770
GNMA I SF 15 Year, 7.50%, 10/15/14 - 11/15/14	9,018	9,110
GNMA I SF 30 Year, 5.00%, 3/15/39	431,838	467,578
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33	269,160	295,309
GNMA I SF 30 Year, 6.00%, 3/15/33	100,384	111,946
GNMA I SF 30 Year, 8.00%, 11/15/16	27,504	28,074
GNMA I SF 30 Year, 9.00%, 6/15/16 – 9/15/17	115,655	119,135

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31	242,641	293,692
GNMA II SF 30 Year, 9.00%, 8/20/16	23,325	23,473
GNMA II SF 30 Year, 9.50%, 6/20/16	9,341	9,403
		1,385,490
Total Mortgage-Backed Securities (Cost $276,256,551)		278,651,324
Total Investments before Short Term Investments (Cost $509,751,314)		513,492,140
	Shares	
Short Term Investments (Cost $994,162) 0.2%		
Money Market Funds 0.2%		
[c,d] Institutional Fiduciary Trust Money Market Portfolio	994,162	994,162
Total Investments (Cost $510,745,476) 96.7%		514,486,302
Other Assets, less Liabilities 3.3%		17,521,208
Net Assets 100.0%		$ 532,007,510

† Rounds to less than 0.1% of net assets.
[a] Principal amount of security is adjusted for inflation.
[b] The coupon rate shown represents the rate at period end.
[c] Non-income producing.
[d] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

FHLB - Federal Home Loan Bank
SF - Single Family

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Low Duration Total Return Fund	Country	Shares		Value
Common Stocks and Other Equity Interests 0.0%†				
Materials 0.0%†				
[a,b]NewPage Corp., Litigation Trust	United States	500,000		$ —
[a]NewPage Holdings Inc.	United States	2,000		175,000
Total Common Stocks and Other Equity Interests (Cost $448,871)				175,000
		Principal Amount*		
Corporate Bonds 35.7%				
Automobiles & Components 0.6%				
Ford Motor Credit Co. LLC, senior note,				
7.00%, 4/15/15	United States	6,200,000		6,753,784
2.375%, 1/16/18	United States	1,000,000		984,128
[c]Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	700,000		731,913
				8,469,825
Banks 6.3%				
AIB Mortgage Bank, secured note,				
2.625%, 7/29/16	Ireland	3,000,000	EUR	4,050,419
4.875%, 6/29/17	Ireland	4,000,000	EUR	5,752,849
[c,d]Banco Bradesco SA/Cayman Islands, senior note, 144A, FRN, 2.374%, 5/16/14	Brazil	3,000,000		3,022,560
[e]Banco Popolare SpA, senior note, Reg S, 4.75%, 3/31/16	Italy	3,000,000	EUR	4,153,217
[d]Bank of Ireland Mortgage Bank, secured note, FRN, 3.25%, 6/22/16	Ireland	2,500,000	EUR	3,414,041
Bank of Montreal, 0.80%, 11/06/15	Canada	4,000,000		3,993,254
Bank of Nova Scotia, senior note, 2.05%, 10/07/15	Canada	2,000,000		2,050,758
Barclays Bank PLC, senior note, 5.20%, 7/10/14	United Kingdom	400,000		416,524
BB&T Corp., senior note,				
5.70%, 4/30/14	United States	500,000		519,157
2.05%, 6/19/18	United States	1,000,000		996,927
[d]BBVA U.S. Senior SAU, senior note, FRN, 2.399%, 5/16/14	Spain	3,000,000		3,016,560
CIT Group Inc.,				
4.25%, 8/15/17	United States	500,000		513,125
senior note, 5.00%, 5/15/17	United States	500,000		530,000
senior note, 5.25%, 3/15/18	United States	1,300,000		1,387,750
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000		2,166,068
[c]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000		3,083,370
[c,d]ING Bank NV, senior note, 144A, FRN, 1.913%, 9/25/15	Netherlands	3,800,000		3,873,074
[c]Nordea Bank AB, senior note, 144A, 2.125%, 1/14/14	Sweden	1,500,000		1,510,762
Nykredit Realkredit AS, secured note,				
2.00%, 4/01/14	Denmark	45,000,000	DKK	8,122,361
2.00%, 1/01/16	Denmark	17,000,000	DKK	3,132,283
4.00%, 1/01/16	Denmark	8,000,000	DKK	1,542,468
PNC Funding Corp., senior note,				
5.40%, 6/10/14	United States	750,000		781,151
2.70%, 9/19/16	United States	1,200,000		1,252,898
Realkredit Danmark AS, secured note, 10S, 4.00%, 1/01/16	Denmark	8,000,000	DKK	1,542,139
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	282,000		304,408
[d]Royal Bank of Canada, senior note, FRN, 0.644%, 3/08/16	Canada	3,000,000		3,005,826
The Royal Bank of Scotland PLC,				
[c]senior note, 144A, 4.875%, 8/25/14	United Kingdom	3,000,000		3,127,590
sub. note, 6.934%, 4/09/18	United Kingdom	1,500,000	EUR	2,078,853
[c]Santander US Debt SA, senior note, 144A, 2.991%, 10/07/13	Spain	2,000,000		2,006,740
U.S. Bancorp, 1.375%, 9/13/13	United States	1,500,000		1,500,620
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	3,000,000		3,138,411
[d]Wachovia Corp., sub. note, FRN, 0.638%, 10/15/16	United States	10,000,000		9,873,650
				85,859,813
Capital Goods 1.0%				
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	800,000		756,500
The Boeing Co., senior note, 0.95%, 5/15/18	United States	1,500,000		1,436,763
John Deere Capital Corp.,				
[d]FRN, 0.371%, 10/08/14	United States	4,000,000		4,002,200
senior note, 1.30%, 3/12/18	United States	1,700,000		1,664,343

USG Corp., senior note, 6.30%, 11/15/16	United States	5,000,000		5,200,000
				13,059,806
Consumer Durables & Apparel 0.9%				
Centex Corp., senior note, 6.50%, 5/01/16	United States	5,000,000		5,525,000
D.R. Horton Inc.,				
senior bond, 5.625%, 1/15/16	United States	2,400,000		2,556,000
senior note, 4.75%, 5/15/17	United States	1,500,000		1,567,500
Toll Brothers Finance Corp., senior note, 4.95%, 3/15/14	United States	3,000,000		3,060,000
				12,708,500
Consumer Services 0.3%				
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	2,000,000		2,083,750
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	1,000,000		1,082,500
[c]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	200,000		198,500
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		797,734
				4,162,484
Diversified Financials 7.4%				
Ally Financial Inc., senior note,				
4.50%, 2/11/14	United States	1,000,000		1,014,500
5.50%, 2/15/17	United States	1,500,000		1,592,683
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	1,000,000	GBP	1,594,383
[c]American Honda Finance Corp., senior note, 144A, 1.60%, 2/16/18	Japan	3,500,000		3,440,290
Bank of America Corp., senior note,				
[d]FRN, 1.819%, 7/11/14	United States	3,700,000		3,741,359
L, 7.375%, 5/15/14	United States	500,000		525,160
[c]Banque PSA Finance SA, senior note, 144A, 3.375%, 4/04/14	France	2,000,000		2,012,500
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	3,250,000		3,306,777
CNH Capital LLC, senior note, 3.875%, 11/01/15	United States	700,000		722,750
Credit Suisse AG, 2.20%, 1/14/14	Switzerland	1,500,000		1,512,082
GE Capital European Funding,				
senior bond, 4.625%, 7/04/14	United States	3,000,000	EUR	4,142,462
[e]senior note, Reg S, 2.00%, 2/27/15	United States	3,000,000	EUR	4,072,108
General Electric Capital Corp.,				
5.90%, 5/13/14	United States	500,000		521,286
senior note, 3.35%, 10/17/16	United States	2,000,000		2,120,444
The Goldman Sachs Group Inc., senior note,				
5.125%, 10/16/14	United States	3,000,000	EUR	4,189,591
3.30%, 5/03/15	United States	1,000,000		1,034,411
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,732,404
JPMorgan Chase & Co.,				
2.05%, 1/24/14	United States	1,000,000		1,007,614
senior note, 4.375%, 1/30/14	United States	1,400,000	EUR	1,898,613
senior note, 6.125%, 4/01/14	United States	1,500,000	EUR	2,070,293
senior note, 3.70%, 1/20/15	United States	11,000,000		11,439,021
senior note, 4.75%, 3/01/15	United States	750,000		793,907
[d]JPMorgan Chase Bank NA, sub. note, FRN, 0.602%, 6/13/16	United States	1,500,000		1,475,418
Merrill Lynch & Co. Inc., 5.45%, 7/15/14	United States	4,000,000		4,169,920
Morgan Stanley, senior note,				
6.00%, 5/13/14	United States	10,000,000		10,387,620
4.50%, 2/23/16	United States	2,000,000	EUR	2,849,448
[d]FRN, 1.865%, 1/24/14	United States	1,000,000		1,005,242
[d]FRN, 1.546%, 4/25/18	United States	5,000,000		4,972,286
[c]Nuveen Investments Inc., senior note, 144A, 9.125%, 10/15/17	United States	1,500,000		1,526,250
[c]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000		520,661
[c]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	8,327,700		8,616,255
SLM Corp., senior note, 8.45%, 6/15/18	United States	500,000		577,560
Springleaf Finance Corp., senior note, I, 5.40%, 12/01/15	United States	7,000,000		7,105,000
[c]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		2,170,114
				100,860,412
Energy 3.7%				
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000		1,041,085
[c]BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,670,607
BP Capital Markets PLC, senior note, 0.70%, 11/06/15	United Kingdom	4,000,000		3,990,900
Canadian Natural Resources Ltd., senior note, 1.45%, 11/14/14	Canada	1,500,000		1,513,144

CGG, senior note, 9.50%, 5/15/16	France	500,000	527,500
Chesapeake Energy Corp., senior note, 9.50%, 2/15/15	United States	2,300,000	2,558,750
Chevron Corp., senior note, 1.104%, 12/05/17	United States	6,000,000	5,891,586
CNOOC Finance 2013 Ltd., senior note, 1.75%, 5/09/18	China	3,000,000	2,904,555
[c]CNPC General Capital Ltd.,			
144A, 2.75%, 4/19/17	China	2,200,000	2,227,377
senior note, 144A, 1.95%, 4/16/18	China	1,500,000	1,459,913
[c]CNPC HK Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000	2,082,350
ConocoPhillips, 4.75%, 2/01/14	United States	18,000	18,374
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	600,000	613,500
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000	2,090,780
Enterprise Products Operating LLC, senior note, 1.25%, 8/13/15	United States	3,800,000	3,825,232
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000	2,118,884
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,200,000	1,308,833
[c]LUKOIL International Finance BV, senior note, 144A, 3.416%, 4/24/18	Russia	2,300,000	2,259,980
Peabody Energy Corp., senior note, 7.375%, 11/01/16	United States	2,400,000	2,688,000
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	500,000	526,875
Phillips 66, senior note, 1.95%, 3/05/15	United States	2,400,000	2,439,223
[c,d]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	800,000	756,000
[c]Schlumberger Norge AS, 144A, 1.95%, 9/14/16	United States	2,500,000	2,557,960
[c]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000	1,041,411
			50,112,819
Food & Staples Retailing 1.0%			
Costco Wholesale Corp., senior note, 0.65%, 12/07/15	United States	5,500,000	5,501,545
Safeway Inc., senior note, 3.40%, 12/01/16	United States	2,700,000	2,823,709
[c]Tesco PLC, senior note, 144A, 2.00%, 12/05/14	United Kingdom	3,800,000	3,856,297
Wal-Mart Stores Inc.,			
3.20%, 5/15/14	United States	500,000	511,105
senior note, 0.60%, 4/11/16	United States	1,000,000	1,000,586
[c]Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	260,000	268,541
			13,961,783
Food, Beverage & Tobacco 3.2%			
Altria Group Inc., 7.75%, 2/06/14	United States	100,000	103,616
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000	2,114,794
Constellation Brands Inc., senior note,			
8.375%, 12/15/14	United States	5,000,000	5,450,000
7.25%, 5/15/17	United States	6,600,000	7,557,000
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	7,755,000	8,608,050
[c]Heineken NV, senior note, 144A, 0.80%, 10/01/15	Netherlands	4,500,000	4,494,128
Ingredion Inc., senior note, 3.20%, 11/01/15	United States	1,500,000	1,563,420
[c]Japan Tobacco Inc., senior note, 144A, 2.10%, 7/23/18	Japan	5,000,000	5,010,125
Kraft Foods Group Inc., senior note,			
1.625%, 6/04/15	United States	1,000,000	1,017,016
2.25%, 6/05/17	United States	4,000,000	4,059,424
Lorillard Tobacco Co., senior note, 3.50%, 8/04/16	United States	3,000,000	3,137,604
Reynolds American Inc., senior note, 1.05%, 10/30/15	United States	1,000,000	1,000,265
			44,115,442
Health Care Equipment & Services 0.9%			
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000	977,716
Baxter International Inc., senior note, 1.85%, 6/15/18	United States	4,200,000	4,198,698
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000	781,827
Express Scripts Holding Co., senior note, 2.75%, 11/21/14	United States	1,400,000	1,433,835
Laboratory Corp. of America Holdings, 2.20%, 8/23/17	United States	1,000,000	994,749
McKesson Corp., senior note, 1.40%, 3/15/18	United States	2,000,000	1,947,682
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000	1,550,292
			11,884,799
Household & Personal Products 0.4%			
Avon Products Inc., senior note, 2.375%, 3/15/16	United States	3,750,000	3,793,414
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000	2,129,340
			5,922,754
Insurance 0.5%			
MetLife Inc., senior note, 1.564% to 10/04/12, 1.756% thereafter, 12/15/17	United States	1,500,000	1,488,077

[c]Metropolitan Life Global Funding I, senior note, 144A, 2.00%, 1/09/15	United States	5,000,000		5,093,045
				6,581,122
Materials 1.9%				
[c]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	400,000		421,528
ArcelorMittal, senior note,				
4.25%, 3/01/16	Luxembourg	2,000,000		2,060,000
5.00%, 2/25/17	Luxembourg	500,000		517,500
[c]Cemex Finance LLC, senior secured note, 144A, 9.50%, 12/14/16	Mexico	1,500,000		1,605,000
The Dow Chemical Co., senior note, 2.50%, 2/15/16	United States	2,000,000		2,074,546
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	200,000		189,000
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
6.00%, 4/01/17	Australia	800,000		804,000
6.875%, 2/01/18	Australia	1,500,000		1,535,625
[c]Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000		2,095,492
[c]Ineos Group Holdings SA, senior note, 144A, 6.50%, 8/15/18	Switzerland	1,000,000	EUR	1,309,395
[c]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	500,000	EUR	711,843
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	2,500,000		2,612,500
Rio Tinto Finance USA PLC, senior note, 1.625%, 8/21/17	United Kingdom	2,500,000		2,458,200
RPM International Inc., 6.25%, 12/15/13	United States	4,000,000		4,069,120
[c]Xstrata Finance Canada Ltd., secured note, 144A, 1.80%, 10/23/15	Canada	3,000,000		2,988,453
				25,452,202
Media 1.0%				
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 2.40%, 3/15/17	United States	2,900,000		2,926,390
DISH DBS Corp., senior note,				
7.75%, 5/31/15	United States	700,000		764,750
7.125%, 2/01/16	United States	500,000		550,000
[c]144A, 4.25%, 4/01/18	United States	1,000,000		987,500
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000		2,210,000
Time Warner Inc., 3.15%, 7/15/15	United States	1,000,000		1,044,301
Viacom Inc., 4.375%, 9/15/14	United States	350,000		364,019
[d]The Walt Disney Co., FRN, 0.265%, 2/11/15	United States	4,500,000		4,498,330
				13,345,290
Pharmaceuticals, Biotechnology & Life Sciences 2.0%				
[c,d]AbbVie Inc., senior note, 144A, FRN, 1.033%, 11/06/15	United States	3,000,000		3,029,193
Actavis Inc., senior note,				
5.00%, 8/15/14	United States	750,000		779,350
1.875%, 10/01/17	United States	3,000,000		2,960,685
Amgen Inc., senior note, 2.125%, 5/15/17	United States	2,500,000		2,533,502
Celgene Corp., senior note, 2.45%, 10/15/15	United States	2,000,000		2,061,106
Gilead Sciences Inc., senior note, 2.40%, 12/01/14	United States	4,200,000		4,290,548
[c]inVentiv Health Inc., senior note, 144A, 9.00%, 1/15/18	United States	600,000		622,500
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000		2,077,626
[e]Sanofi, senior note, Reg S, 3.125%, 10/10/14	France	2,000,000	EUR	2,745,799
Teva Pharmaceutical Finance Co. BV, senior note, 2.40%, 11/10/16	Israel	1,500,000		1,550,175
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%, 6/15/15	Israel	1,500,000		1,560,325
[c]Zoetis Inc., senior note, 144A,				
1.15%, 2/01/16	United States	1,800,000		1,797,451
1.875%, 2/01/18	United States	1,200,000		1,180,560
				27,188,820
Real Estate 0.3%				
American Tower Corp., senior note, 4.50%, 1/15/18	United States	3,000,000		3,192,810
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		435,757
				3,628,567
Retailing 0.3%				
Dollar General Corp., senior note,				
4.125%, 7/15/17	United States	400,000		424,166
1.875%, 4/15/18	United States	2,000,000		1,935,718
[c]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,200,000	EUR	1,480,193

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[c]Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000	1,002,160
			4,842,237
Semiconductors & Semiconductor Equipment 0.1%			
Freescale Semiconductor Inc.,			
senior note, 8.875%, 12/15/14	United States	50,000	50,140
[c]senior secured note, 144A, 9.25%, 4/15/18	United States	1,700,000	1,850,875
			1,901,015
Software & Services 0.6%			
eBay Inc., senior note, 0.875%, 10/15/13	United States	2,000,000	2,002,736
Oracle Corp., senior note,			
3.75%, 7/08/14	United States	500,000	515,449
[d]FRN, 0.848%, 1/15/19	United States	6,000,000	6,040,068
			8,558,253
Technology Hardware & Equipment 1.2%			
[d]Apple Inc., FRN, 0.523%, 5/03/18	United States	8,000,000	8,001,872
[d]Hewlett-Packard Co., senior note, FRN, 1.823%, 9/19/14	United States	3,000,000	3,028,284
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000	2,073,382
[d]Xerox Corp., senior note, FRN, 1.094%, 5/16/14	United States	3,000,000	3,000,576
			16,104,114
Telecommunication Services 1.2%			
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,000,000	3,379,362
[c]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	United States	2,500,000	2,968,750
Telefonica Emisiones SAU, senior note,			
4.949%, 1/15/15	Spain	1,500,000	1,567,218
3.192%, 4/27/18	Spain	2,300,000	2,268,536
[c]Telefonica Movil Chile SA, senior note, 144A, 2.875%, 11/09/15	Chile	2,000,000	2,031,940
Verizon Communications Inc., senior note,			
1.95%, 3/28/14	United States	2,000,000	2,019,702
0.70%, 11/02/15	United States	1,000,000	998,715
[c]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	1,200,000	1,272,000
			16,506,223
Utilities 0.9%			
Duke Energy Corp., senior note,			
6.30%, 2/01/14	United States	750,000	770,559
2.10%, 6/15/18	United States	1,000,000	1,001,070
[c]GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	1,000,000	989,785
Georgia Power Co., senior note, 12D, 0.625%, 11/15/15	United States	1,000,000	996,330
[c]Korea Gas Corp., senior note, 144A, 2.875%, 7/29/18	South Korea	3,300,000	3,292,971
[c]Korea Western Power Co. Ltd., senior note, 144A, 3.125%, 5/10/17	South Korea	2,200,000	2,251,073
PG&E Corp., senior note, 5.75%, 4/01/14	United States	500,000	516,804
[c]State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%, 5/22/18	China	2,000,000	1,933,700
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000	882,464
			12,634,756
Total Corporate Bonds (Cost $482,162,483)			487,861,036
[e]Senior Floating Rate Interests 5.7%			
Capital Goods 0.5%			
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	Luxembourg	792,518	792,929
Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	428,760	433,153
RBS Global Inc. (Rexnord), Term B Loan, 3.75%, 4/01/18	United States	399,526	401,923
[f]Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	1,398,452	1,414,883
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	1,026,465	1,035,126
[f]TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	1,923,153	1,937,706
[f]Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	1,276,388	1,287,785
			7,303,505
Commercial & Professional Services 0.3%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.545%, 7/26/16	United States	32,619	32,830
Synthetic L/C-3, 3.545%, 7/26/16	United States	4,435	4,471
Term Loan B Extended, 3.776%, 7/26/16	United States	495,822	499,020

U.S. Term C Loan, 3.776%, 7/26/16	United States	183,774	185,243
U.S. Term D Loan, 4.00%, 8/22/19	United States	440,000	445,019
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	1,134,747	1,139,173
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	2,083,163	2,106,599
			4,412,355
Consumer Services 0.3%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	234,002	234,994
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	835,802	844,811
DineEquity Inc., Term B-2 Loan, 3.75%, 10/19/17	United States	440,639	444,862
[f]Weight Watchers International Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	United States	2,520,748	2,537,816
			4,062,483
Diversified Financials 0.3%			
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	161,837	162,069
[f]Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 5.50%, 7/22/20	United States	1,039,348	1,052,989
[f]Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	1,969,375	1,993,992
			3,209,050
Energy 0.3%			
[f]Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	2,691,033	2,677,298
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	1,387,021	1,396,730
			4,074,028
Food & Staples Retailing 0.0%[†]			
AdvancePierre Foods Inc., Loans, 5.75%, 7/10/17	United States	335,894	340,233
Food, Beverage & Tobacco 0.4%			
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	2,959,499	2,968,132
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	1,619,017	1,636,444
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20	United States	476,191	477,083
			5,081,659
Health Care Equipment & Services 0.5%			
Bausch & Lomb Inc., Parent Term Loans, 4.00%, 5/18/19	United States	1,654,231	1,656,298
Community Health Systems Inc., New Extended Term Loan, 3.773% - 3.776%, 1/25/17	United States	1,236,118	1,246,158
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	1,371,225	1,383,010
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	1,020,074	1,027,178
HCA Inc.,			
Tranche B-4 Term Loan, 2.936%, 5/01/18	United States	60,000	60,281
Tranche B-5 Term Loan, 3.026%, 3/31/17	United States	1,100,000	1,104,813
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	451,623	454,374
			6,932,112
Materials 1.0%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	407,309	410,873
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	979,251	986,799
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	1,096,214	1,108,375
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	936,590	937,370
FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17	United States	804,918	812,311
[f]Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	1,390,889	1,390,640
MacDermid Inc., First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	220,000	221,650
[f]Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.50%, 7/19/19	United States	2,156,648	2,178,214
Pact Group (USA) LLC, Term Loans, 3.75%, 5/29/20	United States	360,000	360,225
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	1,865,508	1,890,111
[f]Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	2,081,101	2,109,553
Walter Energy Inc., B Term Loan, 6.75%, 4/01/18	United States	1,424,880	1,382,430
			13,788,551
Media 0.5%			
CSC Holdings LLC (Cablevision), Term B Loan, 2.686%, 4/17/20	United States	1,597,110	1,586,296
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	376,904	381,615
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	886,109	885,739
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/29/21	Netherlands	238,300	240,162
Term Loan AH, 3.25%, 6/30/21	Netherlands	1,964,203	1,965,022
[f]Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	1,678,728	1,679,544

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[f]WMG Acquisition Corp., Tranche B Term Loan, 5.00%, 7/01/20	United States	280,000		281,225
				7,019,603
Pharmaceuticals, Biotechnology & Life Sciences 0.3%				
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	577,100		579,831
Valeant Pharmaceuticals International Inc.,				
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19	Canada	813,711		822,947
Series D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	407,478		412,111
[f]Series E Tranche B Term Loan, 6.00%, 8/05/20	Canada	983,756		998,143
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	31,594		31,676
Warner Chilcott Corp.,				
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	224,749		225,339
Term B-1 Loan, 4.25%, 3/15/18	United States	516,280		517,635
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	406,838		407,906
				3,995,588
Retailing 0.6%				
BJ's Wholesale Club Inc., 2013 Replacement Loans, 4.25%, 9/26/19	United States	3,127,203		3,146,544
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,355,637		2,382,138
[f]Michael's Stores Inc., Term B Loan, 5.00%, 1/28/20	United States	562,346		565,359
[f]Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	1,747,806		1,757,482
				7,851,523
Software & Services 0.2%				
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	2,716,819		2,743,988
Technology Hardware & Equipment 0.1%				
[f]Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,824,888		1,837,813
Telecommunication Services 0.2%				
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	Luxembourg	2,789,644		2,814,926
Transportation 0.2%				
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	1,157,100		1,159,270
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	70,937		70,760
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	727,544		732,432
				1,962,462
Total Senior Floating Rate Interests (Cost $76,826,201)				77,429,879
Foreign Government and Agency Securities 5.2%				
Government of Hungary,				
7.75%, 8/24/15	Hungary	4,100,000	HUF	19,391
5.50%, 12/22/16	Hungary	20,160,000	HUF	91,091
A, 8.00%, 2/12/15	Hungary	12,870,000	HUF	60,230
[e]Reg S, 6.75%, 7/28/14	Hungary	300,000	EUR	418,514
Government of Indonesia,				
FR20, 14.275%, 12/15/13	Indonesia	3,109,000,000	IDR	311,729
FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000	IDR	1,724,234
Government of Ireland,				
4.00%, 1/15/14	Ireland	189,000	EUR	255,587
4.60%, 4/18/16	Ireland	2,559,000	EUR	3,673,611
Government of Korea, senior note, 5.75%, 4/16/14	South Korea	210,000		217,053
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	5,830,000	MYR	1,801,347
3.741%, 2/27/15	Malaysia	1,995,000	MYR	619,178
[f]3.835%, 8/12/15	Malaysia	6,490,000	MYR	2,019,666
4.72%, 9/30/15	Malaysia	150,000	MYR	47,530
[f]3.197%, 10/15/15	Malaysia	1,060,000	MYR	325,493
senior bond, 8.00%, 10/30/13	Malaysia	20,000	MYR	6,236
senior bond, 5.094%, 4/30/14	Malaysia	3,615,000	MYR	1,130,432
Government of Mexico,				
8.00%, 12/19/13	Mexico	38,350[g]	MXN	305,338
7.00%, 6/19/14	Mexico	706,500[g]	MXN	5,683,708
9.50%, 12/18/14	Mexico	451,300[g]	MXN	3,795,057
6.00%, 6/18/15	Mexico	4,060[g]	MXN	32,891
8.00%, 12/17/15	Mexico	276,900[g]	MXN	2,356,908
6.25%, 6/16/16	Mexico	30,560[g]	MXN	251,855

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Government of Poland,				
5.00%, 10/24/13	Poland	7,130,000	PLN	2,244,365
5.75%, 4/25/14	Poland	14,100,000	PLN	4,514,516
5.50%, 4/25/15	Poland	1,754,000	PLN	574,114
6.25%, 10/24/15	Poland	403,000	PLN	135,240
[d]FRN, 2.71%, 1/25/17	Poland	1,338,000	PLN	417,444
[d]FRN, 2.71%, 1/25/21	Poland	1,356,000	PLN	415,631
Strip, 1/25/14	Poland	2,055,000	PLN	635,673
Strip, 7/25/15	Poland	1,209,000	PLN	358,487
Strip, 1/25/16	Poland	6,476,000	PLN	1,888,958
Government of Sri Lanka,				
A, 7.50%, 8/01/13	Sri Lanka	3,400,000	LKR	25,806
A, 7.00%, 3/01/14	Sri Lanka	470,000	LKR	3,502
A, 11.25%, 7/15/14	Sri Lanka	11,700,000	LKR	89,370
A, 11.75%, 3/15/15	Sri Lanka	80,000	LKR	616
A, 6.50%, 7/15/15	Sri Lanka	2,060,000	LKR	14,496
A, 11.00%, 8/01/15	Sri Lanka	13,400,000	LKR	102,094
A, 6.40%, 8/01/16	Sri Lanka	1,500,000	LKR	10,085
A, 9.00%, 5/01/21	Sri Lanka	4,890,000	LKR	32,348
B, 11.75%, 4/01/14	Sri Lanka	450,000	LKR	3,445
B, 6.60%, 6/01/14	Sri Lanka	500,000	LKR	3,682
C, 8.50%, 4/01/18	Sri Lanka	2,890,000	LKR	19,837
D, 8.50%, 6/01/18	Sri Lanka	1,960,000	LKR	13,426
Government of Sweden,				
1.50%, 8/30/13	Sweden	19,400,000	SEK	2,978,046
6.75%, 5/05/14	Sweden	57,300,000	SEK	9,180,361
Government of the Philippines, senior note,				
6.25%, 1/27/14	Philippines	18,440,000	PHP	433,328
1.625%, 4/25/16	Philippines	1,230,000	PHP	28,050
Government of Venezuela, 10.75%, 9/19/13	Venezuela	35,000		35,192
Korea Monetary Stabilization Bond,				
senior bond, 3.90%, 8/02/13	South Korea	350,600,000	KRW	312,007
senior bond, 3.59%, 10/02/13	South Korea	327,230,000	KRW	291,695
senior bond, 3.48%, 12/02/13	South Korea	560,960,000	KRW	500,671
senior bond, 3.47%, 2/02/14	South Korea	771,290,000	KRW	689,333
senior bond, 3.59%, 4/02/14	South Korea	1,133,560,000	KRW	1,015,093
senior bond, 2.47%, 4/02/15	South Korea	2,210,200,000	KRW	1,956,968
senior note, 3.28%, 6/02/14	South Korea	1,343,890,000	KRW	1,202,153
senior note, 2.57%, 6/09/14	South Korea	63,000,000	KRW	56,020
senior note, 2.82%, 8/02/14	South Korea	636,100,000	KRW	566,830
senior note, 2.78%, 10/02/14	South Korea	2,536,000,000	KRW	2,258,876
[f]senior note, 2.84%, 12/02/14	South Korea	3,017,560,000	KRW	2,689,567
senior note, 2.74%, 2/02/15	South Korea	389,480,000	KRW	346,503
senior note, 2.76%, 6/02/15	South Korea	1,334,100,000	KRW	1,186,348
[c]Korea National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000		2,063,740
Korea Treasury Bond,				
senior bond, 3.00%, 12/10/13	South Korea	3,743,000,000	KRW	3,335,554
senior note, 3.25%, 12/10/14	South Korea	636,530,000	KRW	570,261
senior note, 3.25%, 6/10/15	South Korea	420,970,000	KRW	377,441
senior note, 2.75%, 12/10/15	South Korea	404,940,000	KRW	359,125
[h]Nota Do Tesouro Nacional, Index Linked, 6.00%,				
8/15/16	Brazil	789[i]	BRL	828,581
5/15/17	Brazil	150[i]	BRL	158,514
8/15/18	Brazil	1,010[i]	BRL	1,072,719
Total Foreign Government and Agency Securities (Cost $71,230,877)				71,143,190
U.S. Government and Agency Securities 27.5%				
U.S. Treasury Bond,				
11.25%, 2/15/15	United States	3,000,000		3,507,306
4.50%, 2/15/16	United States	5,000,000		5,508,985
U.S. Treasury Note,				
4.25%, 11/15/14	United States	20,000,000		21,045,700
4.00%, 2/15/15	United States	30,000,000		31,737,900
0.375%, 3/15/15	United States	21,000,000		21,043,470
2.50%, 4/30/15	United States	30,500,000		31,683,674

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

4.125%, 5/15/15	United States	34,000,000	36,324,886
2.125%, 5/31/15	United States	44,200,000	45,678,799
1.875%, 6/30/15	United States	25,200,000	25,958,470
0.25%, 7/15/15	United States	28,300,000	28,265,729
1.75%, 7/31/15	United States	20,000,000	20,568,760
4.25%, 8/15/15	United States	34,000,000	36,704,054
4.50%, 11/15/15	United States	47,000,000	51,387,873
2.125%, 12/31/15	United States	7,000,000	7,286,566
[j]Index Linked, 1.25%, 4/15/14	United States	6,054,212	6,142,894
[j]Index Linked, 0.125%, 4/15/16	United States	3,166,202	3,267,618
Total U.S. Government and Agency Securities (Cost $375,754,862)			376,112,684
Asset-Backed Securities and Commercial Mortgage-Backed Securities 16.3%			
Banks 7.5%			
[c,d]Arkle Master Issuer PLC, 2010-2A, 1A1, 144A, FRN, 1.674%, 5/17/60	United Kingdom	2,270,000	2,272,068
Banc of America Commercial Mortgage Inc.,			
2004-1, A4, 4.76%, 11/10/39	United States	939,199	946,056
2006-4, AJ, 5.695%, 7/10/46	United States	3,587,000	3,615,877
2006-4, AM, 5.675%, 7/10/46	United States	710,000	791,502
[c,d]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.491%, 11/15/15	United States	1,246,457	1,255,465
Bear Stearns Commercial Mortgage Securities Inc.,			
[d]2006-PW11, AJ, FRN, 5.435%, 3/11/39	United States	3,641,000	3,781,533
2006-PW13, AJ, 5.611%, 9/11/41	United States	3,300,000	3,290,884
[c,d]2006-T24, B, 144A, FRN, 5.657%, 10/12/41	United States	1,750,000	1,173,977
[d]2007-PW16, AM, FRN, 5.713%, 6/11/40	United States	2,100,000	2,377,056
Capital One Multi-Asset Execution Trust, 2006-A6, A3, 5.05%, 12/17/18	United States	6,100,000	6,729,929
[d]CD Commercial Mortgage Trust, 2005-CD1, AJ, FRN, 5.218%, 7/15/44	United States	3,258,000	3,400,648
Citibank Credit Card Issuance Trust,			
2003-A7, A7, 4.15%, 7/07/17	United States	2,900,000	3,097,570
2005-A9, A9, 5.10%, 11/20/17	United States	6,200,000	6,810,799
[d]2006-A3, A3, FRN, 5.30%, 3/15/18	United States	2,160,000	2,405,644
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%, 10/15/49	United States	1,850,000	1,820,886
Citigroup/Deutsche Bank Commercial Mortgage Trust,			
[d]2005-CD1, A4, FRN, 5.218%, 7/15/44	United States	2,000,000	2,153,533
2006-CD3, A5, 5.617%, 10/15/48	United States	2,100,000	2,323,391
[d]Countrywide Asset-Backed Certificates,			
2001-BC3, A, FRN, 0.67%, 12/25/31	United States	1,867	1,294
2002-3, 1A1, FRN, 0.93%, 5/25/32	United States	1,795	1,670
2004-1, M1, FRN, 0.94%, 3/25/34	United States	629,000	584,449
2004-14, M1, FRN, 0.70%, 6/25/35	United States	1,482,635	1,457,587
2004-7, MV3, FRN, 0.89%, 12/25/34	United States	1,287,468	1,276,803
2005-14, 3A2, FRN, 0.43%, 4/25/36	United States	1,280,435	1,274,147
Credit Suisse First Boston Mortgage Corp., 2004-C5, A1A, 4.71%, 11/15/37	United States	7,462,802	7,755,575
[d]CS First Boston Mortgage Securities Corp., 2004-AR3, 5A1, FRN, 2.652%, 4/25/34	United States	3,083,365	3,157,153
FNMA, G93-33, K, 7.00%, 9/25/23	United States	6,643	7,542
[d]Granite Master Issuer PLC,			
2006-3, A3, FRN, 0.272%, 12/20/54	United Kingdom	1,883,291	1,833,611
2007-2, 4A1, FRN, 0.282%, 12/17/54	United Kingdom	4,886,374	4,756,245
[d]Greenwich Capital Commercial Funding Corp.,			
2005-GG5, B, FRN, 5.299%, 4/10/37	United States	1,600,000	776,537
2006-GG7, AJ, FRN, 5.86%, 7/10/38	United States	2,750,000	2,816,774
2006-GG7, AM, FRN, 5.86%, 7/10/38	United States	660,000	725,157
JPMorgan Chase Commercial Mortgage Securities Corp.,			
[d]2006-CB14, AM, FRN, 5.448%, 12/12/44	United States	4,300,000	4,669,993
2006-CB17, AM, 5.464%, 12/12/43	United States	2,350,000	2,364,994
[d]2006-LDP7, AJ, FRN, 5.863%, 4/15/45	United States	5,500,000	5,619,453
[c,d]2007-FL1A, A1, 144A, FRN, 0.566%, 7/15/19	United States	174,477	169,938
LB-UBS Commercial Mortgage Trust,			
2006-C1, A4, 5.156%, 2/15/31	United States	1,500,000	1,622,331
[d]2006-C1, AJ, FRN, 5.276%, 2/15/41	United States	967,000	951,689
[d]2006-C4, AJ, FRN, 5.884%, 6/15/38	United States	4,000,000	4,137,792
[d]Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 0.925%, 1/25/35	United States	694,983	659,591
Wachovia Bank Commercial Mortgage Trust,			
[c]2003-C7, A2, 144A, 5.077%, 10/15/35	United States	1,093,425	1,095,379

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[d]2006-C27, AM, FRN, 5.795%, 7/17/45	United States	2,755,000	3,031,718
[d]Wachovia Commercial Mortgage Securities Inc. Pass-Thru Certificates, 2003-C9, D, FRN, 5.209%, 12/15/35	United States	2,040,000	2,054,842
[d]Wells Fargo Mortgage Backed Securities Trust,			
2004-W, A9, FRN, 2.695%, 11/25/34	United States	328,201	338,352
2005-AR10, 2A3, FRN, 2.636%, 6/25/35	United States	1,842,601	1,803,992
			103,191,426
Capital Goods 0.1%			
[c,d]Holmes Master Issuer PLC, 2010-1A, A2, 144A, FRN, 1.668%, 10/15/54	United Kingdom	900,000	905,229
Commercial & Professional Services 0.2%			
[c]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	United States	2,000,000	2,015,310
[d]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, FRN, 0.91%, 7/25/30	United States	1,052,182	1,042,402
			3,057,712
Diversified Financials 8.2%			
[d]Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.895%, 10/25/35	United States	713,753	712,627
[d]Ameriquest Mortgage Securities Inc., 2004-R4, M1, FRN, 1.015%, 6/25/34	United States	2,124,977	2,060,549
[c]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	Cayman Islands	1,900,000	1,890,500
[d]Argent Securities Inc., 2005-W2, A2C, FRN, 0.55%, 10/25/35	United States	1,155,000	1,011,982
[d]Banc of America Funding Corp., 2006-G, 2A3, FRN, 0.362%, 7/20/36	United States	1,056,411	1,022,181
[d]Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.816%, 8/28/44	United States	1,294,273	1,272,639
[d]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.07%, 11/25/34	United States	226,376	205,810
[d]Bear Stearns Commercial Mortgage Securities Trust, 2005-T20, A3, FRN, 5.143%, 10/12/42	United States	1,118,973	1,141,524
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,			
1A6, 5.351%, 2/25/35	United States	862,490	878,851
[d]2A2, FRN, 0.69%, 2/25/35	United States	18,216	15,768
[d]COMM Mortgage Trust, 2007-C9, A1A, FRN, 5.80%, 12/10/49	United States	6,841,436	7,706,334
[d]Commercial Mortgage Trust, 2005-GG5, AM, FRN, 5.277%, 4/10/37	United States	2,355,000	2,512,089
[c]Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	199,367	205,848
[c,d]Crest Ltd., 2004-1A, A, 144A, FRN, 0.594%, 1/28/20	United States	1,894,146	1,799,439
[c]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	United States	2,500,000	2,511,500
[c,d]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.502%, 10/20/43	United States	3,819,715	3,592,174
[d]Discover Card Execution Note Trust, 2010-A2, A2, FRN, 0.771%, 3/15/18	United States	5,000,000	5,043,203
[c,f]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	Cayman Islands	630,000	626,850
FHLMC Multifamily Structured Pass Through Certificates, K010, A1, 3.32%, 7/25/20	United States	3,654,855	3,884,822
Ford Credit Auto Owner Trust, 2012-A, A4, 1.15%, 6/15/17	United States	3,470,000	3,502,559
[c,d]Fosse Master Issuer PLC, 2011-1A, A2, 144A, FRN, 1.666%, 10/18/54	United Kingdom	3,142,097	3,170,942
[c]G-Force LLC, 2005-RRA,			
A2, 144A, 4.83%, 8/22/36	United States	742,377	748,505
B, 144A, 5.09%, 8/22/36	United States	2,000,000	1,958,750
[c,d]G-Star Ltd., 2002-2A, BFL, 144A, FRN, 2.19%, 10/25/37	United States	780,206	777,721
[c,d]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.674%, 11/01/17	United States	2,000,000	1,922,966
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	1,615,000	718,675
Green Tree Financial Corp., 1999-3, A7, 6.74%, 2/01/31	United States	1,054,543	1,068,743
[d]GSAA Home Equity Trust, FRN, 0.56%, 6/25/35	United States	984,160	895,548
[d]GSAMP Trust, 2005-HE3, M2, FRN, 0.86%, 6/25/35	United States	2,422,462	2,230,453
[d]HSBC Home Equity Loan Trust, 2005-2. A1, FRN, 0.462%, 1/20/35	United States	2,351,970	2,322,366
[d]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.34%, 5/25/36	United States	466,235	451,754
[c,d]Kildare Securities Ltd., 2007-1A, A2, 144A, FRN, 0.394%, 12/10/43	Ireland	3,540,423	3,461,114
[c,d]LNR CDO 2003-1 Ltd., 2003-1A, B, 144A, FRN, 1.491%, 7/23/36	United States	395,729	393,594
[d]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.66%, 8/25/35	United States	1,886,881	1,826,551
[d]Master Adjustable Rate Mortgage Trust, 2007-3, 12A2, FRN, 0.39%, 5/25/47	United States	1,444,679	1,409,271
MASTR Alternative Loan Trust,			
2003-6, 2A1, 5.00%, 8/25/18	United States	3,282,066	3,440,831
2004-4, 5A1, 5.50%, 4/25/19	United States	3,525,059	3,703,501
[d]2004-11, 2A1, FRN, 5.547%, 11/25/19	United States	3,344,621	3,524,056
[d]Merrill Lynch Mortgage Investors Trust Inc.,			
2003-E, A1, FRN, 0.81%, 10/25/28	United States	2,278,697	2,170,011
2003-G, A2, FRN, 1.097%, 1/25/29	United States	2,115,282	2,055,655
[d]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	United States	3,267,653	3,575,543
[d]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.496%, 3/12/44	United States	4,500,000	4,587,388
[c,d]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.613%, 12/24/39	United States	1,161,355	1,111,783
[d]Park Place Securities Inc., 2005-WCW1, M1, FRN, 0.64%, 9/25/35	United States	1,895,000	1,758,231

[c,d]Permanent Master Issuer PLC, 144A, FRN, 1.668%, 7/15/42	United Kingdom	3,030,000		3,045,611
[d]Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%, 6/25/34	United States	899,500		934,622
[c]Springleaf Mortgage Loan Trust, 2012-2A, A, 144A, 2.22%, 10/25/57	United States	2,461,473		2,497,334
[d]Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN, 1.23%, 12/25/34	United States	3,984,515		3,899,242
[d]Structured Asset Securities Corp., 2006-WF1, A5, FRN, 0.49%, 2/25/36	United States	2,264,086		2,206,513
[d,f]Talisman 6 Finance, Reg S, FRN, 0.398%, 10/22/16	Ireland	2,665,920	EUR	3,253,645
[c,d]Terwin Mortgage Trust, 2005-8HE, A3, 144A, FRN, 0.56%, 7/25/35	United States	1,772,142		1,769,245
[c,d]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.599%, 7/11/21	United States	2,000,000		1,939,140
[d]WAMU Mortgage Pass-Through Certificates, 2005-AR8, 2A1A, FRN, 0.48%, 7/25/45	United States	2,289,896		2,096,907
				112,523,460
Real Estate 0.3%				
[d]Citigroup Mortgage Loan Trust Inc., 2006-WFH3, A3, FRN, 0.34%, 10/25/36	United States	1,538,633		1,523,373
[d]Novastar Home Equity Loan, 2004-4, M4, FRN, 1.84%, 3/25/35	United States	2,000,000		1,963,049
				3,486,422
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $220,346,185)				223,164,249
Mortgage-Backed Securities 5.1%				
[d]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.6%				
FHLMC, 2.154%, 8/01/36	United States	43,438		45,889
FHLMC, 2.159%, 8/01/36	United States	47,148		49,812
FHLMC, 2.357%, 8/01/34	United States	86,635		91,502
FHLMC, 2.36%, 3/01/34	United States	27,993		29,634
FHLMC, 2.375%, 8/01/31	United States	969		967
FHLMC, 2.431%, 3/01/18	United States	2,352		2,373
FHLMC, 2.455%, 12/01/37	United States	113,915		120,744
FHLMC, 2.483%, 12/01/34	United States	29,794		31,558
FHLMC, 2.516%, 6/01/35	United States	713,542		761,207
FHLMC, 2.542%, 7/01/35	United States	77,158		77,204
FHLMC, 2.545%, 4/01/38	United States	7,530		7,972
FHLMC, 2.749%, 10/01/36	United States	2,037,676		2,173,741
FHLMC, 2.785%, 6/01/37	United States	4,188,645		4,490,226
FHLMC, 2.861%, 11/01/35	United States	407,375		431,713
FHLMC, 2.906%, 10/01/32	United States	91,069		97,121
FHLMC, 2.967%, 10/01/33	United States	33,043		35,211
FHLMC, 5.484%, 5/01/37	United States	58,280		62,485
FHLMC, 6.024%, 9/01/37	United States	32,062		33,962
				8,543,321
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%				
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	346,437		373,584
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	148,718		163,377
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	604,169		647,017
				1,183,978
[d]Federal National Mortgage Association (FNMA) Adjustable Rate 2.9%				
FNMA, 1.481%, 7/01/24	United States	383,756		387,135
FNMA, 1.569%, 6/01/40	United States	45,479		47,246
FNMA, 1.591%, 5/01/33	United States	12,937		13,099
FNMA, 1.716%, 6/01/34	United States	11,530		11,689
FNMA, 1.796%, 6/01/36	United States	28,598		29,891
FNMA, 1.813%, 3/01/33	United States	40,284		41,718
FNMA, 1.912%, 1/01/35	United States	758,342		791,945
FNMA, 1.915%, 11/01/32	United States	128,343		129,737
FNMA, 2.002%, 4/01/35	United States	22,991		24,424
FNMA, 2.02%, 4/01/35	United States	19,961		20,245
FNMA, 2.022%, 4/01/34 - 5/01/34	United States	308,175		308,455
FNMA, 2.033%, 7/01/34 - 9/01/35	United States	137,502		144,444
FNMA, 2.038%, 4/01/33	United States	9,386		9,879
FNMA, 2.039%, 9/01/33	United States	34,765		36,484
FNMA, 2.05%, 11/01/33 - 8/01/34	United States	79,214		83,193
FNMA, 2.092%, 10/01/27	United States	31,426		31,922
FNMA, 2.104%, 8/01/34	United States	3,397		3,422
FNMA, 2.13%, 4/01/33	United States	15,242		15,347
FNMA, 2.147%, 11/01/34	United States	70,455		74,382
FNMA, 2.165%, 10/01/35	United States	55,599		58,526

FNMA, 2.183%, 2/01/35	United States	10,537	11,010
FNMA, 2.21%, 7/01/17	United States	1,046	1,046
FNMA, 2.22%, 3/01/17 - 10/01/20	United States	4,770	4,787
FNMA, 2.25%, 8/01/17 - 2/01/18	United States	4,359	4,365
FNMA, 2.255%, 8/01/19	United States	31,389	33,203
FNMA, 2.273%, 9/01/38	United States	142,011	149,021
FNMA, 2.291%, 7/01/35	United States	184,008	192,841
FNMA, 2.30%, 12/01/34	United States	3,183	3,291
FNMA, 2.311%, 5/01/34	United States	541,408	572,108
FNMA, 2.318%, 3/01/35	United States	42,060	44,294
FNMA, 2.319%, 10/01/31	United States	697,453	728,593
FNMA, 2.322%, 6/01/32	United States	6,355	6,747
FNMA, 2.341%, 9/01/35	United States	14,742	15,627
FNMA, 2.372%, 3/01/18	United States	5,139	5,347
FNMA, 2.382%, 8/01/35	United States	102,189	108,548
FNMA, 2.415%, 3/01/34	United States	23,192	23,966
FNMA, 2.417%, 1/01/33	United States	5,626	5,990
FNMA, 2.44%, 7/01/27	United States	5,409	5,700
FNMA, 2.444%, 2/01/36	United States	3,917,763	4,121,324
FNMA, 2.466%, 1/01/35 - 4/01/35	United States	507,089	531,412
FNMA, 2.47%, 6/01/35	United States	472,800	503,130
FNMA, 2.473%, 3/01/34	United States	404,758	428,233
FNMA, 2.491%, 11/01/36	United States	86,008	91,126
FNMA, 2.517%, 4/01/37	United States	49,023	52,208
FNMA, 2.521%, 8/01/35	United States	111,441	117,722
FNMA, 2.529%, 11/01/32	United States	125,032	132,636
FNMA, 2.537%, 1/01/35	United States	747,362	795,501
FNMA, 2.55%, 5/01/18	United States	32,989	35,090
FNMA, 2.552%, 3/01/35	United States	931,023	986,608
FNMA, 2.556%, 5/01/36	United States	612,089	649,632
FNMA, 2.57%, 9/01/34	United States	332,581	352,106
FNMA, 2.604%, 1/01/37	United States	514,754	548,212
FNMA, 2.607%, 2/01/34	United States	17,865	18,902
FNMA, 2.61%, 4/01/36	United States	74,583	79,293
FNMA, 2.616%, 6/01/35	United States	763,976	813,543
FNMA, 2.62%, 11/01/36	United States	4,605,053	4,901,556
FNMA, 2.626%, 9/01/35	United States	243,601	256,365
FNMA, 2.643%, 11/01/33	United States	778,870	828,822
FNMA, 2.649%, 4/01/33	United States	73,797	78,314
FNMA, 2.657%, 9/01/35	United States	5,841,244	6,195,784
FNMA, 2.67%, 2/01/36	United States	1,254,471	1,336,677
FNMA, 2.708%, 4/01/32	United States	92,396	92,599
FNMA, 2.729%, 5/01/34	United States	484,680	514,831
FNMA, 2.75%, 8/01/16 - 2/01/18	United States	10,204	10,716
FNMA, 2.779%, 4/01/36	United States	9,775,671	10,412,987
FNMA, 2.782%, 2/01/36	United States	75,986	81,785
FNMA, 2.837%, 1/01/35	United States	22,361	23,842
FNMA, 2.977%, 2/01/33	United States	1,076	1,134
FNMA, 3.01%, 9/01/33	United States	15,451	16,424
FNMA, 3.101%, 11/01/32	United States	43,164	43,174
FNMA, 4.105%, 8/01/33	United States	65,849	70,662
FNMA, 4.25%, 12/01/25	United States	647	673
FNMA, 5.677%, 2/01/36	United States	27,698	29,846
FNMA, 5.75%, 11/01/24	United States	1,806	1,828
FNMA, 5.838%, 9/01/37	United States	8,776	9,468
			39,343,832
Federal National Mortgage Association (FNMA) Fixed Rate 1.5%			
FNMA 15 Year, 3.50%, 10/01/25	United States	3,240,819	3,405,612
FNMA 15 Year, 4.00%, 12/01/25	United States	5,434,499	5,766,338
FNMA 15 Year, 4.50%, 5/01/16 - 6/01/25	United States	9,890,614	10,594,136

FNMA 30 Year, 5.00%, 3/01/38	United States	165,671		178,484
				19,944,570
[d]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**†				
GNMA, 1.75%, 4/20/26 - 9/20/26	United States	44,174		45,905
Total Mortgage-Backed Securities (Cost $68,117,276)				69,061,606
Municipal Bonds 1.2%				
Acalanes UHSD, GO, Refunding, 1.427%, 8/01/18	United States	1,000,000		969,670
[d]California State Judgment Trust COP, FRN, 1.625%, 6/01/15	United States	1,535,000		1,476,071
California State Public Works Board Lease Revenue, Various Capital Projects, Series E, 3.183%, 12/01/14	United States	3,035,000		3,093,545
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.107%, 7/01/18	United States	2,000,000		1,929,720
Illinois State GO,				
Build America Bonds, 4.55%, 7/01/14	United States	1,000,000		1,025,400
4.026%, 3/01/14	United States	2,000,000		2,031,780
New Jersey EDA Revenue, School Facilities, Refunding, 3.102%, 9/01/13	United States	3,000,000		3,006,660
Riverside County RDA Tax Allocation, Housing, Series A-T,				
5.00%, 10/01/14	United States	1,030,000		1,046,954
6.00%, 10/01/15	United States	1,075,000		1,118,462
6.25%, 10/01/16	United States	1,140,000		1,198,334
Total Municipal Bonds (Cost $16,741,429)				16,896,596
	Counterparty	Notional Amount*		
Options Purchased 0.0%†				
Calls - Over-the-Counter				
Credit Default Swaptions 0.0%†				
Buy protection on CDX.NA.HY.20, Premium Rate 5.00%, Strike Price $100, Expires 9/18/13	CITI	16,000,000		36,496
Puts - Over-the-Counter				
Currency Options 0.0%†				
EUR/USD, November Strike Price $1.28, Expires 11/14/13	BZWS	20,500,000	EUR	172,832
Total Options Purchased (Cost $760,586)				209,328
Total Investments before Short Term Investments (Cost $1,312,388,770)				1,322,053,568
	Country	Principal Amount*		
Short Term Investments 4.1%				
Corporate Bonds 1.1%				
Banks 0.4%				
Nykredit Realkredit AS, secured note, 2.00%, 10/01/13	Denmark	30,000,000	DKK	5,368,445
Pharmaceuticals, Biotechnology & Life Sciences 0.2%				
Hospira Inc., senior bond, 5.90%, 6/15/14	United States	3,000,000		3,090,804
Telecommunication Services 0.5%				
Windstream Corp., senior note, 8.125%, 8/01/13	United States	7,000,000		7,002,184
Total Corporate Bonds (Cost $15,296,522)				15,461,433
Foreign Government and Agency Securities 1.3%				
[f,k]Bank of Negara Monetary Notes, 8/06/13 - 7/24/14	Malaysia	27,896,000	MYR	8,461,386
Government of Hungary,				
5.50%, 2/12/14	Hungary	1,500,000	HUF	6,714
E, 7.50%, 10/24/13	Hungary	46,410,000	HUF	207,749
[k]Hungary Treasury Bills, 9/18/13 - 6/25/14	Hungary	321,600,000	HUF	1,397,613
[k]Korea Monetary Stabilization Bonds, 8/13/13 - 9/10/13	South Korea	681,400,000	KRW	605,769
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	South Korea	553,000,000	KRW	491,737
[f,k]Malaysia Treasury Bill, 5/30/14	Malaysia	90,000	MYR	27,081
[k]Mexico Treasury Bills, 10/31/13 - 4/30/14	Mexico	1,137,010[f]	MXN	871,448
[k]Philippine Treasury Bills, 9/04/13 - 7/02/14	Philippines	43,180,000	PHP	990,480
[k]Singapore Treasury Bills, 8/12/13 - 5/02/14	Singapore	4,203,000	SGD	3,304,276
[k]Sri Lanka Treasury Bill, 10/11/13	Sri Lanka	710,000	LKR	5,301

[k]Sweden Treasury Bills, 9/18/13 - 12/18/13	Sweden	11,795,000 SEK	1,806,559
Total Foreign Government and Agency Securities (Cost $18,697,948)			18,176,113
Municipal Bonds (Cost $500,582) 0.1%			
Skagit County Public Hospital District No. 1 Revenue, Refunding and Improvement, Series B, 2.00%, 12/01/13	United States	500,000	500,165
Total Investments before Money Market Funds (Cost $1,346,883,722)			1,356,191,279
		Shares	
Money Market Funds (Cost $22,228,504) 1.6%			
[a,m]Institutional Fiduciary Trust Money Market Portfolio	United States	22,228,504	22,228,504
Total Investments (Cost $1,369,112,226) 100.8%			1,378,419,783
Other Assets, less Liabilities (0.8)%			(11,235,282)
Net Assets 100.0%			$ 1,367,184,501

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $155,833,255, representing 11.40% of net assets.
[d]The coupon rate shown represents the rate at period end.
[e]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $14,643,283, representing 1.07% of net assets.
[f]A portion or all of the security purchased on a when-issued or delayed delivery basis.
[g]Principal amount is stated in 100 Mexican Peso Units.
[h]Redemption price at maturity is adjusted for inflation.
[i]Principal amount is stated in 1,000 Brazilian Real Units.
[j]Principal amount of security is adjusted for inflation.
[k]The security is traded on a discount basis with no stated coupon rate.
[l]Principal amount is stated in 10 Mexican Peso Units.
[m]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At July 31, 2013, the Fund had the following financial futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts						
U.S. Treasury 2 Year Note	Long	430	$94,734,375	9/30/13	$ 159,081	$ -
U.S. Treasury 5 Year Note	Short	100	12,136,719	9/30/13	19,282	-
U.S. Treasury 10 Year Note	Short	168	21,241,500	9/19/13	-	(301,797)
Unrealized appreciation (depreciation)					178,363	(301,797)
Net unrealized appreciation (depreciation)						$ (123,434)

At July 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Buy	1,953,780	$2,589,540	8/01/13	$ 9,387	$ -
Euro	BZWS	Sell	1,953,780	2,403,149	8/01/13	-	(195,777)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPSG	Buy	60,155,900	1,107,527	8/06/13	-	(120,710)
Euro	CITI	Sell	35,024	43,716	8/08/13	-	(2,874)
Euro	CITI	Sell	4,238	5,296	8/09/13	-	(341)
Indian Rupee	DBAB	Buy	33,426,250	550,680	8/12/13	-	(3,283)
Euro	DBAB	Sell	43,385	53,844	8/15/13	-	(3,869)
Euro	MSCO	Sell	150,593	191,897	8/15/13	-	(8,432)
Euro	DBAB	Sell	29,600	36,656	8/20/13	-	(2,721)
Euro	BZWS	Sell	12,954	16,221	8/23/13	-	(1,012)
Euro	BZWS	Sell	2,400	3,007	8/26/13	-	(186)
Euro	UBSW	Sell	15,642	19,571	8/26/13	-	(1,238)
Indian Rupee	DBAB	Buy	1,361,000	22,740	8/26/13	-	(540)
Malaysian Ringgit	JPSG	Buy	90,000	28,590	8/27/13	-	(912)
Euro	DBAB	Buy	565,141	753,163	8/28/13	-	(6,768)
Euro	DBAB	Sell	565,141	710,300	8/28/13	-	(41,522)
Euro	JPSG	Sell	29,904	37,671	8/29/13	-	(2,111)
Indian Rupee	JPSG	Buy	768,500	12,836	8/29/13	-	(312)
Indian Rupee	CITI	Buy	297,000	5,211	9/03/13	-	(377)
Indian Rupee	HSBK	Buy	2,130,000	37,124	9/04/13	-	(2,464)
Philippine Peso	JPSG	Buy	94,860,000	2,235,156	9/04/13	-	(51,927)
Euro	DBAB	Sell	282,500	362,843	9/11/13	-	(12,993)
Indian Rupee	HSBK	Buy	362,000	6,278	9/11/13	-	(398)
Euro	BZWS	Sell	23,345	29,968	9/12/13	-	(1,091)
Indian Rupee	HSBK	Buy	910,000	15,196	9/13/13	-	(422)
Euro	BZWS	Sell	115,098	149,012	9/16/13	-	(4,117)
Euro	UBSW	Sell	66,188	85,634	9/17/13	-	(2,424)
Indian Rupee	JPSG	Buy	1,951,000	32,848	9/17/13	-	(1,206)
Euro	BZWS	Sell	24,226	31,913	9/19/13	-	(318)
Singapore Dollar	DBAB	Buy	429,000	343,695	9/19/13	-	(6,114)
Singapore Dollar	JPSG	Buy	304,000	248,528	9/19/13	-	(9,310)
Euro	BZWS	Sell	16,837	21,884	9/24/13	-	(516)
Indian Rupee	JPSG	Buy	768,500	12,863	9/27/13	-	(430)
British Pound	DBAB	Sell	53,750	84,226	10/01/13	2,514	-
Indian Rupee	CITI	Buy	294,000	4,884	10/03/13	-	(135)
Philippine Peso	DBAB	Buy	2,962,000	70,861	10/04/13	-	(2,692)
Philippine Peso	HSBK	Buy	2,376,000	56,959	10/04/13	-	(2,276)
Philippine Peso	HSBK	Buy	3,543,000	85,191	10/07/13	-	(3,654)
Philippine Peso	HSBK	Buy	2,044,000	49,181	10/11/13	-	(2,145)
Philippine Peso	JPSG	Buy	1,160,000	27,924	10/11/13	-	(1,230)
Indian Rupee	DBAB	Buy	1,355,000	22,152	10/15/13	-	(336)
Philippine Peso	DBAB	Buy	693,000	16,651	10/16/13	-	(705)
Euro	HSBK	Sell	6,000	7,800	10/17/13	-	(183)
Indian Rupee	DBAB	Buy	2,905,000	47,560	10/17/13	-	(812)
Indian Rupee	JPSG	Buy	1,915,000	31,641	10/18/13	-	(833)
Malaysian Ringgit	JPSG	Buy	108,000	34,766	10/18/13	-	(1,649)
Singapore Dollar	JPSG	Buy	310,000	250,505	10/21/13	-	(6,560)
Indian Rupee	DBAB	Buy	673,000	11,051	10/22/13	-	(235)
Indian Rupee	JPSG	Buy	957,000	15,714	10/22/13	-	(334)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	CITI	Buy	47,586,000	97,793	10/28/13	-	(6,374)
Japanese Yen	DBAB	Sell	59,567,300	745,962	10/29/13	137,357	-
Chilean Peso	MSCO	Buy	457,429,000	936,012	10/30/13	-	(57,454)
Euro	DBAB	Sell	82,500	110,921	11/04/13	1,139	-
Danish Krone	DBAB	Sell	30,600,000	5,290,456	11/06/13	-	(175,440)
Japanese Yen	JPSG	Sell	55,436,000	700,812	11/13/13	134,344	-
Euro	MSCO	Sell	150,590	192,126	11/15/13	-	(8,272)
Singapore Dollar	MSCO	Buy	2,682,949	2,155,325	11/18/13	-	(43,957)
Malaysian Ringgit	DBAB	Buy	93,480	30,000	11/19/13	-	(1,382)
Japanese Yen	UBSW	Sell	172,318,944	2,134,034	11/20/13	373,100	-
Malaysian Ringgit	HSBK	Buy	48,000	15,379	11/20/13	-	(685)
Euro	DBAB	Sell	761,324	990,064	11/29/13	-	(23,142)
Euro	MSCO	Sell	827,000	1,076,961	12/03/13	-	(23,671)
Singapore Dollar	DBAB	Buy	461,900	367,755	12/23/13	-	(4,233)
Malaysian Ringgit	DBAB	Buy	134,200	43,384	1/08/14	-	(2,403)
Danish Krone	DBAB	Sell	46,800,000	8,264,171	1/09/14	-	(101,412)
Euro	UBSW	Sell	747,003	978,095	1/13/14	-	(16,265)
Malaysian Ringgit	JPSG	Buy	25,000	8,147	1/16/14	-	(516)
Euro	CITI	Sell	352,000	471,141	1/28/14	2,549	-
Euro	DBAB	Sell	2,433,523	3,266,667	1/30/14	27,051	-
Euro	DBAB	Sell	890,000	1,200,610	1/31/14	15,795	-
Euro	DBAB	Sell	3,300,000	4,483,545	2/03/14	90,336	-
Japanese Yen	DBAB	Sell	49,843,920	547,856	2/04/14	38,155	-
Euro	DBAB	Sell	5,000,000	6,768,500	2/05/14	112,047	-
Euro	DBAB	Buy	1,870,753	2,495,397	2/06/14	-	(22,893)
Euro	DBAB	Sell	2,116,000	2,744,142	2/06/14	-	(72,885)
Canadian Dollar	CITI	Buy	259,000	256,405	2/11/14	-	(5,537)
Chilean Peso	BZWS	Buy	315,400,000	639,497	2/11/14	-	(40,703)
Canadian Dollar	DBAB	Buy	194,000	191,467	2/12/14	-	(3,563)
Japanese Yen	JPSG	Sell	77,183,000	830,254	2/12/14	40,918	-
Japanese Yen	HSBK	Sell	77,220,000	830,215	2/12/14	40,501	-
Japanese Yen	CITI	Sell	102,300,000	1,107,053	2/13/14	60,839	-
Japanese Yen	JPSG	Sell	51,220,000	553,449	2/13/14	29,625	-
Canadian Dollar	DBAB	Buy	130,000	128,180	2/14/14	-	(2,271)
Japanese Yen	JPSG	Sell	51,250,000	553,504	2/18/14	29,345	-
Canadian Dollar	DBAB	Buy	260,000	256,115	2/19/14	-	(4,327)
Japanese Yen	CITI	Sell	51,090,000	553,530	2/19/14	31,003	-
Japanese Yen	GSFX	Sell	51,310,000	553,527	2/19/14	28,749	-
Malaysian Ringgit	DBAB	Buy	462,000	146,439	2/19/14	-	(5,645)
Canadian Dollar	DBAB	Buy	261,000	255,842	2/20/14	-	(3,093)
Canadian Dollar	BZWS	Buy	262,000	255,805	2/21/14	-	(2,094)
Canadian Dollar	BZWS	Buy	131,000	127,511	2/24/14	-	(665)
Canadian Dollar	BZWS	Buy	211,000	204,339	2/25/14	-	(34)
Canadian Dollar	DBAB	Buy	132,000	127,949	2/25/14	-	(138)
Euro	DBAB	Sell	298,775	395,091	2/25/14	-	(2,711)
Japanese Yen	BZWS	Sell	25,620,000	276,752	2/25/14	14,704	-
Canadian Dollar	BZWS	Buy	185,000	178,904	2/26/14	222	-

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BZWS	Sell	51,190,000	553,498	2/27/14	29,903	-
Japanese Yen	DBAB	Sell	17,117,000	187,001	2/27/14	11,920	-
Canadian Dollar	HSBK	Buy	132,000	127,398	3/06/14	385	-
Canadian Dollar	BZWS	Buy	165,000	158,881	3/07/14	844	-
Canadian Dollar	HSBK	Buy	144,000	138,414	3/07/14	983	-
Euro	DBAB	Sell	419,300	544,130	3/18/14	-	(14,211)
Euro	JPSG	Sell	125,800	164,829	3/19/14	-	(2,687)
Singapore Dollar	HSBK	Buy	490,000	392,770	3/19/14	-	(7,074)
Euro	JPSG	Sell	210,000	272,998	3/20/14	-	(6,642)
Chilean Peso	JPHQ	Buy	191,826,250	387,920	3/21/14	-	(25,172)
Euro	JPSG	Sell	210,000	271,747	3/21/14	-	(7,894)
Euro	JPSG	Sell	210,000	272,764	3/24/14	-	(6,882)
Euro	JPSG	Sell	168,000	217,494	3/25/14	-	(6,224)
Euro	DBAB	Sell	3,416,550	4,385,725	3/26/14	-	(163,965)
Australian Dollar	DBAB	Buy	4,918,691	5,021,000	3/31/14	-	(666,646)
Australian Dollar	DBAB	Sell	775,000	690,990	3/31/14	4,908	-
Euro	DBAB	Sell	3,430,424	4,423,257	3/31/14	-	(145,039)
Euro	DBAB	Sell	2,185,000	2,808,053	4/03/14	-	(101,762)
Euro	DBAB	Sell	1,689,780	2,217,025	4/10/14	-	(33,383)
Chilean Peso	MSCO	Buy	33,100,000	67,668	4/14/14	-	(5,231)
Swiss Franc	DBAB	Buy	12,938	14,116	4/16/14	-	(100)
Swiss Franc	DBAB	Sell	12,938	14,378	4/16/14	362	-
Chilean Peso	MSCO	Buy	29,660,000	60,217	4/21/14	-	(4,310)
Euro	DBAB	Buy	2,627,321	3,506,685	4/22/14	-	(32,804)
Euro	DBAB	Sell	3,140,425	4,125,212	4/22/14	-	(57,416)
Chilean Peso	JPHQ	Buy	29,522,000	59,430	4/28/14	-	(3,823)
Euro	DBAB	Sell	200,000	264,700	5/05/14	-	(1,697)
Japanese Yen	DBAB	Sell	524,380,500	5,400,000	5/07/14	32,162	-
Euro	DBAB	Sell	500,000	656,375	5/09/14	-	(9,637)
Euro	DBAB	Sell	2,750,000	3,632,750	5/12/14	-	(30,396)
Euro	DBAB	Sell	316,000	408,019	5/19/14	-	(12,931)
Japanese Yen	MSCO	Sell	211,800,000	2,078,427	5/19/14	-	(90,068)
Canadian Dollar	DBAB	Buy	1,250,640	1,200,000	5/28/14	8,128	-
Euro	DBAB	Sell	920,219	1,193,939	5/28/14	-	(31,988)
Euro	GSFX	Sell	420,000	541,527	5/30/14	-	(18,010)
Euro	DBAB	Sell	715,423	930,980	6/05/14	-	(22,171)
Euro	DBAB	Sell	1,962,500	2,576,910	6/09/14	-	(37,788)
Japanese Yen	BZWS	Sell	93,460,000	960,375	6/10/14	3,171	-
Japanese Yen	HSBK	Sell	99,540,000	1,029,029	6/10/14	9,555	-
Japanese Yen	JPSG	Sell	67,500,000	686,000	6/10/14	-	(5,324)
Japanese Yen	DBAB	Sell	33,000,000	343,407	6/11/14	5,420	-
Japanese Yen	JPSG	Sell	92,220,000	960,389	6/11/14	15,871	-
Japanese Yen	JPSG	Sell	38,900,000	411,706	6/17/14	13,255	-
Euro	DBAB	Sell	833,056	1,112,630	6/18/14	2,650	-
Singapore Dollar	HSBK	Buy	369,000	293,090	6/20/14	-	(2,591)
Euro	DBAB	Sell	934,000	1,226,211	6/27/14	-	(18,351)
Chilean Peso	DBAB	Buy	371,700,000	697,635	6/30/14	-	(2,050)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Sell	371,700,000	692,888	6/30/14	-	(2,697)
Euro	DBAB	Sell	1,455,100	1,900,943	7/03/14	-	(38,076)
Euro	DBAB	Sell	163,358	210,781	7/09/14	-	(6,914)
Euro	DBAB	Sell	1,058,505	1,393,734	7/17/14	-	(16,942)
Euro	BZWS	Sell	1,692,000	2,240,885	7/28/14	-	(14,238)
Chilean Peso	MSCO	Buy	614,647,000	1,161,574	7/29/14	-	(14,770)
Euro	DBAB	Sell	330,000	437,366	7/29/14	-	(2,467)
Euro	BZWS	Sell	1,953,780	2,594,327	8/04/14	9,251	-
British Pound	DBAB	Sell	1,053,750	1,642,796	10/01/14	43,063	-
Euro	DBAB	Sell	2,187,500	2,820,781	10/17/14	-	(96,505)
Euro	DBAB	Sell	82,500	110,938	11/03/14	900	-
Euro	DBAB	Sell	1,727,000	2,251,851	2/06/15	-	(53,223)
Swiss Franc	DBAB	Buy	462,938	512,099	4/16/15	-	(7,314)
Swiss Franc	DBAB	Sell	462,938	521,150	4/16/15	16,365	-
Euro	DBAB	Sell	4,600,000	6,061,420	6/05/15	-	(83,761)
Euro	DBAB	Sell	82,500	110,798	11/03/15	461	-
Euro	DBAB	Sell	1,727,000	2,259,908	2/05/16	-	(51,420)
Euro	DBAB	Sell	2,360,000	3,106,468	3/01/16	-	(52,625)
Euro	DBAB	Sell	2,300,000	3,021,510	4/07/16	-	(58,117)
Euro	DBAB	Sell	3,300,000	4,453,350	8/05/16	30,799	-
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	28,256	-
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	2,983	-
	Unrealized appreciation (depreciation)					1,491,275	(3,215,595)
	Net unrealized appreciation (depreciation)						$ (1,724,320)

At July 31, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Description	Counterparty[a] / Exchange	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Centrally Cleared Swaps Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.IG.20	CME	1,000,000	1.00%	6/20/2018	$ 7,491	$ 3,736	$ -	$ 11,227	Investment Grade
CDX.NA.IG.20	ICE	43,000,000	1.00%	6/20/2018	366,010	116,768	-	482,778	Investment Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						$ 120,504	$ -		
OTC Swaps									
Contracts to Buy Protection									
Single Name									
American Axle	BZWS	500,000	5.00%	6/20/18	$ (32,692)	$ -	$ (8,695)	$(41,387)	
American Axle	DBAB	2,500,000	5.00%	6/20/18	(146,989)	-	(59,946)	(206,935)	
Centex Corp.	FBCO	1,000,000	5.00%	6/20/16	(72,328)	-	(60,862)	(133,190)	
Centex Corp.	JPHQ	4,000,000	5.00%	6/20/16	(346,301)	-	(186,462)	(532,763)	
Constellation Brands Inc.	DBAB	6,600,000	5.00%	6/20/17	(930,135)	-	(87,306)	1,017,441)	

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Description	Counterparty[a] / Exchange	Notional Amount[b]		Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[e]
Constellation Brands Inc.	GSCO	5,000,000		5.00%	12/20/14	(302,916)	-	(24,497)	(327,413)	
D.R. Horton Inc.	CITI	1,500,000		5.00%	6/20/17	(159,299)	-	(27,446)	(186,745)	
D.R. Horton Inc.	JPHQ	2,400,000		5.00%	3/20/16	(244,531)	2,939	-	(241,592)	
Dean Foods Co.	DBAB	4,255,000		5.00%	6/20/16	(397,232)	-	(51,748)	(448,979)	
Dean Foods Co.	JPHQ	3,500,000		5.00%	6/20/16	(299,537)	-	(69,776)	(369,313)	
Embarq Corp.	BZWS	3,000,000		5.00%	6/20/16	(223,910)	-	(131,828)	(355,738)	
First Data Corp.	BZWS	3,690,000		5.00%	3/20/15	(165,941)	-	(33,486)	(199,427)	
First Data Corp.	DBAB	650,000		5.00%	3/20/15	(25,669)	-	(9,461)	(35,130)	
Ford Motor Credit Co.	GSCO	5,000,000		5.00%	6/20/15	(417,185)		(4,662)	(421,847)	
Government of Ireland	MSCO	2,000,000	EUR	1.00%	3/20/15	201,722	-	(219,469)	(17,747)	
Hilton Worldwide Inc.	FBCO	3,000,000		5.00%	12/20/13	(14,285)	-	(40,463)	(54,748)	
Hospira inc.	FBCO	3,000,000		5.00%	6/20/14	(119,314)	-	(2,096)	(121,410)	
Intelsat Investments SA	GSCO	2,000,000		5.00%	12/20/13	(25,814)	-	(12,158)	(37,972)	
Merrill Lynch & Co. Inc.	FBCO	4,000,000		5.00%	9/20/14	(212,066)	-	(2,771)	(214,837)	
Merrill Lynch & Co. Inc.	FBCO	2,000,000		1.00%	9/20/17	3,972	-	(14,150)	(10,178)	
Morgan Stanley	FBCO	10,000,000		5.00%	6/20/14	(403,156)	559	-	(402,597)	
The New York Times Co.	GSCO	2,000,000		5.00%	12/20/16	(117,230)	-	(132,241)	(249,471)	
RPM International Inc.	UBSW	4,000,000		5.00%	12/20/13	(67,541)	-	(10,054)	(77,595)	
Springleaf Finance Corp.	GSCO	7,000,000		5.00%	12/20/15	(284,166)	-	(63,217)	(347,883)	
Toll Brothers Inc.	GSCO	2,500,000		5.00%	3/20/14	(9,349)	-	(6,041)	(15,390)	
Toll Brothers Inc.	MSCO	500,000		5.00%	3/20/14	(52,957)	-	(23,994)	(76,951)	
USG Corp.	GSCO	5,000,000		5.00%	12/20/16	(311,576)	-	(99,804)	(411,380)	
Windstream Corp.	GSCO	7,000,000		5.00%	9/20/13	(44,430)	-	(1,441)	(45,871)	
Contracts to Sell Protection[d]										
Single Name										
Bank of America Corp.	FBCO	2,000,000		1.00%	9/20/17	(3,972)	5,394	-	1,422	A-
Berkshire Hathaway Inc.	BOFA	2,700,000		1.00%	9/20/17	28,837	5,074	-	33,911	AA
Berkshire Hathaway Inc.	BZWS	5,000,000		1.00%	9/20/17	(60,992)	114,871	-	53,879	AA
Berkshire Hathaway Inc.	GSCO	1,400,000		1.00%	9/20/17	(556)	15,642	-	15,086	AA
First Data Corp.	BZWS	2,600,000		5.00%	3/20/16	40,362	46,580	-	86,953	B-
First Data Corp.	DBAB	500,000		5.00%	3/20/16	(2,324)	19,044	-	16,720	B-
The Goodyear Tire & Rubber Co.	BZWS	500,000		5.00%	6/20/18	11,143	26,628	-	37,771	B+
The Goodyear Tire & Rubber Co.	FBCO	2,500,000		5.00%	6/20/18	48,553	140,301	-	188,854	B+
Government of Lithuania	FBCO	250,000		1.00%	6/20/16	(6,483)	8,339	-	1,856	BB+
PSEG Power LLC	FBCO	1,500,000		1.00%	6/20/17	(53,546)	64,775	-	11,229	BBB+
Traded Index										

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Description	Counterparty[a] / Exchange	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
CMBX.NA.AJ.2	FBCO	2,350,000	1.09%	3/15/49	(339,796)	13,725	-	(326,071)	Non Investment Grade
LCDX.NA.19	BZWS	6,762,000	2.50%	12/20/17	90,621	178,313	-	268,934	Non Investment Grade
LCDX.NA.20	FBCO	6,600,000	2.50%	6/20/18	207,656	55,822	-	263,478	Non Investment Grade
MCDX.NA.20	CITI	13,000,000	1.00%	6/20/18	(140,229)	-	(69,113)	(209,342)	Non Investment Grade
OTC Swaps unrealized appreciation (depreciation)						698,006	(1,452,457)		
Total Credit Default Swaps unrealized appreciation (depreciation)						818,510	(1,452,457)		
Net unrealized appreciation (depreciation)							$ (633,947)		

[a]Positions are generally not collateralized if the market value is $100,000 to $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
CITI	$ 380,000
DBAB	3,210,000
FBCO	890,000
GSCO	2,120,000
JPHQ	1,080,000
MSCO	190,000
UBSW	(256,767)
Total collateral	$ 7,613,233

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At July 31, 2013, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross Currency Swaps

Description	Counterparty	Expiration Date	Notional Amount		Unrealized Appreciation	Unrealized Depreciation
Receive Fixed semi-annual 4.50%	CITI	1/01/16	2,747,819	USD	$ -	$ (108,111)
Pay Fixed annual 4.00%			16,000,000	DKK		
Receive Fixed semi-annual 2.47%	DBAB	1/04/16	2,953,953	USD	-	(74,972)
Pay Fixed annual 2.00%			17,000,000	DKK		
Net unrealized appreciation (depreciation)					$ -	$(183,083)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

ABBREVIATIONS

Counterparty/Exchange

BOFA Bank of America, N.A.
BZWS Barclays Bank PLC
CITI Citigroup, Inc.
CME Chicago Mercantile Exchange
DBAB Deutsche Bank AG
FBCO Credit Suisse Group AG
GSCO The Goldman Sachs Group, Inc.
ICE Intercontinental Exchange
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley
UBSW UBS AG

Currency

BRL - Brazilian Real
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

Selected Portfolio

CD - Certificate of Deposit
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
COP - Certificate of Participation
EDA - Economic Development Authority
FRN - Floating Rate Note
GO - General Obligation
L/C - Letter of Credit
RDA - Redevelopment Agency/Authority
UHSD - Unified/Union High School District
USD - Unified/Union School District

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 13.8%			
Energy 5.8%			
ᵃAlpha Natural Resources Inc.	United States	107,400	$ 584,256
Anadarko Petroleum Corp.	United States	49,900	4,417,148
Chevron Corp.	United States	25,700	3,235,373
Devon Energy Corp.	United States	41,600	2,288,416
Exxon Mobil Corp.	United States	28,677	2,688,469
Halliburton Co.	United States	50,400	2,277,576
Marathon Petroleum Corp.	United States	10,250	751,632
National Oilwell Varco Inc.	United States	17,600	1,234,992
Noble Energy Inc.	United States	46,800	2,924,532
Occidental Petroleum Corp.	United States	16,300	1,451,515
Schlumberger Ltd.	United States	29,050	2,362,636
ᵃSouthwestern Energy Co.	United States	26,700	1,035,693
ᵃWeatherford International Ltd.	United States	137,000	1,912,520
			27,164,758
Materials 1.7%			
Alcoa Inc.	United States	133,700	1,062,915
Barrick Gold Corp.	Canada	80,300	1,362,691
Freeport-McMoRan Copper & Gold Inc., B	United States	78,946	2,232,593
Nucor Corp.	United States	23,300	1,089,974
Potash Corp. of Saskatchewan Inc.	Canada	44,300	1,284,700
United States Steel Corp.	United States	41,400	718,290
			7,751,163
Real Estate 6.3%			
SPDR Dow Jones REIT ETF	United States	383,000	29,299,500
Total Common Stocks and Other Equity Interests (Cost $59,158,311)			64,215,421
		Principal Amount*	
Corporate Bonds 3.3%			
Consumer Services 0.3%			
MGM Resorts International, senior note,			
6.625%, 7/15/15	United States	300,000	324,750
8.625%, 2/01/19	United States	500,000	581,875
7.75%, 3/15/22	United States	200,000	222,500
			1,129,125
Diversified Financials 0.3%			
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,200,000	1,398,000
Energy 0.9%			
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	1,000,000	1,090,000
6.125%, 2/15/21	United States	200,000	213,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	400,000	428,500
8.25%, 4/01/20	United States	100,000	108,250
6.375%, 3/01/21	United States	400,000	407,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,131,250
ᵇSamson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	900,000	958,500
			4,336,500
Food, Beverage & Tobacco 0.2%			
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,000,000	1,050,000
Health Care Equipment & Services 0.3%			
HCA Inc., senior secured note, 5.875%, 3/15/22	United States	1,200,000	1,270,500
Materials 0.7%			
ᵇFMG Resources (August 2006) Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	200,000	205,905
6.875%, 2/01/18	Australia	800,000	819,000
Novelis Inc., senior note,			
8.375%, 12/15/17	Canada	200,000	216,500

8.75%, 12/15/20	Canada	600,000	664,500
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	1,200,000	1,254,000
			3,159,905
Media 0.3%			
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	1,200,000	1,320,000
Telecommunication Services 0.1%			
[b]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	500,000	547,500
Utilities 0.2%			
[b]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	1,200,000	906,000
Total Corporate Bonds (Cost $14,471,731)			15,117,530
[c]**Senior Floating Rate Interests 4.2%**			
Capital Goods 0.4%			
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	Luxembourg	315,913	316,077
Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	196,523	198,536
RBS Global Inc. (Rexnord), Term B Loan, 3.75%, 4/01/18	United States	126,004	126,760
[d]Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	493,975	499,779
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	208,985	210,749
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	467,507	471,044
[d]Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	52,960	53,433
			1,876,378
Commercial & Professional Services 0.3%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.545%, 7/26/16	United States	28,698	28,883
Term Loan B Extended, 3.776%, 7/26/16	United States	435,637	438,446
U.S. Term C Loan, 3.776%, 7/26/16	United States	3,863	3,894
U.S. Term D Loan, 4.00%, 8/22/19	United States	170,000	171,939
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	699,825	702,554
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	229,187	231,765
			1,577,481
Consumer Services 0.3%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	150,316	150,953
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	331,667	335,242
DineEquity Inc., Term B-2 Loan, 3.75%, 10/19/17	United States	174,857	176,533
[d]Weight Watchers International Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	United States	577,516	581,427
			1,244,155
Diversified Financials 0.1%			
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	65,424	65,517
[d]Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	239,952	242,951
			308,468
Energy 0.2%			
[d]Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	745,926	742,118
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	88,198	88,816
			830,934
Food & Staples Retailing 0.0%†			
AdvancePierre Foods Inc., Loans, 5.75%, 7/10/17	United States	136,782	138,549
Food, Beverage & Tobacco 0.2%			
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	238,776	239,472
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	503,383	508,801
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20	United States	130,379	130,624
			878,897
Health Care Equipment & Services 0.5%			
Bausch & Lomb Inc., Parent Term Loans, 4.00%, 5/18/19	United States	844,328	845,384
Community Health Systems Inc., New Extended Term Loan, 3.773% - 3.776%, 1/25/17	United States	202,636	204,282
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	429,479	433,170
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	16,010	16,121
HCA Inc., Tranche B-5 Term Loan, 3.026%, 3/31/17	United States	760,000	763,325

Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	177,107	178,186
			2,440,468
Materials 0.8%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	263,151	265,454
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	424,649	427,922
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	296,960	300,254
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	173,075	173,219
FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17	United States	331,396	334,440
[d]Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	325,000	324,942
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	80,000	80,600
Pact Group (USA) LLC, Term Loans, 3.75%, 5/29/20	United States	132,982	133,065
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	383,146	388,199
[d]Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	577,842	585,743
Walter Energy Inc., B Term Loan, 5.75% - 6.75%, 4/01/18	United States	431,821	418,957
			3,432,795
Media 0.2%			
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	144,137	145,938
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	230,357	230,261
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/29/21	Netherlands	95,300	96,045
Term Loan AH, 3.25%, 6/30/21	Netherlands	189,340	189,419
[d]Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	288,783	288,923
[d]WMG Acquisition Corp., Tranche B Term Loan, 5.00%, 7/01/20	United States	100,000	100,437
			1,051,023
Pharmaceuticals, Biotechnology & Life Sciences 0.3%			
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	199,000	199,942
Valeant Pharmaceuticals International Inc.,			
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19	Canada	333,027	336,806
Series D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	109,433	110,678
[d]Series E Tranche B Term Loan, 6.00%, 8/05/20	Canada	228,229	231,567
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	18,218	18,266
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	129,600	129,940
Term B-1 Loan, 4.25%, 3/15/18	United States	297,709	298,490
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	234,600	235,216
			1,560,905
Retailing 0.3%			
BJ's Wholesale Club Inc., 2013 Replacement Loans, 4.25%, 9/26/19	United States	292,082	293,888
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	454,893	460,011
[d]Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	555,829	558,906
			1,312,805
Software & Services 0.1%			
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	621,706	627,923
Technology Hardware & Equipment 0.1%			
[d]Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	321,120	323,395
Telecommunication Services 0.2%			
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	Luxembourg	1,054,601	1,064,159
Transportation 0.2%			
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	309,225	309,805
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	115,286	114,997
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	296,212	298,202
			723,004
Total Senior Floating Rate Interests (Cost $19,200,367)			19,391,339
Foreign Government and Agency Securities 16.7%			
Government of Hungary, senior note,			
3.50%, 7/18/16	Hungary	60,000 EUR	80,049
4.375%, 7/04/17	Hungary	150,000 EUR	200,408
3.875%, 2/24/20	Hungary	180,000 EUR	226,489
6.375%, 3/29/21	Hungary	620,000	649,063
[e]Reg S, 5.75%, 6/11/18	Hungary	435,000 EUR	601,059

Government of Ireland, senior bond, 4.40%, 6/18/19	Ireland	1,200,000	EUR	1,694,273
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	2,305,000	MYR	712,196
3.741%, 2/27/15	Malaysia	11,020,000	MYR	3,420,222
[d]3.835%, 8/12/15	Malaysia	3,420,000	MYR	1,064,293
4.72%, 9/30/15	Malaysia	180,000	MYR	57,036
[d]3.197%, 10/15/15	Malaysia	1,715,000	MYR	526,624
senior bond, 8.00%, 10/30/13	Malaysia	10,000	MYR	3,118
senior bond, 5.094%, 4/30/14	Malaysia	3,595,000	MYR	1,124,178
senior bond, 3.814%, 2/15/17	Malaysia	6,100,000	MYR	1,894,542
Government of Mexico, 7.00%, 6/19/14	Mexico	853,000[f]	MXN	6,862,284
Government of Poland,				
6.25%, 10/24/15	Poland	11,600,000	PLN	3,892,755
[c]FRN, 2.71%, 1/25/17	Poland	15,515,000	PLN	4,840,544
[c]FRN, 2.71%, 1/25/21	Poland	15,738,000	PLN	4,823,889
Government of Sweden,				
1.50%, 8/30/13	Sweden	22,690,000	SEK	3,483,086
6.75%, 5/05/14	Sweden	52,950,000	SEK	8,483,423
Korea Monetary Stabilization Bond,				
senior bond, 3.90%, 8/02/13	South Korea	99,760,000	KRW	88,779
senior bond, 3.59%, 10/02/13	South Korea	93,120,000	KRW	83,008
senior bond, 3.48%, 12/02/13	South Korea	159,610,000	KRW	142,456
senior bond, 3.47%, 2/02/14	South Korea	219,430,000	KRW	196,113
senior bond, 3.59%, 4/02/14	South Korea	322,490,000	KRW	288,787
senior bond, 2.47%, 4/02/15	South Korea	137,700,000	KRW	121,923
senior note, 3.28%, 6/02/14	South Korea	382,370,000	KRW	342,042
senior note, 2.57%, 6/09/14	South Korea	369,000,000	KRW	328,118
senior note, 2.82%, 8/02/14	South Korea	1,574,200,000	KRW	1,402,772
senior note, 2.78%, 10/02/14	South Korea	6,276,800,000	KRW	5,590,897
senior note, 2.84%, 12/02/14	South Korea	2,223,570,000	KRW	1,981,879
senior note, 2.76%, 6/02/15	South Korea	379,500,000	KRW	337,471
Korea Treasury Bond,				
senior bond, 3.00%, 12/10/13	South Korea	8,227,990,000	KRW	7,332,329
senior note, 3.25%, 12/10/14	South Korea	606,880,000	KRW	543,698
senior note, 3.25%, 6/10/15	South Korea	101,000,000	KRW	90,556
senior note, 2.75%, 12/10/15	South Korea	491,700,000	KRW	436,069
[g]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	Mexico	452,236[h]	MXN	3,958,509
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%,				
5/15/15	Brazil	4,600[i]	BRL	4,803,441
8/15/16	Brazil	1,343[i]	BRL	1,410,373
8/15/18	Brazil	1,270[i]	BRL	1,348,864
5/15/45	Brazil	1,680[i]	BRL	1,839,387
Total Foreign Government and Agency Securities (Cost $79,266,943)				77,307,002
U.S. Government and Agency Securities 54.2%				
[j]U.S. Treasury Note, Index Linked,				
2.00%, 1/15/14	United States	31,515,717		31,949,058
1.25%, 4/15/14	United States	56,132,616		56,954,846
2.00%, 7/15/14	United States	1,235,733		1,276,377
1.625%, 1/15/15	United States	35,376,742		36,871,976
0.50%, 4/15/15	United States	28,483,346		29,298,910
1.875%, 7/15/15	United States	49,697,595		52,990,060
2.00%, 1/15/16	United States	38,728,558		41,778,432
Total U.S. Government and Agency Securities (Cost $248,694,411)				251,119,659
Total Investments before Short Term Investments (Cost $420,791,763)				427,150,951
Short Term Investments 6.7%				
Foreign Government and Agency Securities 3.9%				
[d,k]Bank of Negara Monetary Notes, 8/06/13 - 7/24/14	Malaysia	42,138,000	MYR	12,776,815
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	South Korea	157,500,000	KRW	140,052
[k]Korea Monetary Stabilization Bonds, 8/13/13 - 9/10/13	South Korea	541,300,000	KRW	480,665
[d,k]Malaysia Treasury Bill, 5/30/14	Malaysia	300,000	MYR	90,270
[k]Singapore Treasury Bill, 8/12/13	Singapore	4,160,000	SGD	3,273,216

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[k]Sweden Treasury Bills, 9/18/13 - 12/18/13	Sweden	9,775,000 SEK	1,497,170
Total Foreign Government and Agency Securities (Cost $18,944,746)			18,258,188
Total Investments before Repurchase Agreements (Cost $439,736,509)			445,409,139
Repurchase Agreements (Cost $12,920,529) 2.8%			
[l]Joint Repurchase Agreement, 0.061%, 8/01/13 (Maturity Value $12,920,551)	United States	12,920,529	12,920,529
BNP Paribas Securities Corp. (Maturity Value $1,916,247)			
Credit Suisse Securities (USA) LLC (Maturity Value $2,395,341)			
Deutsche Bank Securities Inc. (Maturity Value $4,297,375)			
HSBC Securities (USA) Inc. (Maturity Value $2,155,794)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,437,153)			
Morgan Stanley & Co. LLC (Maturity Value $718,641)			
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 8/01/13 - 4/27/17; U.S. Government Agency Securities, Strip, 6/01/17; [k]U.S. Treasury Bill, 8/22/13; and U.S. Treasury Notes, 0.125% - 4.25%, 12/15/13 - 11/30/16 (valued at $13,197,141)			
Total Investments (Cost $452,657,038) 98.9%			458,329,668
Other Assets, less Liabilities 1.1%			4,915,834
Net Assets 100.0%			$ 463,245,502

[†]Rounds to less than 0.1% of net assets.

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $3,436,905, representing 0.74% of net assets.

[c]The coupon rate shown represents the rate at period end.

[d]A portion or all of the security purchased on a delayed delivery basis.

[e]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the value of this security was $601,059, representing 0.13% of net assets.

[f]Principal amount is stated in 100 Mexican Peso Units.

[g]Redemption price at maturity is adjusted for inflation.

[h]Principal amount is stated in 100 Unidad de Inversion Units.

[i]Principal amount is stated in 1,000 Brazilian Real Units.

[j]Principal amount of security is adjusted for inflation.

[k]The security is traded on a discount basis with no stated coupon rate.

[l]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2013, all repurchase agreements had been entered into on that date.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

At July 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	1,200,000	$1,477,464	8/01/13	$ -	$ (118,781)
Euro	DBAB	Buy	1,200,000	1,591,560	8/01/13	4,685	-
Chilean Peso	JPHQ	Buy	1,159,473,700	2,314,319	8/20/13	-	(65,025)
Indian Rupee	DBAB	Buy	110,401,000	1,859,182	9/20/13	-	(70,000)
Euro	MSCO	Sell	3,683,000	4,697,667	11/13/13	-	(203,470)
Euro	DBAB	Sell	7,044,000	9,228,344	2/28/14	-	(150,495)
Euro	DBAB	Sell	1,121,244	1,475,277	3/03/14	-	(17,646)
Australian Dollar	DBAB	Buy	7,425,842	7,580,300	3/31/14	-	(1,006,448)
Chilean Peso	DBAB	Buy	2,927,500,000	5,928,514	4/04/14	-	(400,600)
Euro	DBAB	Sell	1,200,000	1,594,332	8/01/14	-	(5,093)
	Unrealized appreciation (depreciation)					4,685	(2,037,558)
	Net unrealized appreciation (depreciation)						$ (2,032,873)

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG
JPHQ - JPMorgan Chase Bank, N.A.
MSCO - Morgan Stanley

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Selected Portfolio

ETF - Exchange Traded Fund
FRN - Floating Rate Note
L/C - Letter of Credit
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin Total Return Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 0.1%				
Automobiles & Components 0.0%†				
[a] General Motors Co.	United States	4,432	$	158,976
[a] General Motors Co., wts., 7/10/16	United States	4,030		105,908
[a] General Motors Co., wts., 7/10/19	United States	4,030		75,079
[a] Motors Liquidation Co., GUC Trust, Escrow Account	United States	1,113		36,340
				376,303
Consumer Durables & Apparel 0.0%				
[a,b] Comfort Co. Inc., Escrow Account	United States	716		—
Consumer Services 0.1%				
[a,c,d] Turtle Bay Resort	United States	1,550,568		1,426,552
Materials 0.0%†				
[a,b] NewPage Corp., Litigation Trust	United States	2,500,000		—
[a] NewPage Holdings Inc.	United States	10,000		875,000
				875,000
Total Common Stocks and Other Equity Interests (Cost $5,006,075)				2,677,855
Convertible Preferred Stocks (Cost $2,307) 0.0%†				
Automobiles & Components 0.0%†				
[a] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500		435
Preferred Stocks 0.4%				
Banks 0.3%				
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		17,056,000
Diversified Financials 0.1%				
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000		2,557,500
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800		817,740
				3,375,240
Total Preferred Stocks (Cost $19,095,000)				20,431,240
		Principal Amount*		
Corporate Bonds 39.1%				
Automobiles & Components 0.3%				
Ford Motor Credit Co. LLC, senior note,				
5.00%, 5/15/18	United States	3,000,000		3,261,249
8.125%, 1/15/20	United States	5,000,000		6,169,880
5.75%, 2/01/21	United States	1,000,000		1,104,454
5.875%, 8/02/21	United States	1,175,000		1,306,014
[e] Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	4,400,000		4,600,596
				16,442,193
Banks 4.8%				
AIB Mortgage Bank, secured note,				
2.625%, 7/29/16	Ireland	9,400,000	EUR	12,691,312
4.875%, 6/29/17	Ireland	16,000,000	EUR	23,011,394
[e] Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	8,500,000		8,202,500
[f] Banco Popolare SpA, senior note, Reg S, 4.75%, 3/31/16	Italy	9,700,000	EUR	13,428,734
[g] Bank of Ireland Mortgage Bank, secured note, FRN, 3.25%, 6/22/16	Ireland	12,000,000	EUR	16,387,398
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000		8,858,560
BB&T Corp.,				
senior note, 2.05%, 6/19/18	United States	2,700,000		2,691,703
senior note, 6.85%, 4/30/19	United States	6,800,000		8,287,316
sub. note, 3.95%, 3/22/22	United States	10,000,000		10,125,260
CIT Group Inc., senior note,				
5.00%, 5/15/17	United States	22,500,000		23,850,000
5.375%, 5/15/20	United States	1,700,000		1,785,000
5.00%, 8/15/22	United States	6,000,000		5,973,942
Discover Bank, sub. note, 8.70%, 11/18/19	United States	948,000		1,215,492
Fifth Third Capital Trust IV, junior sub. note, 6.50% to 4/15/17, FRN thereafter, 4/15/67	United States	3,000,000		3,011,250
[e] HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	7,500,000		7,708,425
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000		3,429,381

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[f]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000		4,081,808
[e,g]ING Bank NV, senior note, 144A, FRN, 1.913%, 9/25/15	Netherlands	14,000,000		14,269,220
Nykredit Realkredit AS, secured note,				
2.00%, 1/01/16	Denmark	90,000,000	DKK	16,582,675
4.00%, 1/01/16	Denmark	45,000,000	DKK	8,676,381
PNC Funding Corp., senior note, 5.125%, 2/08/20	United States	7,000,000		7,839,741
Realkredit Danmark AS, secured note, 10S, 4.00%, 1/01/16	Denmark	45,000,000	DKK	8,674,534
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,269,000		1,369,835
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,100,000		1,060,813
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	6,000,000	EUR	8,315,412
[e]Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,578,850
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000		6,571,290
[g,h]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	15,600,000		15,268,500
Wells Fargo & Co., senior note, 3.625%, 4/15/15	United States	1,000,000		1,047,653
				253,994,379
Capital Goods 1.0%				
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	4,000,000		3,782,500
General Electric Co., senior note, 2.70%, 10/09/22	United States	7,600,000		7,254,694
NBCUniversal Media LLC, senior bond, 2.875%, 1/15/23	United States	16,200,000		15,445,695
[e]Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	14,000,000		13,363,280
United Technologies Corp., senior note, 3.10%, 6/01/22	United States	12,700,000		12,624,994
				52,471,163
Consumer Durables & Apparel 1.0%				
Centex Corp., senior note, 6.50%, 5/01/16	United States	19,795,000		21,873,475
D.R. Horton Inc., senior bond, 5.625%, 1/15/16	United States	7,000,000		7,455,000
Lennar Corp., senior note, 5.60%, 5/31/15	United States	7,692,000		8,172,750
The Ryland Group Inc., senior note, 5.375%, 1/15/15	United States	4,750,000		4,981,563
Toll Brothers Finance Corp., senior note,				
4.95%, 3/15/14	United States	6,923,000		7,061,460
5.15%, 5/15/15	United States	2,010,000		2,110,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,000,000		2,850,000
				54,504,748
Consumer Services 0.3%				
[e]Caesars Operating Escrow LLC/Corp., first lien, 144A, 9.00%, 2/15/20	United States	3,000,000		2,820,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	4,500,000		4,688,438
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	4,000,000		4,330,000
6.75%, 10/01/20	United States	400,000		426,500
[e]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,500,000		1,488,750
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000		3,390,339
				17,144,027
Diversified Financials 5.0%				
Ally Financial Inc., senior note,				
6.25%, 12/01/17	United States	500,000		543,783
7.50%, 9/15/20	United States	7,000,000		8,155,000
American Express Centurion Bank, senior note, 5.95%, 6/12/17	United States	800,000		917,986
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	4,400,000	GBP	7,015,286
Bank of America Corp.,				
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	8,000,000		9,020,000
senior note, 4.75%, 8/01/15	United States	8,000,000		8,517,696
senior note, 5.625%, 10/14/16	United States	8,400,000		9,367,638
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000		5,683,836
Citigroup Inc.,				
senior note, 6.50%, 8/19/13	United States	174,000		174,404
senior note, 5.375%, 8/09/20	United States	2,589,000		2,909,544
senior note, 8.125%, 7/15/39	United States	4,400,000		6,072,238
sub. note, 3.50%, 5/15/23	United States	20,000,000		18,227,600
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		887,910
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	10,000,000		9,077,350
Discover Financial Services, senior note, 3.85%, 11/21/22	United States	3,052,000		2,934,693
General Electric Capital Corp., senior note,				
5.625%, 5/01/18	United States	500,000		575,517
6.00%, 8/07/19	United States	8,000,000		9,340,376

A, 8.50%, 4/06/18	United States	135,000,000	MXN	11,853,954
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	800,000		926,000
The Goldman Sachs Group Inc.,				
senior bond, 5.375%, 3/15/20	United States	10,000,000		11,025,170
senior note, 2.375%, 1/22/18	United States	4,700,000		4,650,495
[e]Hutchison Whampoa International 11 Ltd., senior note, 144A, 3.50%, 1/13/17	Hong Kong	9,500,000		9,868,410
International Lease Finance Corp., senior note, 8.25%, 12/15/20	United States	800,000		928,000
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000	EUR	13,662,018
JPMorgan Chase & Co.,				
6.30%, 4/23/19	United States	7,500,000		8,835,547
[h]junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	6,500,000		7,238,452
senior note, 4.375%, 1/30/14	United States	4,700,000	EUR	6,373,915
senior note, 4.25%, 10/15/20	United States	9,000,000		9,497,799
senior note, 3.25%, 9/23/22	United States	11,400,000		10,879,750
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000		3,436,575
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	5,900,000		6,725,740
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000		14,103,852
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	2,140,000		2,302,396
5.50%, 1/26/20	United States	10,000,000		11,017,660
[e]Nuveen Investments Inc., senior note, 144A, 9.125%, 10/15/17	United States	4,500,000		4,578,750
[e]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	9,792,000		10,131,293
SLM Corp., senior note, 8.45%, 6/15/18	United States	2,700,000		3,118,824
[e]Temasek Financial I Ltd., senior bond, 144A, 2.375%, 1/23/23	Singapore	9,500,000		8,595,790
Textron Financial Corp., senior note, 5.125%, 8/15/14	United States	5,126,000		5,319,189
				264,490,436
Energy 5.2%				
Anadarko Petroleum Corp., senior note,				
8.70%, 3/15/19	United States	4,100,000		5,321,443
6.45%, 9/15/36	United States	2,260,000		2,658,266
Apache Corp., senior bond, 4.25%, 1/15/44	United States	19,800,000		17,780,380
CGG, senior note,				
7.75%, 5/15/17	France	300,000		309,000
6.50%, 6/01/21	France	6,000,000		6,180,000
CHC Helicopter SA,				
senior note, 9.375%, 6/01/21	Canada	2,000,000		1,995,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	4,000,000		4,182,500
Chesapeake Energy Corp., senior note,				
6.625%, 8/15/20	United States	6,000,000		6,540,000
6.125%, 2/15/21	United States	500,000		532,500
5.75%, 3/15/23	United States	3,000,000		3,030,000
Chevron Corp., senior note, 3.191%, 6/24/23	United States	14,000,000		13,840,484
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000		12,700,660
[e]CNPC HK Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	5,700,000		6,289,545
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	8,000,000		9,050,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	6,000,000		6,433,098
Enterprise Products Operating LLC,				
junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	3,500,000		3,946,250
senior note, 3.35%, 3/15/23	United States	17,000,000		16,445,800
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	5,000,000		5,300,000
[e]Gaz Capital SA (OJSC Gazprom), loan participation,				
senior bond, 144A, 6.212%, 11/22/16	Luxembourg	2,800,000		3,057,040
senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000		9,518,400
Hess Corp., 7.125%, 3/15/33	United States	500,000		609,853
Kinder Morgan Energy Partners LP, senior bond, 3.45%, 2/15/23	United States	9,700,000		9,253,305
[e]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	6,000,000		6,544,164
[e]Linn Energy LLC/Finance Corp., senior note, 144A, 6.25%, 11/01/19	United States	7,000,000		6,615,000
[e]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	19,000,000		17,871,115
National Oilwell Varco Inc., senior bond, 2.60%, 12/01/22	United States	27,000,000		25,458,057
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	9,000,000		8,865,000
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	5,000,000		5,734,900
Plains Exploration & Production Co., senior note,				
6.125%, 6/15/19	United States	600,000		643,281
6.625%, 5/01/21	United States	3,500,000		3,731,396
6.75%, 2/01/22	United States	500,000		535,928

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

6.875%, 2/15/23	United States	1,000,000	1,078,905
ᵉSabine Pass Liquefaction LLC, 144A, 5.625%, 4/15/23	United States	7,000,000	6,860,000
ᵉSamson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	7,000,000	7,455,000
SandRidge Energy Inc., senior note,			
8.125%, 10/15/22	United States	900,000	918,000
7.50%, 2/15/23	United States	400,000	394,000
ᵉSinopec Group Overseas Development 2012 Ltd., senior note, 144A, 2.75%, 5/17/17	China	10,900,000	11,081,703
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	648,307
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000	11,802,654
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,900,000	4,821,345
ᵉWoodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	10,000,000	10,414,110
			276,446,389
Food & Staples Retailing 1.0%			
ᵉCencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	17,000,000	16,290,080
CVS Caremark Corp.,			
2.75%, 12/01/22	United States	9,400,000	8,888,433
senior note, 5.75%, 6/01/17	United States	585,000	675,675
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	United States	1,600,000	1,802,000
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	3,000,000	2,993,238
ᵉSigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	7,200,000	7,801,776
ᵉTesco PLC, senior note, 144A, 2.70%, 1/05/17	United Kingdom	12,500,000	12,791,375
			51,242,577
Food, Beverage & Tobacco 2.4%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	2,872,000	3,851,027
Anheuser-Busch InBev Worldwide Inc., senior note,			
7.75%, 1/15/19	Belgium	10,000,000	12,693,700
2.50%, 7/15/22	Belgium	15,000,000	14,113,815
ᵉBarry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	1,500,000	1,545,000
Bunge Ltd. Finance Corp.,			
4.10%, 3/15/16	United States	8,000,000	8,459,176
senior note, 5.10%, 7/15/15	United States	680,000	728,664
Constellation Brands Inc., senior note, 7.25%, 5/15/17	United States	7,000,000	8,015,000
Corn Products International Inc., senior note, 4.625%, 11/01/20	United States	5,000,000	5,259,650
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	13,000,000	14,430,000
ᵉHeineken NV, senior bond, 144A, 2.75%, 4/01/23	Netherlands	20,000,000	18,479,800
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	20,000,000	20,079,620
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	16,000,000	15,782,544
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	1,000,000	1,167,453
			124,605,449
Health Care Equipment & Services 1.9%			
Baxter International Inc., senior bond, 3.20%, 6/15/23	United States	9,000,000	8,844,849
Coventry Health Care Inc.,			
senior bond, 5.45%, 6/15/21	United States	5,000,000	5,625,675
senior note, 6.30%, 8/15/14	United States	4,750,000	5,014,945
DENTSPLY International Inc., senior note, 4.125%, 8/15/21	United States	15,000,000	15,147,750
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	10,000,000	10,759,330
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	3,600,000	3,744,000
HCA Inc., senior note,			
6.50%, 2/15/16	United States	5,054,000	5,508,860
5.875%, 5/01/23	United States	8,000,000	8,100,000
Medco Health Solutions Inc.,			
7.125%, 3/15/18	United States	4,500,000	5,465,187
senior note, 4.125%, 9/15/20	United States	3,500,000	3,599,449
WellPoint Inc., senior note, 3.30%, 1/15/23	United States	28,000,000	26,839,372
			98,649,417
Household & Personal Products 0.6%			
Avon Products Inc., senior bond, 5.00%, 3/15/23	United States	12,000,000	11,993,052
Colgate-Palmolive Co., senior note, 2.10%, 5/01/23	United States	16,000,000	14,654,736
Energizer Holdings Inc., senior note, 4.70%, 5/24/22	United States	5,000,000	5,061,945
			31,709,733
Insurance 1.8%			
Aflac Inc.,			
senior bond, 3.625%, 6/15/23	United States	17,500,000	17,267,897

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

senior note, 8.50%, 5/15/19	United States	6,000,000		7,828,590
Allstate Corp., senior bond, 3.15%, 6/15/23	United States	4,000,000		3,917,684
CNA Financial Corp., senior note, 5.85%, 12/15/14	United States	10,000,000		10,648,560
[e]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000		12,467,640
Lincoln National Corp., junior sub. deb., 6.05% to 4/20/17, FRN thereafter, 4/20/67	United States	7,200,000		7,236,000
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	4,000,000		4,185,000
[e]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	3,400,000		3,778,862
Prudential Financial Inc.,				
junior sub. note, 5.875%, 9/15/42	United States	7,000,000		7,087,500
senior note, 4.50%, 11/16/21	United States	8,800,000		9,481,956
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000		6,620,265
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	6,700,000		7,303,302
				97,823,256
Materials 2.8%				
[e]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	10,500,000		10,183,005
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	8,000,000		8,061,640
[e]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	2,000,000		2,250,000
[e]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	4,000,000		4,360,000
[e]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
8.25%, 11/01/19	Australia	1,000,000		1,060,000
6.875%, 4/01/22	Australia	7,000,000		6,956,250
[e]Freeport-McMoRan Copper & Gold Inc., senior bond, 144A, 3.875%, 3/15/23	United States	6,500,000		5,897,437
[e]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	United States	15,000,000		13,474,560
[e]Ineos Finance PLC, senior secured note, 144A,				
8.375%, 2/15/19	United Kingdom	300,000		333,000
7.50%, 5/01/20	United Kingdom	1,000,000		1,080,000
[e]Ineos Group Holdings SA,				
secured note, second lien, 144A, 7.875%, 2/15/16	Switzerland	673,657	EUR	906,475
senior note, 144A, 6.50%, 8/15/18	Switzerland	2,500,000	EUR	3,273,489
[e]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	2,500,000	EUR	3,559,216
LYB International Finance BV, senior note, 4.00%, 7/15/23	Netherlands	6,600,000		6,547,002
Lyondellbasell Industries NV, senior note, 5.75%, 4/15/24	United States	11,800,000		13,267,766
[e]PTT Global Chemical PCL, senior bond, 144A, 4.25%, 9/19/22	Thailand	4,600,000		4,475,731
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,425,482
Reynolds Group Issuer Inc./LLC/SA,				
first lien, 5.75%, 10/15/20	United States	900,000		918,000
senior note, 8.50%, 5/15/18	United States	3,000,000		3,135,000
senior note, 9.00%, 4/15/19	United States	200,000		209,000
senior note, 8.25%, 2/15/21	United States	4,000,000		4,085,000
senior secured note, 7.125%, 4/15/19	United States	2,500,000		2,681,250
RPM International Inc.,				
6.25%, 12/15/13	United States	13,000,000		13,224,640
6.50%, 2/15/18	United States	5,000,000		5,677,550
[e]RPM U.K. GP, 144A, 6.70%, 11/01/15	United States	1,000,000		1,104,040
[e]Sealed Air Corp., senior note, 144A, 6.50%, 12/01/20	United States	6,000,000		6,510,000
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	New Zealand	12,000,000		12,600,000
[e]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	7,000,000		6,865,929
				148,121,462
Media 1.6%				
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,				
7.25%, 10/30/17	United States	500,000		532,500
8.125%, 4/30/20	United States	1,000,000		1,092,500
6.50%, 4/30/21	United States	1,000,000		1,032,500
Clear Channel Communications Inc.,				
senior note, 9.00%, 3/01/21	United States	7,000,000		6,930,000
senior secured note, first lien, 9.00%, 12/15/19	United States	141,000		141,353
Clear Channel Worldwide Holdings Inc.,				
senior note, 6.50%, 11/15/22	United States	1,500,000		1,575,000
senior sub. note, 7.625%, 3/15/20	United States	1,500,000		1,590,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 3.80%, 3/15/22	United States	20,000,000		19,276,280
DISH DBS Corp.,				
senior bond, 5.00%, 3/15/23	United States	3,000,000		2,827,500
senior note, 7.75%, 5/31/15	United States	500,000		546,250

senior note, 7.125%, 2/01/16	United States	2,500,000		2,750,000
senior note, 6.75%, 6/01/21	United States	3,000,000		3,195,000
The New York Times Co., senior note, 6.625%, 12/15/16	United States	11,700,000		12,928,500
News America Inc.,				
3.00%, 9/15/22	United States	13,400,000		12,672,889
senior bond, 7.90%, 12/01/95	United States	500,000		575,599
senior deb., 7.25%, 5/18/18	United States	2,000,000		2,450,580
senior note, 6.90%, 8/15/39	United States	1,800,000		2,158,429
e,l Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	1,000,000	EUR	318,417
Time Warner Cable Inc., senior bond, 7.30%, 7/01/38	United States	625,000		638,857
Time Warner Inc.,				
7.70%, 5/01/32	United States	550,000		716,610
6.10%, 7/15/40	United States	8,600,000		9,623,331
				83,572,095
Pharmaceuticals, Biotechnology & Life Sciences 1.7%				
e AbbVie Inc.,				
senior bond, 144A, 4.40%, 11/06/42	United States	7,900,000		7,527,223
senior note, 144A, 2.90%, 11/06/22	United States	15,000,000		14,296,920
Actavis Inc., senior note, 3.25%, 10/01/22	United States	5,000,000		4,786,270
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	20,000,000		21,657,720
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		13,715,222
Teva Pharmaceutical Finance IV BV, senior note, 3.65%, 11/10/21	Israel	10,000,000		10,080,020
e Zoetis Inc., senior bond, 144A, 3.25%, 2/01/23	United States	20,000,000		19,043,000
				91,106,375
Real Estate 1.4%				
American Tower Corp., senior bond, 3.50%, 1/31/23	United States	17,700,000		16,156,772
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	4,800,000		5,464,296
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000		6,985,536
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,268,874
Health Care REIT Inc., senior note, 4.125%, 4/01/19	United States	13,000,000		13,760,162
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	5,000,000		5,638,255
Kimco Realty Corp., senior note, 6.875%, 10/01/19	United States	5,000,000		6,095,020
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000		16,124,725
				72,493,640
Retailing 0.2%				
Dollar General Corp., senior note, 4.125%, 7/15/17	United States	2,800,000		2,969,162
e Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	3,500,000	EUR	4,317,230
e Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,500,000		1,503,240
				8,789,632
Semiconductors & Semiconductor Equipment 0.5%				
Freescale Semiconductor Inc.,				
senior note, 8.05%, 2/01/20	United States	3,000,000		3,217,500
senior note, 10.75%, 8/01/20	United States	2,380,000		2,677,500
e senior secured note, 144A, 9.25%, 4/15/18	United States	1,500,000		1,633,125
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000		20,697,842
				28,225,967
Software & Services 0.4%				
Electronic Data Systems Corp., senior note, B, 6.00%, 8/01/13	United States	800,000		800,000
e First Data Corp., senior secured bond, 144A, 8.25%, 1/15/21	United States	7,000,000		7,350,000
Symantec Corp., senior note, 2.75%, 6/15/17	United States	15,000,000		15,212,070
				23,362,070
Technology Hardware & Equipment 0.4%				
Apple Inc., senior note, 2.40%, 5/03/23	United States	19,000,000		17,484,104
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000		5,103,795
				22,587,899
Telecommunication Services 1.8%				
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	6,300,000		8,191,657
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	10,000,000		10,025,000
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000		25,345,215
Frontier Communications Corp., senior note,				
8.50%, 4/15/20	United States	2,000,000		2,230,000
8.75%, 4/15/22	United States	3,000,000		3,322,500

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

7.125%, 1/15/23	United States	2,000,000		1,990,000
GTE Corp., senior bond, 6.84%, 4/15/18	United States	750,000		899,315
Intelsat Jackson Holdings SA, senior note,				
7.25%, 10/15/20	Luxembourg	2,400,000		2,610,000
7.50%, 4/01/21	Luxembourg	1,000,000		1,093,750
[e]144A, 6.625%, 12/15/22	Luxembourg	5,000,000		5,121,875
[e]Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	Netherlands	3,000,000	EUR	4,117,800
Sprint Nextel Corp., senior note,				
6.00%, 11/15/22	United States	9,000,000		8,707,500
[e]144A, 7.00%, 3/01/20	United States	3,000,000		3,285,000
Telefonica Emisiones SAU, senior note,				
4.949%, 1/15/15	Spain	1,500,000		1,567,218
4.57%, 4/27/23	Spain	9,000,000		8,780,490
Time Warner Entertainment Co. LP, senior bond, 8.375%, 3/15/23	United States	800,000		939,933
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000		1,207,931
[e]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	3,500,000		3,710,000
[e,j]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	2,296,001	EUR	3,144,409
				96,289,593
Transportation 0.2%				
[e]Aviation Capital Group, 144A, 7.125%, 10/15/20	United States	6,000,000		6,670,854
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	188,631		219,582
[e]DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000		3,789,318
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	498,973		563,341
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	231,941		256,747
				11,499,842
Utilities 2.8%				
Baltimore Gas & Electric Co., senior bond, 3.35%, 7/01/23	United States	9,500,000		9,399,309
CenterPoint Energy Inc., senior note,				
6.85%, 6/01/15	United States	1,000,000		1,101,747
6.50%, 5/01/18	United States	7,000,000		8,327,613
Dominion Resources Inc., senior note, 8.875%, 1/15/19	United States	3,650,000		4,780,416
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	4,000,000		4,004,280
[e,h]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	24,000,000		22,992,072
[e]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000		5,433,690
[e]GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	9,300,000		9,205,001
Georgia Power Co., senior note, 4.30%, 3/15/42	United States	9,000,000		8,425,665
[e]Korea East West Power Co., senior note, 144A, 2.50%, 7/16/17	South Korea	6,800,000		6,797,960
[e]Korea Hydro & Nuclear Power Co. Ltd., senior note, 144A, 3.00%, 9/19/22	South Korea	7,200,000		6,608,765
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000		2,545,521
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	342,187		358,219
Pacific Gas & Electric Co.,				
4.45%, 4/15/42	United States	10,000,000		9,749,300
senior bond, 3.25%, 6/15/23	United States	9,500,000		9,352,266
Sempra Energy, senior note, 2.875%, 10/01/22	United States	18,800,000		17,608,512
[e]State Grid Overseas Investment 2013 Ltd., senior note, 144A, 3.125%, 5/22/23	China	10,400,000		9,723,636
[e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	7,000,000		5,285,000
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	7,800,000		7,648,025
				149,346,997
Total Corporate Bonds (Cost $2,035,501,723)				2,074,919,339
[g]**Senior Floating Rate Interests 4.9%**				
Automobiles & Components 0.0%[†]				
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	63,563		64,675
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	20,813		21,177
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	449,359		436,440
				522,292
Capital Goods 0.4%				
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	Luxembourg	2,899,828		2,901,336
Air Distribution Technologies (Tomkins Air Distr.), Second Lien Initial Loan, 9.25%, 5/09/20	United States	33,600		34,692

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	1,343,976	1,357,745
[k]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	15,682	15,682
RBS Global Inc. (Rexnord), Term B Loan, 3.75%, 4/01/18	United States	1,210,734	1,217,998
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	156,142	152,629
[i]Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	4,321,691	4,372,470
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	3,397,025	3,425,689
[i]TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	5,431,209	5,472,307
[i]Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	1,990,928	2,008,705
			20,959,253
Commercial & Professional Services 0.4%			
Altegrity Inc., Tranche D Term Loan, 7.75%, 2/21/15	United States	361,011	361,312
ARAMARK Corp.,			
Extended Synthetic L/C, 3.545%, 7/26/16	United States	198,027	199,304
Synthetic L/C-3, 3.545%, 7/26/16	United States	89,844	90,562
Term Loan B Extended, 3.776%, 7/26/16	United States	3,010,967	3,030,388
U.S. Term C Loan, 3.776%, 7/26/16	United States	1,115,060	1,123,974
U.S. Term D Loan, 4.00%, 8/22/19	United States	1,590,000	1,608,136
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	286,999	287,716
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	6,416,019	6,441,041
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	6,594,759	6,668,950
			19,811,383
Consumer Services 0.4%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	1,645,718	1,652,689
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	3,051,343	3,084,230
Caesars Entertainment Operating Co. Inc.,			
Term Loan B-4, 9.50%, 10/31/16	United States	284,448	284,013
Term Loan B-6, 5.44%, 1/28/18	United States	2,195,568	1,952,488
Centaur Acquisition LLC, Second Lien Term Loan, 8.75%, 2/20/20	United States	70,000	70,758
DineEquity Inc., Term B-2 Loan, 3.75%, 10/19/17	United States	1,608,685	1,624,101
[c,j]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 3/01/15	United States	3,863,778	3,641,611
[i]Weight Watchers International Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	United States	6,738,960	6,784,590
			19,094,480
Diversified Financials 0.2%			
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	743,698	744,761
[i]Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 5.50%, 7/22/20	United States	1,678,147	1,700,172
[i]Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	6,572,967	6,655,129
			9,100,062
Energy 0.2%			
[i]Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	7,626,556	7,587,630
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	2,392,036	2,408,781
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	150,000	144,750
			10,141,161
Food & Staples Retailing 0.0%[†]			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	1,265,232	1,281,575
Second Lien Term Loan, 9.50%, 10/10/17	United States	226,800	231,808
			1,513,383
Food, Beverage & Tobacco 0.3%			
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	180,000	182,137
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%, 7/03/21	United States	60,000	60,450
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	8,365,809	8,390,212
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	5,109,807	5,164,809
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20	United States	1,371,645	1,374,217
			15,171,825
Health Care Equipment & Services 0.6%			
Ardent Medical Services Inc., Second Lien Term Loan, 11.00%, 1/02/19	United States	140,900	143,190
Bausch & Lomb Inc., Parent Term Loans, 4.00%, 5/18/19	United States	6,547,052	6,555,236
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	550,000	545,417
Community Health Systems Inc., New Extended Term Loan, 3.773% - 3.776%, 1/25/17	United States	9,119,139	9,193,204
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	3,592,000	3,622,870

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	3,841,098	3,867,847
HCA Inc.,			
Tranche B-4 Term Loan, 2.936%, 5/01/18	United States	200,000	200,938
Tranche B-5 Term Loan, 3.026%, 3/31/17	United States	5,930,000	5,955,944
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	1,705,343	1,715,730
			31,800,376
Insurance 0.0%[†]			
Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	37,971	24,681
Materials 0.8%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	2,226,051	2,245,529
Arysta Lifescience SPC LLC,			
Initial Term Loan, 4.50%, 5/29/20	United States	4,079,225	4,110,668
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	856,298	865,653
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	3,115,861	3,150,428
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	3,319,919	3,322,685
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	120,000	121,170
FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17	United States	3,023,751	3,051,524
[i]Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	3,994,249	3,993,534
MacDermid Holdings LLC,			
First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	797,146	803,124
Second Lien Tranche B Term Loan, 7.75%, 12/07/20	United States	316,418	321,164
[i]Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.50%, 7/19/19	United States	2,619,532	2,645,727
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	322,548	324,225
Pact Group (USA) LLC, Term Loans, 3.75%, 5/29/20	United States	1,300,000	1,300,812
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	6,759,377	6,848,520
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%, 9/30/18	United States	762,071	771,597
[i]Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	5,181,336	5,252,175
Walter Energy Inc., B Term Loan, 6.75%, 4/01/18	United States	3,821,627	3,707,774
			42,836,309
Media 0.4%			
Clear Channel Communications Inc., Tranche B Term Loan, 3.836%, 1/29/16	United States	359,400	337,737
CSC Holdings LLC (Cablevision), Term B Loan, 2.686%, 4/17/20	United States	5,469,730	5,432,694
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	1,374,893	1,392,079
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	146,822	151,411
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	2,782,771	2,781,610
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/29/21	Netherlands	871,000	877,805
Term Loan AH, 3.25%, 6/30/21	Netherlands	7,344,559	7,347,621
[i]Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	3,807,983	3,809,834
[i]WMG Acquisition Corp., Tranche B Term Loan, 5.00%, 7/01/20	United States	1,041,700	1,046,257
			23,177,048
Pharmaceuticals, Biotechnology & Life Sciences 0.3%			
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	1,721,350	1,729,496
Valeant Pharmaceuticals International Inc.,			
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19	Canada	3,059,824	3,094,553
Series D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	1,187,789	1,201,294
[i]Series E Tranche B Term Loan, 6.00%, 8/05/20	Canada	2,361,579	2,396,117
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	167,711	168,152
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	1,193,060	1,196,192
Term B-1 Loan, 4.25%, 3/15/18	United States	2,740,623	2,747,817
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	2,159,659	2,165,328
			14,698,949
Retailing 0.4%			
BJ's Wholesale Club Inc.,			
2013 Replacement Loans, 4.25%, 9/26/19	United States	8,214,878	8,265,687
Second Lien Term Loan, 9.75%, 3/26/20	United States	672,512	687,644
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	4,114,258	4,160,543
Harbor Freight Tools USA Inc., Loans, 6.00%, 7/26/19	United States	140,000	141,342
[i]Michael's Stores Inc., Term B Loan, 5.00%, 1/28/20	United States	747,934	751,941

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[i]Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	5,029,679		5,057,523
				19,064,680
Software & Services 0.1%				
Blue Coat Systems Inc., Second Lien Loans, 9.50%, 6/28/20	United States	160,000		161,200
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	6,715,887		6,783,046
[i]Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	467,548		477,132
Websense Inc., Second Lien Term Loan, 8.25%, 12/24/20	United States	50,000		49,857
				7,471,235
Technology Hardware & Equipment 0.1%				
[i]Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	3,601,006		3,626,512
Telecommunication Services 0.2%				
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	Luxembourg	12,048,338		12,157,532
Transportation 0.1%				
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	3,201,975		3,207,979
Evergreen International Aviation Inc., First Lien Term Loan, 5.00%, 6/30/15	United States	22,063		21,622
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	696,300		694,559
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	2,740,529		2,758,942
				6,683,102
Total Senior Floating Rate Interests (Cost $255,333,580)				257,854,263
Foreign Government and Agency Securities 8.3%				
The Export-Import Bank of Korea, senior note,				
1.25%, 11/20/15	South Korea	5,000,000		4,988,100
4.00%, 1/29/21	South Korea	6,500,000		6,596,882
[f]Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000		330,002
Government of Hungary,				
7.75%, 8/24/15	Hungary	28,900,000	HUF	136,682
5.50%, 12/22/16	Hungary	143,920,000	HUF	650,292
A, 8.00%, 2/12/15	Hungary	91,860,000	HUF	429,896
[f]Reg S, 6.75%, 7/28/14	Hungary	1,400,000	EUR	1,953,066
[f]Reg S, 6.00%, 1/11/19	Hungary	1,820,000	EUR	2,548,064
senior note, 3.50%, 7/18/16	Hungary	115,000	EUR	153,428
senior note, 4.375%, 7/04/17	Hungary	215,000	EUR	287,251
senior note, 3.875%, 2/24/20	Hungary	285,000	EUR	358,607
[f]senior note, Reg S, 5.75%, 6/11/18	Hungary	695,000	EUR	960,313
[e]Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	2,640,000		2,767,868
Government of Indonesia, FR20, 14.275%, 12/15/13	Indonesia	21,789,000,000	IDR	2,184,709
Government of Ireland,				
5.90%, 10/18/19	Ireland	1,522,000	EUR	2,302,739
4.50%, 4/18/20	Ireland	3,243,000	EUR	4,558,972
5.00%, 10/18/20	Ireland	2,107,000	EUR	3,044,187
senior bond, 4.50%, 10/18/18	Ireland	269,000	EUR	385,802
senior bond, 4.40%, 6/18/19	Ireland	739,000	EUR	1,043,390
senior bond, 5.40%, 3/13/25	Ireland	10,374,640	EUR	15,208,118
[e]Government of Lithuania, 144A,				
6.75%, 1/15/15	Lithuania	3,720,000		3,974,448
7.375%, 2/11/20	Lithuania	4,670,000		5,676,408
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	65,965,000	MYR	20,381,793
3.741%, 2/27/15	Malaysia	12,965,000	MYR	4,023,882
[i]3.835%, 8/12/15	Malaysia	15,160,000	MYR	4,717,742
4.72%, 9/30/15	Malaysia	1,720,000	MYR	545,007
[i]3.197%, 10/15/15	Malaysia	10,550,000	MYR	3,239,580
senior bond, 8.00%, 10/30/13	Malaysia	130,000	MYR	40,536
senior bond, 5.094%, 4/30/14	Malaysia	20,265,000	MYR	6,336,987
Government of Mexico,				
8.00%, 12/19/13	Mexico	1,132,300[m]	MXN	9,015,243
7.00%, 6/19/14	Mexico	970,800[m]	MXN	7,809,971
9.50%, 12/18/14	Mexico	1,828,490[m]	MXN	15,376,079
6.00%, 6/18/15	Mexico	43,520[m]	MXN	352,567
8.00%, 12/17/15	Mexico	2,335,540[m]	MXN	19,879,568
6.25%, 6/16/16	Mexico	327,550[m]	MXN	2,699,449
Government of Peru, senior bond, 7.84%, 8/12/20	Peru	4,279,000	PEN	1,786,176

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Government of Poland,				
5.00%, 10/24/13	Poland	55,690,000	PLN	17,529,971
5.75%, 4/25/14	Poland	126,920,000	PLN	40,637,050
5.50%, 4/25/15	Poland	13,215,000	PLN	4,325,492
6.25%, 10/24/15	Poland	9,384,000	PLN	3,149,105
[g]FRN, 2.71%, 1/25/17	Poland	859,000	PLN	268,000
[g]FRN, 2.71%, 1/25/21	Poland	871,000	PLN	266,972
senior note, 6.375%, 7/15/19	Poland	4,500,000		5,270,513
Strip, 1/25/14	Poland	12,255,000	PLN	3,790,839
Strip, 7/25/14	Poland	240,000	PLN	73,319
Strip, 7/25/15	Poland	12,682,000	PLN	3,760,408
Strip, 1/25/16	Poland	60,870,000	PLN	17,754,925
Government of Russia, senior bond,				
[e]144A, 7.50%, 3/31/30	Russia	4,207,015		4,938,510
[f]Reg S, 7.50%, 3/31/30	Russia	6,943,400		8,150,684
Government of Singapore, senior bond, 0.25%, 2/01/14	Singapore	2,100,000	SGD	1,652,950
Government of Sri Lanka,				
A, 7.50%, 8/01/13	Sri Lanka	58,690,000	LKR	445,454
A, 7.00%, 3/01/14	Sri Lanka	8,480,000	LKR	63,184
A, 11.25%, 7/15/14	Sri Lanka	212,700,000	LKR	1,624,705
A, 11.75%, 3/15/15	Sri Lanka	1,400,000	LKR	10,779
A, 6.50%, 7/15/15	Sri Lanka	35,020,000	LKR	246,425
A, 11.00%, 8/01/15	Sri Lanka	241,800,000	LKR	1,842,259
A, 6.40%, 8/01/16	Sri Lanka	23,800,000	LKR	160,011
A, 8.00%, 11/15/18	Sri Lanka	17,940,000	LKR	118,712
A, 9.00%, 5/01/21	Sri Lanka	89,150,000	LKR	589,743
B, 11.75%, 4/01/14	Sri Lanka	8,440,000	LKR	64,616
B, 6.60%, 6/01/14	Sri Lanka	8,600,000	LKR	63,325
B, 6.40%, 10/01/16	Sri Lanka	18,900,000	LKR	125,974
B, 8.50%, 7/15/18	Sri Lanka	18,990,000	LKR	129,192
C, 8.50%, 4/01/18	Sri Lanka	50,980,000	LKR	349,932
D, 8.50%, 6/01/18	Sri Lanka	65,480,000	LKR	448,527
Government of the Philippines, senior note,				
6.25%, 1/27/14	Philippines	35,260,000	PHP	828,586
1.625%, 4/25/16	Philippines	6,200,000	PHP	141,388
[e]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000		2,190,769
[n]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	Uruguay	180,906,493	UYU	9,428,823
Government of Venezuela, 10.75%, 9/19/13	Venezuela	715,000		718,915
[e]Government of Vietnam, 144A,				
6.875%, 1/15/16	Vietnam	150,000		162,221
6.75%, 1/29/20	Vietnam	5,120,000		5,648,000
Korea Monetary Stabilization Bond,				
senior bond, 3.90%, 8/02/13	South Korea	14,007,000,000	KRW	12,465,147
senior bond, 3.59%, 10/02/13	South Korea	2,899,870,000	KRW	2,584,963
senior bond, 3.48%, 12/02/13	South Korea	4,971,190,000	KRW	4,436,917
senior bond, 3.47%, 2/02/14	South Korea	6,835,350,000	KRW	6,109,026
senior bond, 3.59%, 4/02/14	South Korea	10,045,910,000	KRW	8,996,023
senior bond, 2.47%, 4/02/15	South Korea	4,101,900,000	KRW	3,631,928
senior note, 3.28%, 6/02/14	South Korea	11,910,090,000	KRW	10,653,963
senior note, 2.82%, 8/02/14	South Korea	681,200,000	KRW	607,018
senior note, 2.78%, 10/02/14	South Korea	2,715,600,000	KRW	2,418,850
senior note, 2.84%, 12/02/14	South Korea	2,278,170,000	KRW	2,030,545
senior note, 2.74%, 2/02/15	South Korea	3,530,680,000	KRW	3,141,087
senior note, 2.76%, 6/02/15	South Korea	24,098,900,000	KRW	21,429,942
Korea Treasury Bond,				
senior bond, 3.00%, 12/10/13	South Korea	41,361,000,000	KRW	36,858,632
senior bond, 3.50%, 6/10/14	South Korea	1,761,420,000	KRW	1,578,416
senior note, 3.25%, 12/10/14	South Korea	3,998,620,000	KRW	3,582,323
senior note, 3.25%, 6/10/15	South Korea	3,634,290,000	KRW	3,258,494
senior note, 2.75%, 12/10/15	South Korea	2,942,150,000	KRW	2,609,273
[o]Nota Do Tesouro Nacional, Index Linked, 6.00%,				
5/15/15	Brazil	840[p]	BRL	877,150
8/15/16	Brazil	5,235[p]	BRL	5,497,619
8/15/18	Brazil	13,695[p]	BRL	14,545,430

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[e]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	Peru	726,197	658,959
Total Foreign Government and Agency Securities (Cost $439,819,995)			441,685,787
U.S. Government and Agency Securities 29.0%			
U.S. Treasury Bond,			
4.50%, 5/15/17	United States	83,000,000	93,984,552
4.75%, 2/15/37	United States	25,700,000	31,018,692
5.00%, 5/15/37	United States	31,000,000	38,711,250
4.50%, 5/15/38	United States	14,000,000	16,325,316
3.50%, 2/15/39	United States	6,000,000	5,951,718
4.25%, 5/15/39	United States	4,000,000	4,492,500
4.625%, 2/15/40	United States	58,300,000	69,367,905
4.375%, 5/15/40	United States	3,000,000	3,435,000
3.875%, 8/15/40	United States	10,000,000	10,550,000
4.75%, 2/15/41	United States	38,000,000	46,098,750
2.75%, 8/15/42	United States	15,000,000	12,605,865
U.S. Treasury Note,			
2.75%, 10/31/13	United States	69,800,000	70,264,868
4.25%, 11/15/13	United States	31,000,000	31,375,999
2.00%, 11/30/13	United States	56,500,000	56,865,273
4.00%, 2/15/14	United States	36,000,000	36,756,576
1.75%, 3/31/14	United States	67,000,000	67,731,506
1.875%, 4/30/14	United States	54,000,000	54,709,830
2.625%, 6/30/14	United States	3,680,000	3,763,448
2.25%, 1/31/15	United States	36,000,000	37,094,760
4.00%, 2/15/15	United States	6,900,000	7,299,717
2.50%, 4/30/15	United States	79,500,000	82,585,315
4.125%, 5/15/15	United States	12,000,000	12,820,548
2.125%, 5/31/15	United States	28,000,000	28,936,796
1.75%, 7/31/15	United States	6,000,000	6,170,628
4.25%, 8/15/15	United States	66,500,000	71,788,812
2.25%, 3/31/16	United States	10,000,000	10,466,800
4.875%, 8/15/16	United States	67,600,000	76,219,000
4.625%, 11/15/16	United States	21,700,000	24,436,240
4.625%, 2/15/17	United States	92,000,000	104,146,852
3.25%, 3/31/17	United States	50,000,000	54,253,900
3.125%, 4/30/17	United States	41,500,000	44,865,401
4.75%, 8/15/17	United States	42,000,000	48,188,448
4.25%, 11/15/17	United States	70,000,000	79,184,770
3.50%, 2/15/18	United States	61,000,000	67,154,778
3.75%, 11/15/18	United States	59,400,000	66,330,792
[n]Index Linked, 2.00%, 1/15/16	United States	8,156,469	8,798,791
[n]Index Linked, 0.125%, 4/15/16	United States	52,763,978	54,454,060
Total U.S. Government and Agency Securities (Cost $1,549,391,662)			1,539,205,456
Asset-Backed Securities and Commercial Mortgage-Backed Securities 9.4%			
Banks 5.1%			
Banc of America Commercial Mortgage Inc., 2006-4,			
AJ, 5.695%, 7/10/46	United States	20,562,000	20,727,534
AM, 5.675%, 7/10/46	United States	7,350,000	8,193,721
[c,g]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.491%, 11/15/15	United States	9,081,329	9,146,959
Bear Stearns Commercial Mortgage Securities Inc.,			
[g]2006-PW11, AJ, FRN, 5.435%, 3/11/39	United States	19,594,000	20,350,279
[g]2006-PW12, AJ, FRN, 5.754%, 9/11/38	United States	3,286,000	3,367,039
2006-PW13, AJ, 5.611%, 9/11/41	United States	18,023,000	17,973,212
[c,g]2006-T24, B, 144A, FRN, 5.657%, 10/12/41	United States	4,530,000	3,038,922
[g]2007-PW16, AM, FRN, 5.713%, 6/11/40	United States	11,110,000	12,575,759
Citigroup Commercial Mortgage Trust,			
2006-C5, AJ, 5.482%, 10/15/49	United States	15,876,000	15,626,152
[g]2007-C6, AM, FRN, 5.696%, 6/10/17	United States	10,330,000	11,467,395
[g]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	14,197,500	13,324,865
[g]Countrywide Asset-Backed Certificates,			
2004-1, M1, FRN, 0.94%, 3/25/34	United States	3,395,000	3,154,537

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

2005-14, 3A2, FRN, 0.43%, 4/25/36	United States	1,627,037	1,619,047
[e,g] Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, FRN, 5.35%, 3/26/36	United States	12,447,216	13,058,798
FHLMC, 2643, OG, 5.00%, 7/15/32	United States	3,182,750	3,291,099
FNMA,			
[g] 2005-122, FN, FRN, 0.54%, 1/25/36	United States	1,830,614	1,824,114
G93-33, K, 7.00%, 9/25/23	United States	465,038	527,910
[g] Greenwich Capital Commercial Funding Corp.,			
2005-GG5, B, FRN, 5.299%, 4/10/37	United States	7,875,000	3,822,020
2006-GG7, AJ, FRN, 5.86%, 7/10/38	United States	18,910,000	19,369,159
[g] GS Mortgage Securities Corp. II, 1997-GL, X2, IO, FRN, 0.29%, 7/13/30	United States	30,755	72
JPMorgan Chase Commercial Mortgage Securities Corp.,			
[g] 2006-CB14, AM, FRN, 5.448%, 12/12/44	United States	8,000,000	8,688,360
[g] 2006-CB14, B, FRN, 5.538%, 12/12/44	United States	8,000,000	2,921,125
2006-CB17, AM, 5.464%, 12/12/43	United States	13,890,000	13,978,625
[g] 2006-LDP7, AJ, FRN, 5.863%, 4/15/45	United States	18,983,000	19,395,288
[e,g] 2007-FL1A, A1, 144A, FRN, 0.566%, 7/15/19	United States	1,294,037	1,260,371
[g] LB-UBS Commercial Mortgage Trust, 2006-C4, AJ, FRN, 5.884%, 6/15/38	United States	11,540,000	11,937,530
[g] Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, FRN, 0.93%, 3/25/28	United States	3,352,202	3,349,959
[g] Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	8,000,000	8,408,844
[g] Morgan Stanley ABS Capital I Inc. Trust,			
2003-HE1, M1, FRN, 1.39%, 5/25/33	United States	5,093,367	4,503,581
2005-WMC, M2, FRN, 0.925%, 1/25/35	United States	4,169,896	3,957,547
[g] Wachovia Bank Commercial Mortgage Trust, FRN, 5.731%, 5/15/16	United States	6,683,000	6,058,908
Wells Fargo Mortgage Backed Securities Trust,			
[g] 2004-W, A9, FRN, 2.762%, 11/25/34	United States	3,453,831	3,560,658
2007-3, 3A1, 5.50%, 4/25/37	United States	1,335,334	1,379,615
[b] Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	20,842	20,842
			271,879,846
Diversified Financials 4.1%			
[g] Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.895%, 10/25/35	United States	3,842,692	3,836,631
[g] Ameriquest Mortgage Securities Inc., 2004-R4, M1, FRN, 1.015%, 6/25/34	United States	11,443,065	11,096,123
[g] Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 1.465%, 1/25/32	United States	104,476	66,066
[e] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	8,740,000	8,696,300
[e,g] ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.273%, 11/25/20	United States	1,090,000	1,090,000
[g] Argent Securities Inc., 2005-W2, A2C, FRN, 0.55%, 10/25/35	United States	6,225,000	5,454,186
[e,g] Atrium CDO Corp., 10A, C, 144A, FRN, 2.876%, 7/16/25	United States	4,650,000	4,488,105
[g] Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.816%, 8/28/44	United States	6,958,084	6,841,776
[g] Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.07%, 11/25/34	United States	2,080,554	1,891,535
[e,g] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.615%, 3/11/21	United States	1,006,000	935,409
[g] Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.69%, 2/25/35	United States	929,007	804,149
[e,g] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.664%, 7/26/21	United States	1,420,000	1,360,076
[e,g] Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.268%, 10/15/21	United States	690,000	669,395
[e] Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	1,080,670	1,115,802
[e,g] Crest Ltd., 2004-1A, A, 144A, FRN, 0.594%, 1/28/20	United States	4,770,380	4,531,861
[e,g] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.502%, 10/20/43	United States	17,613,606	16,564,363
[e,g] DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN, 0.842%, 5/15/30	United States	3,472	—
[e,j] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	2,920,000	2,905,400
[e] G-Force LLC, 2005-RRA,			
A2, 144A, 4.83%, 8/22/36	United States	1,875,402	1,890,884
C, 144A, 5.20%, 8/22/36	United States	9,275,000	8,623,988
[e,g] Gale Force CLO Ltd., 2005-1A, B1, 144A, FRN, 0.775%, 11/15/17	United States	7,000,000	6,990,830
[e,g] Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.674%, 11/01/17	United States	4,700,000	4,518,970
GMAC Commercial Mortgage Securities Inc.,			
[g] 2004-C3, D, FRN, 5.044%, 12/10/41	United States	2,300,000	1,052,358
2005-C1, B, 4.936%, 5/10/43	United States	10,285,000	4,576,825
Green Tree Financial Corp.,			
1996-9, M1, 7.63%, 8/15/27	United States	4,552,000	5,242,743
1999-3, A7, 6.74%, 2/01/31	United States	3,957,615	4,010,904
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	United States	18,232,845	18,435,367
[g] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.165%, 12/25/34	United States	3,775,334	3,281,362
[g] JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CIBC16, B, FRN, 5.672%, 5/12/45	United States	11,240,000	7,600,061
[g] JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.34%, 5/25/36	United States	2,513,721	2,435,650

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

[c,g]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.765%, 4/23/22	United States	5,416,684		5,265,605
[c]Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,777,763		1,675,541
[c,g]LNR CDO 2003-1 Ltd., 2003-1A, B, 144A, FRN, 1.491%, 7/23/36	United States	1,254,407		1,247,639
[g]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.66%, 8/25/35	United States	2,700,303		2,613,967
Morgan Stanley Capital I Trust,				
[c]2005-RR6, AJ, 144A, 5.233%, 5/24/43	United States	4,880,000		4,762,563
[g]2006-HQ8, AJ, FRN, 5.68%, 3/12/44	United States	12,550,000		12,793,715
[c,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.613%, 12/24/39	United States	6,122,161		5,860,836
[f,g]Pacifica CDO Ltd., 2005-5X, A2, Reg S, FRN, 0.714%, 1/26/20	United States	5,000,000		4,778,925
Residential Asset Securities Corp.,				
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,866		8,522
2004-KS1, AI4, 4.213%, 4/25/32	United States	244,133		243,560
[g]2005-AHL2, A2, FRN, 0.45%, 10/25/35	United States	288,917		287,705
[g]SLM Student Loan Trust,				
2005-4, A2, FRN, 0.346%, 4/26/21	United States	174,062		173,626
2005-9, A4, FRN, 0.366%, 1/25/23	United States	311,748		311,238
[g]Structured Asset Securities Corp.,				
2002-1A, 2A1, FRN, 1.839%, 2/25/32	United States	34,048		32,921
2006-WF1, A5, FRN, 0.49%, 2/25/36	United States	12,176,118		11,866,491
[f,g]Talisman 6 Finance, Reg S, FRN, 0.398%, 10/22/16	Ireland	17,371,713	EUR	21,201,453
[c,g]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.599%, 7/11/21	United States	1,300,000		1,260,441
[c,g]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.499%, 8/01/22	United States	3,492,539		3,399,096
				218,790,963
Real Estate 0.2%				
[c,g]Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, FRN, 3.00%, 5/25/42	United States	9,149,861		8,935,950
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $469,541,556)				499,606,759
Mortgage-Backed Securities 24.0%				
[g]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%				
FHLMC, 2.22%, 11/01/27	United States	2,905,354		3,058,738
FHLMC, 2.263%, 6/01/36	United States	258,707		273,121
FHLMC, 2.362%, 7/01/34	United States	330,029		348,457
FHLMC, 2.461%, 4/01/32	United States	628,315		668,835
FHLMC, 2.509%, 4/01/30	United States	285,039		304,869
FHLMC, 2.683%, 9/01/32	United States	154,635		163,859
FHLMC, 2.788%, 10/01/36	United States	27,207		29,019
FHLMC, 2.797%, 12/01/34	United States	179,539		191,132
FHLMC, 3.275%, 3/01/25	United States	108,975		114,302
				5,152,332
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.2%				
FHLMC 30 Year, 6.00%, 6/01/37	United States	203,285		221,553
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	209,476		238,229
FHLMC 30 Year, 7.00%, 7/01/31	United States	7,713		8,334
FHLMC 30 Year, 8.00%, 2/01/30	United States	61,078		69,728
FHLMC 30 Year, 8.50%, 10/01/24	United States	11,918		14,300
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	139,675		147,773
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	440,814		477,654
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	1,158,386		1,268,574
[i]FHLMC Gold 30 Year, 3.00%, 8/01/42	United States	100,000,000		96,625,000
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	4,912,951		5,179,502
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	47,058,240		50,394,665
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	5,810,690		6,274,557
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	5,189,655		5,664,642
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	3,753,655		4,229,376
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	210,847		241,292
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	38,474		46,021
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	6,585		8,052
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	24,661		26,805
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	48,928		57,171
				171,193,228
[g]Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%				
FNMA, 1.75%, 6/01/15	United States	29,569		29,739
FNMA, 1.843%, 10/01/32	United States	570,195		595,008
FNMA, 2.204%, 11/01/31	United States	157,080		165,623

FNMA, 2.217%, 9/01/34	United States	3,562,351	3,747,638
FNMA, 2.30%, 12/01/34	United States	284,584	294,191
FNMA, 2.333%, 4/01/35	United States	1,514,515	1,603,617
FNMA, 2.334%, 12/01/34	United States	330,715	350,200
FNMA, 2.371%, 12/01/22	United States	19,652	20,793
FNMA, 2.394%, 5/01/25	United States	64,511	68,744
FNMA, 2.419%, 10/01/36	United States	108,070	114,037
FNMA, 2.50%, 1/01/17	United States	16,458	16,623
FNMA, 2.586%, 12/01/27	United States	213,804	225,637
FNMA, 2.60%, 6/01/32	United States	43,507	43,442
FNMA, 2.607%, 2/01/34	United States	793,987	840,075
FNMA, 2.641%, 3/01/33	United States	239,365	253,531
FNMA, 2.642%, 6/01/33	United States	225,176	238,512
FNMA, 3.25%, 12/01/24	United States	20,426	21,397
FNMA, 4.105%, 8/01/33	United States	3,292,347	3,533,023
FNMA, 4.865%, 6/01/17	United States	33,338	33,595
FNMA, 5.773%, 3/01/37	United States	191,436	205,432
			12,400,857
Federal National Mortgage Association (FNMA) Fixed Rate 19.2%			
[l]FNMA 15 Year, 2.50%, 8/01/28	United States	64,000,000	63,970,003
[l]FNMA 15 Year, 3.50%, 8/01/28	United States	130,000,000	136,352,736
[l]FNMA 15 Year, 4.00%, 8/01/27	United States	128,000,000	135,579,994
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	331,671	353,714
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	297,647	317,923
FNMA 15 Year, 5.50%, 1/01/14 - 12/01/23	United States	831,885	901,026
FNMA 15 Year, 6.00%, 5/01/17 - 9/01/22	United States	299,815	326,724
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	6,852	7,170
[l]FNMA 30 Year, 3.00%, 7/01/42	United States	250,000,000	242,382,825
[l]FNMA 30 Year, 3.50%, 8/01/42	United States	196,000,000	197,653,750
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	6,046,498	6,516,699
[l]FNMA 30 Year, 5.00%, 8/01/39	United States	103,668,000	111,718,494
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	19,247,115	21,408,827
[l]FNMA 30 Year, 5.50%, 8/01/39	United States	59,000,000	64,263,921
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	31,834,335	34,866,637
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	739,886	816,348
FNMA 30 Year, 7.00%, 11/01/25	United States	4,963	5,099
FNMA 30 Year, 7.50%, 1/01/30	United States	26,064	31,014
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	155,251	188,755
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	261,208	306,565
			1,017,968,224
[g]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%†**			
GNMA,1.625%, 1/20/23 - 10/20/26	United States	81,033	84,319
Government National Mortgage Association (GNMA) Fixed Rate 1.2%			
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	648,605	714,169
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	121,948	137,794
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	74,361	86,358
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	216,711	230,999
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	63,042	64,203
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,466	2,635
[l]GNMA II SF 30 Year, 3.50%, 8/01/42	United States	60,000,000	61,068,750
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	12,189	13,516
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	1,453,467	1,638,732
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	100,750	119,673
GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27	United States	130,532	135,751
			64,212,580
Total Mortgage-Backed Securities (Cost $1,256,924,857)			1,271,011,540
Municipal Bonds 1.5%			
Alabama Federal Aid Highway Finance Authority Federal Highway Revenue, Grant Anticipation Bond, 5.00%, 9/01/25	United States	14,000,000	15,382,640
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,685,128
[g]California State Judgment Trust COP, FRN, 1.625%, 6/01/15	United States	1,000,000	961,610

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

California State Public Works Board Lease Revenue, Various Capital Projects, Series E, 4.029%, 12/01/16	United States	8,850,000		9,255,507
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000		909,104
Coachella Valley USD, Riverside and Imperial Counties, GO, Election of 2005, Series D, AGMC Insured, 5.00%, 8/01/37	United States	6,395,000		6,413,354
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000		755,625
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%, 7/01/20	United States	16,800,000		15,673,728
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000		10,136,652
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	United States	8,030,000		8,143,946
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.50%, 8/01/44	United States	8,500,000		8,668,385
Total Municipal Bonds (Cost $78,876,767)				78,985,679
	Counterparty	Notional Amount*		
Options Purchased 0.0%†				
Calls - Over-the-Counter				
Credit Default Swaptions 0.0%†				
Buy protection on CDX.NA.HY.20, Premium Rate 5.00%, Strike Price $100, Expires 9/18/13	CITI	98,000,000		223,538
Puts - Over-the-Counter				
Currency Options 0.0%†				
EUR/USD, November Strike Price $1.28, Expires 11/14/13	BZWS	110,000,000	EUR	927,389
Total Options Purchased (Cost $4,192,942)				1,150,927
Total Investments before Short Term Investments (Cost $6,113,686,464)				6,187,529,280
	Country	Principal Amount*		
Short Term Investments 3.0%				
Corporate Bonds (Cost $20,003,582) 0.4%				
Telecommunication Services 0.4%				
Windstream Corp., senior note, 8.125%, 8/01/13	United States	20,000,000		20,006,240
[g] **Senior Floating Rate Interests 0.0%†**				
Patriot Coal Corp.,				
DIP Term Loan, 9.25%, 10/03/13	United States	218,556		218,556
Reimbursement Obligation, 4.50% - 8.273%, 12/31/13	United States	325		281
Total Senior Floating Rate Interests (Cost $217,750)				218,837
Foreign Government and Agency Securities 1.8%				
[i,q] Bank of Negara Monetary Notes, 8/06/13 - 7/24/14	Malaysia	175,518,000	MYR	53,206,140
Government of Hungary,				
5.50%, 2/12/14	Hungary	11,000,000	HUF	49,236
E, 7.50%, 10/24/13	Hungary	331,800,000	HUF	1,485,261
[q] Hungary Treasury Bills, 9/18/13 - 6/25/14	Hungary	2,297,310,000	HUF	9,983,654
Korea Monetary Stabilization Bond,				
[q] 8/13/13	South Korea	5,485,200,000	KRW	4,877,253
senior bond, 2.55%, 5/09/14	South Korea	4,899,700,000	KRW	4,356,893
[i,q] Malaysia Treasury Bill, 5/30/14	Malaysia	1,600,000	MYR	481,439
[q] Mexico Treasury Bills, 9/19/13 - 4/30/14	Mexico	13,484,270	MXN	10,351,993
[q] Philippine Treasury Bills, 9/04/13 - 7/02/14	Philippines	190,000,000	PHP	4,358,403
[q] Singapore Treasury Bills, 9/05/13 - 5/02/14	Singapore	11,228,000	SGD	8,825,162
[q] Sri Lanka Treasury Bills, 8/02/13 - 10/11/13	Sri Lanka	4,010,000	LKR	30,244
Total Foreign Government and Agency Securities (Cost $100,526,412)				98,005,678
Total Investments before Money Market Funds (Cost $6,234,434,208)				6,305,760,035
		Shares		
Money Market Funds (Cost $41,318,283) 0.8%				
[e,r] Institutional Fiduciary Trust Money Market Portfolio	United States	41,318,283		41,318,283

Total Investments (Cost $6,275,752,491) 119.7%	6,347,078,318
Other Assets, less Liabilities (19.7)%	(1,044,130,799)
Net Assets 100.0%	$ 5,302,947,519

[†] Rounds to less than 0.1% of net assets.
[*] The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2013, the aggregate value of these securities was $20,842, representing less than 0.01% of net assets.
[c] At July 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] See Note 7 regarding investment in FT Holdings Corporation I.
[e] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $643,349,668, representing 12.13% of net assets.
[f] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $57,433,049, representing 1.08% of net assets.
[g] The coupon rate shown represents the rate at period end.
[h] Perpetual security with no stated maturity date.
[i] Defaulted security or security for which income has been deemed uncollectible.
[j] Income may be received in additional securities and/or cash.
[k] See Note 6 regarding restricted securities.
[l] A portion or all of the security purchased on a when-issued, delayed delivery or to-be-announced (TBA) basis.
[m] Principal amount is stated in 100 Mexican Peso Units.
[n] Principal amount of security is adjusted for inflation.
[o] Redemption price at maturity is adjusted for inflation.
[p] Principal amount is stated in 1,000 Brazilian Real Units.
[q] The security is traded on a discount basis with no stated coupon rate.
[r] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At July 31, 2013, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts						
U.S. Treasury 2 Year Note	Long	92	$20,268,750	9/30/13	$ 12,708	$ -

At July 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Buy	8,373,330	$11,098,012	8/01/13	$ 40,229	$ -
Euro	BZWS	Sell	8,373,330	10,299,196	8/01/13	-	(839,045)
Euro	JPHQ	Sell	633,667	774,737	8/06/13	-	(68,184)
Indian Rupee	JPHQ	Buy	366,363,000	6,745,091	8/06/13	-	(735,150)
Indian Rupee	JPHQ	Sell	335,000,000	5,478,332	8/06/13	-	(17,120)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Euro	CITI	Sell	477,390	595,869	8/08/13	-	(39,173)
Indian Rupee	DBAB	Buy	4,001,000	65,963	8/08/13	-	(367)
Euro	CITI	Sell	138,480	173,060	8/09/13	-	(11,152)
Indian Rupee	DBAB	Buy	622,168,250	10,249,889	8/12/13	-	(61,099)
Indian Rupee	DBAB	Sell	182,000,000	2,969,005	8/12/13	-	(26,939)
Euro	DBAB	Buy	10,500,000	13,928,250	8/13/13	39,470	-
Euro	DBAB	Sell	14,200,000	17,617,230	8/13/13	-	(1,272,448)
Euro	DBAB	Sell	1,624,000	2,015,514	8/15/13	-	(144,842)
Euro	MSCO	Sell	1,183,364	1,507,931	8/15/13	-	(66,260)
Euro	DBAB	Sell	238,200	294,980	8/20/13	-	(21,895)
Euro	BZWS	Sell	1,056,192	1,322,564	8/23/13	-	(82,493)
Euro	BZWS	Sell	527,053	660,313	8/26/13	-	(40,835)
Indian Rupee	DBAB	Buy	16,221,000	271,021	8/26/13	-	(6,438)
Malaysian Ringgit	JPHQ	Buy	12,560,000	3,989,835	8/27/13	-	(127,264)
Euro	DBAB	Buy	5,483,171	7,307,422	8/28/13	-	(65,666)
Euro	DBAB	Sell	5,483,171	6,894,599	8/28/13	-	(399,812)
Euro	JPHQ	Sell	3,445,999	4,341,011	8/29/13	-	(243,311)
Indian Rupee	JPHQ	Buy	9,182,500	153,374	8/29/13	-	(3,725)
Indian Rupee	CITI	Buy	3,517,000	61,712	9/03/13	-	(4,469)
Euro	DBAB	Sell	902,975	1,140,909	9/04/13	-	(60,373)
Indian Rupee	HSBC	Buy	25,398,000	442,660	9/04/13	-	(29,385)
Philippine Peso	JPHQ	Buy	566,370,000	13,345,193	9/04/13	-	(310,035)
Euro	BZWS	Sell	406,980	515,216	9/10/13	-	(26,225)
Indian Rupee	DBAB	Buy	8,095,000	141,339	9/10/13	-	(9,817)
Indian Rupee	DBAB	Buy	4,383,000	76,061	9/11/13	-	(4,868)
Indian Rupee	HSBC	Buy	4,321,000	74,940	9/11/13	-	(4,753)
Euro	BZWS	Sell	399,424	512,733	9/12/13	-	(18,660)
Indian Rupee	HSBC	Buy	10,910,000	182,181	9/13/13	-	(5,058)
Euro	BZWS	Sell	1,139,504	1,475,259	9/16/13	-	(40,755)
Euro	UBSW	Sell	1,062,724	1,374,952	9/17/13	-	(38,917)
Indian Rupee	JPHQ	Buy	23,264,000	391,689	9/17/13	-	(14,382)
Indian Rupee	DBAB	Buy	10,971,000	187,088	9/18/13	-	(9,199)
Euro	BZWS	Sell	267,947	352,967	9/19/13	-	(3,518)
Singapore Dollar	DBAB	Buy	2,965,200	2,375,581	9/19/13	-	(42,260)
Singapore Dollar	JPHQ	Buy	2,117,000	1,730,706	9/19/13	-	(64,836)
Euro	DBAB	Sell	2,880,000	3,805,862	9/20/13	-	(25,789)
Indian Rupee	DBAB	Buy	9,993,000	168,285	9/20/13	-	(6,336)
Euro	BZWS	Sell	649,831	844,637	9/24/13	-	(19,932)
Indian Rupee	JPHQ	Buy	9,182,500	153,691	9/27/13	-	(5,140)
Euro	DBAB	Sell	9,457,000	12,198,111	9/30/13	-	(384,258)
British Pound	DBAB	Sell	236,500	370,596	10/01/13	11,064	-
Indian Rupee	CITI	Buy	3,483,000	57,858	10/03/13	-	(1,600)
Philippine Peso	DBAB	Buy	44,751,000	1,070,598	10/04/13	-	(40,666)
Philippine Peso	HSBC	Buy	35,897,000	860,550	10/04/13	-	(34,390)
Euro	DBAB	Sell	10,525,238	13,645,234	10/07/13	-	(358,834)
Indian Rupee	DBAB	Buy	21,978,000	359,526	10/07/13	-	(4,911)
Philippine Peso	HSBC	Buy	53,517,000	1,286,807	10/07/13	-	(55,193)
Indian Rupee	DBAB	Buy	4,093,000	67,877	10/08/13	-	(1,854)
Philippine Peso	HSBC	Buy	30,869,000	742,740	10/11/13	-	(32,387)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Philippine Peso	JPHQ	Buy	17,535,000	422,113	10/11/13	-	(18,601)
Euro	DBAB	Sell	496,119	644,161	10/15/13	-	(15,960)
Indian Rupee	DBAB	Buy	16,152,000	264,060	10/15/13	-	(4,001)
Philippine Peso	DBAB	Buy	10,465,000	251,448	10/16/13	-	(10,651)
Euro	HSBC	Sell	267,000	347,100	10/17/13	-	(8,165)
Indian Rupee	DBAB	Buy	34,636,000	567,050	10/17/13	-	(9,682)
Indian Rupee	JPHQ	Buy	22,836,000	377,314	10/18/13	-	(9,931)
Malaysian Ringgit	JPHQ	Buy	1,626,000	523,419	10/18/13	-	(24,834)
Australian Dollar	MSCO	Buy	4,821,540	4,920,671	10/21/13	-	(610,095)
Singapore Dollar	JPHQ	Buy	2,130,000	1,721,212	10/21/13	-	(45,071)
Euro	DBAB	Sell	6,799,883	8,929,607	10/22/13	-	(118,384)
Indian Rupee	DBAB	Buy	8,029,000	131,835	10/22/13	-	(2,802)
Indian Rupee	JPHQ	Buy	11,408,000	187,317	10/22/13	-	(3,981)
Chilean Peso	CITI	Buy	906,403,000	1,862,727	10/28/13	-	(121,414)
Japanese Yen	DBAB	Sell	117,763,200	1,474,750	10/29/13	271,552	-
Chilean Peso	MSCO	Buy	2,731,808,600	5,589,950	10/30/13	-	(343,120)
Chilean Peso	MSCO	Sell	2,080,000,000	4,003,079	10/30/13	8,141	-
Euro	DBAB	Sell	1,550,791	2,007,072	10/31/13	-	(56,508)
Euro	DBAB	Sell	168,369	219,719	11/04/13	-	(4,328)
Euro	DBAB	Sell	961,000	1,234,885	11/08/13	-	(43,931)
Singapore Dollar	MSCO	Buy	13,200,000	10,719,506	11/08/13	-	(331,872)
Euro	JPHQ	Sell	78,316	100,282	11/12/13	-	(3,937)
Japanese Yen	JPHQ	Sell	857,065,000	10,834,866	11/13/13	2,077,017	-
Euro	MSCO	Sell	1,183,360	1,509,760	11/15/13	-	(65,006)
Singapore Dollar	MSCO	Buy	14,102,839	11,329,401	11/18/13	-	(231,059)
Malaysian Ringgit	DBAB	Buy	1,339,880	430,000	11/19/13	-	(19,814)
Euro	DBAB	Sell	233,000	298,333	11/20/13	-	(11,741)
Euro	UBSW	Sell	888,264	1,137,067	11/20/13	-	(45,026)
Japanese Yen	UBSW	Sell	2,236,935,360	27,702,672	11/20/13	4,843,346	-
Malaysian Ringgit	HSBC	Buy	790,000	253,106	11/20/13	-	(11,270)
Euro	DBAB	Sell	1,854,997	2,412,330	11/29/13	-	(56,387)
Euro	MSCO	Sell	4,438,000	5,779,386	12/03/13	-	(127,028)
Singapore Dollar	DBAB	Buy	3,192,500	2,541,799	12/23/13	-	(29,257)
Euro	DBAB	Sell	159,550	211,499	1/03/14	-	(873)
Malaysian Ringgit	DBAB	Buy	2,028,100	655,643	1/08/14	-	(36,311)
Euro	UBSW	Sell	6,429,000	8,415,497	1/13/14	-	(142,360)
Malaysian Ringgit	JPHQ	Buy	372,000	121,232	1/16/14	-	(7,677)
Euro	CITI	Sell	2,584,200	3,458,874	1/28/14	18,710	-
Euro	DBAB	Sell	2,018,750	2,723,092	1/29/14	35,656	-
Euro	DBAB	Sell	6,077,815	8,196,237	1/30/14	105,176	-
Euro	DBAB	Sell	7,040,000	9,496,960	1/31/14	124,941	-
Japanese Yen	DBAB	Sell	1,337,253,120	14,698,320	2/04/14	1,023,657	-
Euro	DBAB	Buy	1,945,685	2,595,349	2/06/14	-	(23,810)
Euro	DBAB	Sell	15,172,250	19,658,848	2/06/14	-	(539,941)
Canadian Dollar	CITI	Buy	2,898,000	2,868,966	2/11/14	-	(61,956)
Chilean Peso	BZWS	Buy	1,862,800,000	3,776,967	2/11/14	-	(240,396)
Euro	DBAB	Sell	961,785	1,290,648	2/11/14	10,189	-
Canadian Dollar	DBAB	Buy	2,176,000	2,147,587	2/12/14	-	(39,960)
Canadian Dollar	DBAB	Sell	2,176,000	2,108,731	2/12/14	1,104	-

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Japanese Yen	HSBC	Sell	720,750,000	7,749,000	2/12/14	378,023	-
Japanese Yen	JPHQ	Sell	720,371,000	7,748,999	2/12/14	381,898	-
Japanese Yen	CITI	Sell	954,750,000	10,331,954	2/13/14	567,797	-
Japanese Yen	JPHQ	Sell	478,100,000	5,166,024	2/13/14	276,531	-
Canadian Dollar	DBAB	Buy	1,452,000	1,431,670	2/14/14	-	(25,363)
Canadian Dollar	DBAB	Sell	910,000	881,698	2/14/14	334	-
Japanese Yen	JPHQ	Sell	478,330,000	5,165,997	2/18/14	273,889	-
Canadian Dollar	DBAB	Buy	2,906,000	2,862,575	2/19/14	-	(48,368)
Japanese Yen	CITI	Sell	476,810,000	5,165,956	2/19/14	289,341	-
Japanese Yen	GSCO	Sell	478,870,000	5,165,999	2/19/14	268,315	-
Malaysian Ringgit	DBAB	Buy	21,721,000	6,884,846	2/19/14	-	(265,398)
Canadian Dollar	DBAB	Buy	2,921,000	2,863,276	2/20/14	-	(34,613)
Canadian Dollar	BZWS	Buy	2,932,000	2,862,677	2/21/14	-	(23,431)
Canadian Dollar	BZWS	Buy	1,471,000	1,431,825	2/24/14	-	(7,465)
Canadian Dollar	BZWS	Buy	2,365,000	2,290,344	2/25/14	-	(385)
Canadian Dollar	DBAB	Buy	1,477,000	1,431,673	2/25/14	-	(1,539)
Euro	DBAB	Sell	2,355,122	3,114,343	2/25/14	-	(21,366)
Japanese Yen	BZWS	Sell	239,120,000	2,583,015	2/25/14	137,236	-
Canadian Dollar	BZWS	Buy	2,073,000	2,004,690	2/26/14	2,484	-
Japanese Yen	BZWS	Sell	477,780,000	5,166,055	2/27/14	279,098	-
Japanese Yen	DBAB	Sell	159,911,000	1,747,003	2/27/14	111,358	-
Euro	DBAB	Sell	1,914,000	2,507,531	2/28/14	-	(40,893)
Euro	DBAB	Sell	4,185,977	5,507,699	3/03/14	-	(65,878)
Canadian Dollar	HSBC	Buy	1,483,000	1,431,301	3/06/14	4,326	-
Canadian Dollar	BZWS	Buy	1,848,000	1,779,473	3/07/14	9,451	-
Canadian Dollar	HSBC	Buy	1,620,000	1,557,153	3/07/14	11,059	-
Euro	DBAB	Sell	6,161,134	8,053,835	3/13/14	-	(150,107)
Euro	DBAB	Sell	2,994,700	3,886,252	3/18/14	-	(101,495)
Euro	JPHQ	Sell	898,400	1,177,129	3/19/14	-	(19,189)
Singapore Dollar	HSBC	Buy	3,390,000	2,717,326	3/19/14	-	(48,938)
Euro	JPHQ	Sell	1,497,000	1,946,085	3/20/14	-	(47,345)
Chilean Peso	JPHQ	Buy	824,603,750	1,667,551	3/21/14	-	(108,208)
Euro	JPHQ	Sell	1,497,000	1,937,170	3/21/14	-	(56,271)
Euro	JPHQ	Sell	1,497,000	1,944,416	3/24/14	-	(49,060)
Euro	JPHQ	Sell	1,198,000	1,550,937	3/25/14	-	(44,385)
Euro	DBAB	Sell	2,323,420	3,000,000	3/27/14	-	(94,028)
Australian Dollar	DBAB	Buy	28,961,599	29,564,000	3/31/14	-	(3,925,257)
Australian Dollar	DBAB	Sell	9,230,000	8,356,533	3/31/14	185,520	-
Euro	DBAB	Sell	19,392,614	25,005,224	3/31/14	-	(819,922)
Euro	DBAB	Buy	3,100,000	4,048,240	4/03/14	80,101	-
Euro	DBAB	Sell	6,935,117	8,912,665	4/03/14	-	(322,988)
Chilean Peso	DBAB	Buy	1,315,860,000	2,664,763	4/04/14	-	(180,063)
Chilean Peso	DBAB	Sell	1,090,000,000	2,088,523	4/04/14	30,307	-
Euro	DBAB	Sell	4,042,013	5,303,201	4/10/14	-	(79,854)
Chilean Peso	MSCO	Buy	630,480,000	1,288,930	4/14/14	-	(99,648)
Swiss Franc	DBAB	Buy	370,875	404,664	4/16/14	-	(2,867)
Swiss Franc	DBAB	Sell	370,875	411,320	4/16/14	9,523	-
Chilean Peso	MSCO	Buy	564,920,000	1,146,929	4/21/14	-	(82,087)
Euro	DBAB	Buy	17,119,964	22,850,016	4/22/14	-	(213,755)

Franklin Investors Securities Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Euro	DBAB	Sell	21,467,764	28,193,978	4/22/14	-	(398,230)
Chilean Peso	JPHQ	Buy	562,321,000	1,132,000	4/28/14	-	(72,826)
Euro	BZWS	Sell	11,680,000	15,233,138	4/30/14	-	(323,859)
Euro	DBAB	Sell	603,000	787,283	4/30/14	-	(15,874)
Swedish Krona	DBAB	Buy	658,122,387	100,033,803	5/06/14	328,477	-
Swedish Krona	DBAB	Sell	125,000,000	18,855,093	5/06/14	-	(207,144)
Japanese Yen	DBAB	Sell	3,107,440,000	32,000,000	5/07/14	190,591	-
Euro	DBAB	Sell	1,600,000	2,100,400	5/09/14	-	(30,838)
Euro	DBAB	Sell	585,912	756,530	5/19/14	-	(23,977)
Singapore Dollar	JPHQ	Buy	21,730,000	17,381,219	5/21/14	-	(274,979)
Canadian Dollar	DBAB	Buy	2,397,060	2,300,000	5/28/14	15,578	-
Swedish Krona	DBAB	Buy	19,384,470	2,900,000	5/28/14	54,612	-
Euro	GSCO	Sell	1,024,000	1,320,294	5/30/14	-	(43,910)
Euro	DBAB	Sell	4,231,115	5,505,950	6/05/14	-	(131,124)
Euro	DBAB	Sell	1,450,000	1,903,959	6/09/14	-	(27,920)
Japanese Yen	BZWS	Sell	425,100,000	4,368,235	6/10/14	14,425	-
Japanese Yen	HSBC	Sell	452,730,000	4,680,251	6/10/14	43,458	-
Japanese Yen	JPHQ	Sell	307,010,000	3,120,133	6/10/14	-	(24,217)
Japanese Yen	DBAB	Sell	149,900,000	1,559,898	6/11/14	24,622	-
Japanese Yen	JPHQ	Sell	419,460,000	4,368,301	6/11/14	72,189	-
Japanese Yen	JPHQ	Sell	176,900,000	1,872,255	6/17/14	60,278	-
Euro	DBAB	Sell	3,008,443	4,018,076	6/18/14	9,570	-
Singapore Dollar	HSBC	Buy	2,551,000	2,026,211	6/20/14	-	(17,914)
Euro	DBAB	Sell	3,758,000	4,933,728	6/27/14	-	(73,837)
Euro	DBAB	Sell	2,078,700	2,715,614	7/03/14	-	(54,394)
Euro	DBAB	Sell	10,304,280	13,567,646	7/17/14	-	(164,929)
Euro	DBAB	Sell	242,213	318,273	7/23/14	-	(4,540)
Euro	DBAB	Sell	381,725	505,785	7/25/14	-	(2,972)
Euro	BZWS	Sell	6,000,000	7,946,400	7/28/14	-	(50,488)
Chilean Peso	MSCO	Buy	3,670,729,000	6,937,029	7/29/14	-	(88,207)
Euro	DBAB	Sell	400,000	530,140	7/29/14	-	(2,990)
Euro	BZWS	Sell	8,373,330	11,118,526	8/04/14	39,648	-
British Pound	DBAB	Sell	4,636,500	7,228,304	10/01/14	189,478	-
Euro	DBAB	Sell	8,374,000	10,924,894	2/06/15	-	(252,110)
Swiss Franc	DBAB	Buy	13,270,875	14,680,171	4/16/15	-	(209,668)
Swiss Franc	DBAB	Sell	13,270,875	14,914,055	4/16/15	443,552	-
Euro	DBAB	Sell	31,500,000	41,507,550	6/05/15	-	(573,581)
Euro	DBAB	Sell	1,710,278	2,198,391	6/22/15	-	(86,673)
Euro	DBAB	Sell	8,374,000	10,963,814	2/05/16	-	(243,518)
Euro	DBAB	Sell	10,260,000	13,583,727	8/05/16	-	(166,387)
	Unrealized appreciation (depreciation)					13,393,321	(19,956,430)
	Net unrealized appreciation (depreciation)						$ (6,563,109)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

At July 31, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counterparty[a] / Exchange	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
OTC Swaps									
Contracts to Buy Protection									
Single Name									
American Axle & Manufacturing Inc.	BZWS	2,500,000	5.00%	6/20/18	$ (163,461)	-	(43,474)	$ (206,935)	
American Axle & Manufacturing Inc.	DBAB	12,000,000	5.00%	6/20/18	(705,547)	-	(287,740)	(993,288)	
Centex Corp.	FBCO	7,795,000	5.00%	6/20/16	(563,801)	-	(474,421)	(1,038,221)	
Centex Corp.	JPHQ	12,000,000	5.00%	6/20/16	(1,038,903)	-	(559,385)	(1,598,288)	
CIT Group Inc.	GSCO	22,500,000	5.00%	6/20/17	(2,744,254)	-	(115,216)	(2,859,470)	
CNA Financial Corp.	GSCO	10,000,000	5.00%	12/20/14	(454,191)	-	(221,811)	(676,003)	
Constellation Brands Inc.	BZWS	5,000,000	5.00%	6/20/17	(594,724)	-	(176,064)	(770,789)	
Constellation Brands Inc.	DBAB	2,000,000	5.00%	6/20/17	(239,522)	-	(68,793)	(308,315)	
D.R. Horton Inc.	JPHQ	7,000,000	5.00%	3/20/16	(713,216)	8,572	-	(704,644)	
Dean Foods Co.	JPHQ	13,000,000	5.00%	6/20/16	(1,112,565)	-	(259,170)	(1,371,735)	
Embarq Corp.	BZWS	8,500,000	5.00%	6/20/16	(634,410)	-	(373,513)	(1,007,924)	
Embarq Corp.	DBAB	1,500,000	5.00%	6/20/16	(115,471)	-	(62,398)	(177,869)	
Embarq Corp.	GSCO	10,000,000	5.00%	6/20/16	(844,328)	-	(341,464)	(1,185,793)	
First Data Corp.	BZWS	19,900,000	5.00%	3/20/15	(889,642)	-	(185,861)	(1,075,503)	
First Data Corp.	DBAB	3,900,000	5.00%	3/20/15	(154,011)	-	(56,766)	(210,777)	
Government of Ireland	MSCO	10,000,000 EUR	1.00%	3/20/15	1,008,595	-	(1,097,329)	(88,734)	
HCA Inc.	GSCO	5,054,000	5.00%	3/20/16	(420,086)	-	(53,778)	(473,863)	
Hilton Worldwide Inc.	FBCO	11,000,000	5.00%	12/20/13	(61,834)	-	(138,910)	(200,743)	
Intelsat Investments SA	GSCO	15,000,000	5.00%	12/20/13	(158,874)	-	(125,917)	(284,791)	
Intelsat Investments SA	UBSW	12,000,000	5.00%	12/20/13	(135,284)	-	(92,549)	(227,832)	
Lennar Corp.	GSCO	7,692,000	5.00%	6/20/15	(42,827)	-	(532,548)	(575,375)	
Merrill Lynch & Co. Inc.	FBCO	20,000,000	1.00%	9/20/17	249,042	-	(350,825)	(101,783)	
The New York Times Co.	GSCO	11,700,000	5.00%	12/20/16	(713,495)	-	(745,912)	(1,459,408)	
RPM International Inc.	UBSW	12,000,000	5.00%	12/20/13	(202,622)	-	(30,163)	(232,785)	
The Ryland Group Inc.	GSCO	4,750,000	5.00%	3/20/15	(16,976)	-	(306,038)	(323,014)	
Tenneco Packaging Inc.	UBSW	12,000,000	5.00%	6/20/17	681,587	-	(1,405,836)	(724,249)	
Textron Financial Corp.	MSCO	5,126,000	5.00%	9/20/14	(248,529)	-	(41,515)	(290,043)	
Toll Brothers Inc.	FBCO	2,010,000	5.00%	6/20/15	(107,101)	-	(56,645)	(163,746)	
Toll Brothers Inc.	GSCO	3,013,000	5.00%	3/20/14	(63,823)	-	(28,185)	(92,008)	
Toll Brothers Inc.	MSCO	3,910,000	5.00%	3/20/14	(73,113)	-	(46,286)	(119,399)	
Windstream Corp.	GSCO	20,000,000	5.00%	9/20/13	(126,943)	-	(4,116)	(131,059)	
Contracts to Sell Protection[d]									
Single Name									
Bank of America Corp.	FBCO	20,000,000	1.00%	9/20/17	(249,042)	263,258	-	14,217	A-
Berkshire Hathaway Finance Corp.	FBCO	14,300,000	1.00%	3/20/18	(78,637)	184,983	-	106,346	AA
Berkshire Hathaway Inc.	DBAB	10,000,000	1.00%	9/20/17	(82,545)	190,303	-	107,758	AA
Canadian Natural Resources Ltd.	BOFA	5,000,000	1.00%	6/20/17	(31,110)	119,560	-	88,450	BBB+
First Data Corp	BZWS	14,000,000	5.00%	3/20/16	209,147	226,385	-	435,532	B-
First Data Corp.	DBAB	3,000,000	5.00%	3/20/16	(13,947)	107,275	-	93,328	B-
The Goodyear Tire & Rubber Co.	BZWS	2,500,000	5.00%	6/20/18	55,712	133,141	-	188,854	B+
The Goodyear Tire & Rubber Co.	FBCO	12,000,000	5.00%	6/20/18	233,053	673,443	-	906,497	B+
Government of Indonesia	DBAB	41,900,000	1.00%	6/20/17	(914,192)	-	(278,193)	(1,192,385)	BB+
MGM Resorts International	BZWS	900,000	5.00%	12/20/21	(21,796)	25,215	-	3,419	B+
MGM Resorts International	BZWS	1,000,000	5.00%	3/20/22	(29,087)	31,650	-	2,563	B+
PSEG Power LLC	FBCO	11,000,000	1.00%	6/20/17	(392,669)	475,019	-	82,350	BBB+
Safeway Inc.	CITI	3,000,000	1.00%	9/20/17	(284,312)	223,691	-	(60,621)	BBB
Teck Resources Ltd.	BZWS	5,000,000	1.00%	6/20/19	(280,510)	-	(67,859)	(348,370)	BBB
Traded Index									
CMBX.NA.AJ.2	FBCO	11,105,000	1.09%	3/15/49	(1,604,372)	63,510	-	(1,540,861)	Non Investment Grade
LCDX.NA.19	BZWS	74,235,000	2.50%	12/20/17	906,751	2,045,673	-	2,952,425	Non Investment Grade

LCDX.NA.20	BZWS	12,000,000	2.50%	6/20/18	456,716	-	(40,698)	416,018	Non Investment Grade
LCDX.NA.20	FBCO	11,650,000	2.50%	6/20/18	286,850	117,035	-	403,885	Non Investment Grade
MCDX.NA.20	CITI	57,200,000	1.00%	6/20/23	(2,687,677)	-	(247,063)	(2,934,740)	Investment Grade
Total Credit Default Swaps unrealized appreciation (depreciation)						4,888,713	(8,916,441)		
Net unrealized appreciation (depreciation)							$ (4,027,728)		

[a]Positions are generally not collateralized if the market value is $100,000 to $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$ (555,499)
CITI	2,810,000
DBAB	10,250,000
FBCO	1,300,000
GSCO	8,510,000
HSBC	(348,852)
JPHQ	2,910,000
MSCO	2,560,000
UBSW	(3,412,342)
Total collateral	$ 24,023,307

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At July 31, 2013, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross Currency Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount		Unrealized Appreciation	Unrealized Depreciation
Receive Fixed semi-annual 4.50% Pay Fixed annual 4.00%	CITI	1/01/16	$ 15,456,481 90,000,000	USD DKK	$ -	$ (608,126)
Receive Fixed semi-annual 2.47% Pay Fixed annual 2.00%	DBAB	1/04/16	15,638,575 90,000,000	USD DKK	-	(396,911)
Unrealized appreciation (depreciation)					-	(1,005,037)
Net unrealized appreciation (depreciation)						$ (1,005,037)

Abbreviations

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.

HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

BRL - Brazilian Real
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SGD - Singapore Dollar
USD - United States Dollar
UYU - Uruguayan Peso

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
COP - Certificate of Participation
DIP - Debtor-In-Possession
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
IO - Interest Only
L/C - Letter of Credit
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust
SF - Single Family
USD - Unified/Union School District

Franklin Investors Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those

instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include

failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At July 31, 2013, the Franklin Low Duration Total Return Fund held $256,767 in U.S. Treasury Bills, Bonds and Notes, the Franklin Total Return Fund held $3,761,194 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

Certain funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into exchange traded and/or OTC credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market ("OTC credit default swaps") or may be executed in a multilateral trade facility platform, such as a registered exchange ("centrally cleared credit default swaps"). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract

represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a cross currency swap contract represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, foreign exchange rate, and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Balanced Fund- Forwards and options

Franklin Low Duration Total Return Fund - Futures, forwards, swaps and options

Franklin Real Return Fund - Forwards

Franklin Total Return Fund - Futures, forwards, swaps and options

4. MORTGAGE DOLLAR ROLLS

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Adjustable U.S. Government Fund	Franklin Balanced Fund	Franklin Convertible Securities Fund
Cost of investments	$ 2,243,938,723	$ 1,485,196,214	$1,151,474,602
Unrealized appreciation	$ 39,389,300	$ 123,722,250	$ 232,498,304
Unrealized depreciation	(2,823,262)	(48,162,421)	(128,743,996)
Net unrealized appreciation (depreciation)	$ 36,566,038	$ 75,559,829	$ 103,754,308

	Franklin Equity Income Fund	Franklin Floating Rate Daily Access Fund	Franklin Limited Maturity U.S. Government Securities Fund
Cost of investments	$ 1,422,465,730	$ 4,562,596,231	$ 517,502,177
Unrealized appreciation	$ 358,056,793	$ 45,670,472	$ 4,505,205
Unrealized depreciation	(44,695,380)	(6,555,093)	(7,521,080)
Net unrealized appreciation (depreciation)	$ 313,361,413	$ 39,115,379	$ (3,015,875)

	Franklin Low Duration Total Return Fund	Franklin Real Return Fund	Franklin Total Return Fund
Cost of investments	$ 1,380,292,895	$ 459,841,329	$6,330,764,718
Unrealized appreciation	$ 13,699,522	$ 17,712,932	$ 151,050,096
Unrealized depreciation	(15,572,634)	(19,224,593)	(134,736,496)
Net unrealized appreciation (depreciation)	$ (1,873,112)	$ (1,511,661)	$ 16,313,600

6. RESTRICTED SECURITIES

At July 31, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 (1933 Act) deemed to be liquid, as follows:

Principal Amount/Shares	Issuer	Acquisition Date	Cost	Value
Franklin Convertible Securities Fund				
14,000,000	BearingPoint Liquidating Trust	12/31/09	$ 18,900	$ -
Franklin Floating Rate Daily Access Fund				
810,222	Erickson Air-Crane Inc.	5/03/13	$ 810,222	$ 810,222
26,267	RoTech Medical Corp.	12/03/10	-	-
	Total Restricted Securities (Value is 0.02% of Net Assets)		$ 810,222	$ 810,222
Franklin Total Return Fund				
15,682	Erickson Air-Crane Inc.	5/03/13	$ 15,682	$ 15,682

7. FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

The Franklin Total Return Fund invests in certain financial instruments through its investment in FT Subsidiary. The FT Subsidiary, a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At July 31, 2013, the FT Subsidiary's investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund's Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund				
Assets:				
Investments in Securities:				
Asset-Backed Securities and				
Commercial Mortgage-Backed Securities	$ -	$ 26,544	$ -	$ 26,544
Mortgage-Backed Securities	-	2,236,195,518	-	2,236,195,518
Short Term Investments	44,281,535	1,164	-	44,282,699
Total Investments in Securities	$ 44,281,535	$ 2,236,223,226	$ -	$2,280,504,761
Franklin Balanced Fund				
Assets:				
Investments in Securities				
Equity Investments:[a]				
Energy	$ 149,206,484	$ 15,628,824	$ -	$ 164,835,308
Industrials	176,200,347	3,690,625	-	179,890,972
Materials	127,922,967	1,692,000	-	129,614,967
Utilities	88,959,000	5,866,900	-	94,825,900
Other Equity Investments[b]	315,782,831	-	-	315,782,831
Equity-Linked Securities	-	153,151,171	-	153,151,171
Corporate Bonds	-	391,670,857	-	391,670,857
Senior Floating Rate Interests	-	15,106,250	-	15,106,250
Asset-Backed Securities and				
Commercial Mortgage-Backed Securities	-	32,540	-	32,540
Mortgage-Backed Securities	-	83,864	-	83,864
Short Term Investments	115,761,382	-	-	115,761,382
Total Investments in Securities	$ 973,833,011	$ 586,923,031	$ -	$1,560,756,042
Forward Exchange Contracts	$ -	$ 137,533	$ -	$ 137,533
Liabilities:				
Forward Exchange Contracts	-	60,960	-	60,960
Franklin Convertible Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Discretionary	$ 52,368,921	$ 3,762	$ -	$ 52,372,683
Energy	16,036,130	53,305,480	-	69,341,610
Financials	31,518,197	41,961,111	-	73,479,308
Industrials	49,233,650	27,177,763	-	76,411,413
Materials	26,239,308	8,354,250	-	34,593,558
Utilities	44,812,121	23,467,600	-	68,279,721
Other Equity Investments[b]	5,252,114	-	-	5,252,114
Convertible Bonds	-	785,855,929	- [c]	785,855,929
Short Term Investments	63,008,076	26,634,498	-	89,642,574
Total Investments in Securities	$ 288,468,517	$ 966,760,393	$ - [c]	$1,255,228,910
Franklin Equity Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Energy	$ 127,673,594	$ 17,292,160	$ -	$ 144,965,754
Other Equity Investments[b]	1,454,950,027	-	-	1,454,950,027
Equity-Linked Securities	-	91,301,074	-	91,301,074
Short Term Investments	44,610,288	-	-	44,610,288
Total Investments in Securities	$1,627,233,909	$ 108,593,234	$ -	$1,735,827,143

Franklin Floating Rate Daily Access Fund

Assets:				
Investments in Securities:				
Equity Investments:				
Health Care Distributors	$ -	$ -	$ - [c]	$ -
Corporate Bonds	-	2,216,528	-	2,216,528
Senior Floating Rate Interests	-	3,876,520,358	810,222	3,877,330,580
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	25,454,613	-	25,454,613
Short Term Investments	696,709,889	-	-	696,709,889
Total Investments in Securities	$ 696,709,889	$ 3,904,191,499	$810,222	$4,601,711,610
Liabilities:				
Unfunded Loan Commitments	$ -	$ 1,545	$ -	$ 1,545

Franklin Limited Maturity U.S. Government Securities Fund

Assets:				
Investments in Securities:				
U.S. Government and Agency Securities	$ -	$ 186,370,344	$ -	$ 186,370,344
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	48,470,472	-	48,470,472
Mortgage-Backed Securities	-	278,651,324	-	278,651,324
Short Term Investments	994,162	-	-	994,162
Total Investments in Securities	$ 994,162	$ 513,492,140	$ -	$ 514,486,302

Franklin Low Duration Total Return Fund

Assets:				
Investments in Securities:				
Equity Investments:				
Materials	$ -	$ 175,000	$ - [c]	$ 175,000
Corporate Bonds	-	487,861,036	-	487,861,036
Senior Floating Rate Interests	-	77,429,879	-	77,429,879
Foreign Government and Agency Securities	-	71,143,190	-	71,143,190
U.S. Government and Agency Securities	-	376,112,684	-	376,112,684
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	223,164,249	-	223,164,249
Mortgage-Backed Securities	-	69,061,606	-	69,061,606
Municipal Bonds	-	16,896,596	-	16,896,596
Options Purchased	-	209,328	-	209,328
Short Term Investments	22,228,504	34,137,711	-	56,366,215
Total Investments in Securities	$ 22,228,504	$ 1,356,191,279	$ - [c]	$1,378,419,783
Swaps	$ -	$ 818,510	$ -	$ 818,510
Forward Exchange Contracts	-	1,491,275	-	1,491,275
Futures Contracts	178,363	-	-	178,363
Liabilities:				
Swaps	-	1,635,540	-	1,635,540
Forward Exchange Contracts	-	3,215,595	-	3,215,595
Futures Contracts	301,797	-	-	301,797
Unfunded Loan Commitments	-	15,437	-	15,437

Franklin Real Return Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a,b]	$ 64,215,421	$ -	$ -	$ 64,215,421
Corporate Bonds	-	15,117,530	-	15,117,530
Senior Floating Rate Interests	-	19,391,339	-	19,391,339
Foreign Government and Agency Securities	-	77,307,002	-	77,307,002
U.S. Government and Agency Securities	-	251,119,659	-	251,119,659
Short Term Investments	-	31,178,717	-	31,178,717
Total Investments in Securities	$ 64,215,421	$ 394,114,247	$ -	$ 458,329,668
Forward Exchange Contracts	$ -	$ 4,685	$ -	$ 4,685
Liabilities:				
Forward Exchange Contracts	-	2,037,558	-	2,037,558
Unfunded Loan Commitments	-	875	-	875
Franklin Total Return Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Automobiles & Components	$ 376,303	$ 435	$ -	$ 376,738
Consumer Services	-	1,426,552	-	1,426,552
Materials	-	875,000	- [c]	875,000
Other Equity Investments[b]	20,431,240	-	- [c]	20,431,240
Corporate Bonds	-	2,074,919,339	-	2,074,919,339
Senior Floating Rate Interests	-	257,838,581	15,682	257,854,263
Foreign Government and Agency Securities	-	441,685,787	-	441,685,787
U.S. Government and Agency Securities	-	1,539,205,456	-	1,539,205,456
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	499,585,917	20,842	499,606,759
Mortgage-Backed Securities	-	1,271,011,540	-	1,271,011,540
Municipal Bonds	-	78,985,679	-	78,985,679
Options Purchased	-	1,150,927	-	1,150,927
Short Term Investments	41,318,283	118,230,755	-	159,549,038
Total Investments in Securities	$ 62,125,826	$ 6,284,915,968	$ 36,524	$6,347,078,318
Swaps	$ -	$ 4,888,713	$ -	$ 4,888,713
Forward Exchange Contracts	-	13,393,321	-	13,393,321
Futures Contracts	12,708	-	-	12,708
Liabilities:				
Swaps	-	9,921,478	-	9,921,478
Forward Exchange Contracts	-	19,956,430	-	19,956,430
Unfunded Loan Commitments	-	46,541	-	46,541

[a]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statements of Investments.

[c]Includes securities determined to have no value at July 31, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date September 26, 2013